UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Health Care - 18.1%
Biotechnology - 1.3%
Gilead Sciences, Inc. (a)	238,900	$11,933,055
Vertex Pharmaceuticals, Inc. (a)	50,800	3,050,032

		14,983,087

Health Care Providers & Services - 4.6%
Aetna, Inc.	95,900	3,921,351
Health Net, Inc. (a)	230,800	5,913,096
UnitedHealth Group, Inc.	380,200	21,203,754
WellPoint, Inc.	335,700	22,622,823

		53,661,024

Pharmaceuticals - 12.2%
AstraZeneca PLC (Sponsored ADR)	445,300	17,994,573
Johnson & Johnson	620,700	38,750,301
Merck & Co., Inc.	755,500	28,391,690
Pfizer, Inc.	2,347,200	51,333,264
Roche Holding AG (Sponsored ADR)	145,000	5,679,650

		142,149,478

		210,793,589

Financials - 17.5%
Capital Markets - 1.5%
Legg Mason, Inc.	286,900	7,301,605
State Street Corp.	239,800	9,882,158

		17,183,763

Commercial Banks - 6.1%
BB&T Corp.	123,100	3,720,082
CIT Group, Inc. (a)	525,200	17,956,588
KeyCorp	182,300	1,367,250
Regions Financial Corp.	403,000	2,534,870
US Bancorp	276,600	8,605,026
Wells Fargo & Co.	1,145,000	36,697,250

		70,881,066

Consumer Finance - 0.2%
Discover Financial Services	57,500	1,903,825

Diversified Financial Services - 7.7%
Bank of America Corp. (b)	1,537,200	11,298,420
Citigroup, Inc.	1,083,300	28,718,283
JPMorgan Chase & Co.	1,185,700	39,305,955
Leucadia National Corp.	166,900	3,391,408
Moody’s Corp.	183,360	6,709,142

		89,423,208

Insurance - 2.0%
Berkshire Hathaway, Inc. (a)	93,100	7,388,416
Chubb Corp. (The)	72,100	5,196,247
Reinsurance Group of America, Inc. - Class A	130,900	6,567,253

Company	Shares	U.S. $ Value
Travelers Cos., Inc. (The)	74,500	$4,655,505

		23,807,421

		203,199,283

Consumer Discretionary - 16.0%
Auto Components - 1.6%
Lear Corp.	240,900	9,599,865
Magna International, Inc. - Class A (b)	58,100	2,341,430
TRW Automotive Holdings Corp. (a)	160,100	6,175,057

		18,116,352

Automobiles - 1.9%
Ford Motor Co.	781,400	8,251,584
General Motors Co. (a)	643,600	14,287,920

		22,539,504

Diversified Consumer Services - 0.7%
Apollo Group, Inc. - Class A (a)	270,800	8,616,856

Hotels, Restaurants & Leisure - 1.3%
MGM Resorts International (a)	1,181,100	12,791,313
Royal Caribbean Cruises Ltd.	122,800	2,891,940

		15,683,253

Household Durables - 1.4%
Newell Rubbermaid, Inc.	558,300	10,272,720
NVR, Inc. (a)	7,400	5,955,520

		16,228,240

Media - 6.7%
CBS Corp. - Class B	358,800	11,452,896
DIRECTV (a)	188,400	8,374,380
Gannett Co., Inc.	777,970	10,160,288
McGraw-Hill Cos., Inc. (The)	146,400	6,350,832
News Corp. - Class A	569,100	10,926,720
Time Warner Cable, Inc. - Class A	237,600	17,915,040
Viacom, Inc. - Class B	265,700	12,681,861

		77,862,017

Multiline Retail - 0.9%
Macy’s, Inc.	271,500	10,330,575

Specialty Retail - 1.5%
GameStop Corp. - Class A (b)	142,700	2,736,986
Home Depot, Inc. (The)	120,200	5,930,668
Lowe’s Cos., Inc.	246,600	6,589,152
Staples, Inc.	136,700	1,796,238

		17,053,044

		186,429,841

Information Technology - 11.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,142,100	18,650,493

Company	Shares	U.S. $ Value
Motorola Solutions, Inc.	57,700	$2,774,216

		21,424,709

Computers & Peripherals - 2.5%
Dell, Inc. (a)(b)	79,500	980,235
Hewlett-Packard Co.	1,221,600	27,705,888

		28,686,123

Electronic Equipment, Instruments & Components - 1.4%
Corning, Inc.	1,008,200	13,096,518
TE Connectivity Ltd.	85,900	2,698,978

		15,795,496

IT Services - 0.7%
Visa, Inc. - Class A	70,300	8,098,560

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Semiconductor Engineering, Inc. (ADR) (b)	754,358	3,492,677
Applied Materials, Inc.	1,317,500	13,609,775
Intel Corp.	920,200	23,777,968
Lam Research Corp. (a)(b)	203,600	7,594,280
Micron Technology, Inc. (a)	1,469,100	8,579,544

		57,054,244

Software - 0.1%
CA, Inc. (b)	47,600	1,183,812

		132,242,944

Energy - 10.5%
Energy Equipment & Services - 1.1%
Helmerich & Payne, Inc.	59,400	2,690,820
Transocean Ltd./Switzerland	244,700	9,991,101

		12,681,921

Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	75,800	4,623,800
BP PLC (Sponsored ADR)	464,600	16,939,316
Chevron Corp.	268,500	26,396,235
Devon Energy Corp.	169,400	10,082,688
Exxon Mobil Corp. (b)	317,100	24,933,573
Marathon Oil Corp. (b)	527,900	13,149,989
Marathon Petroleum Corp.	286,200	10,323,234
Valero Energy Corp.	111,900	2,361,090

		108,809,925

		121,491,846

Consumer Staples - 9.9%
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	259,900	11,679,906
Kroger Co. (The)	832,500	18,323,325

		30,003,231

Company	Shares	U.S. $ Value
Food Products - 2.0%
Archer-Daniels-Midland Co.	133,100	$4,243,228
ConAgra Foods, Inc.	346,500	8,714,475
Tyson Foods, Inc. - Class A	546,708	10,589,734

		23,547,437

Household Products - 2.0%
Procter & Gamble Co. (The)	364,600	22,710,934

Tobacco - 3.3%
Altria Group, Inc.	515,700	16,600,383
Lorillard, Inc.	123,500	15,264,600
Philip Morris International, Inc.	40,700	3,439,557
Reynolds American, Inc.	69,100	2,891,144

		38,195,684

		114,457,286

Industrials - 6.0%
Aerospace & Defense - 1.1%
General Dynamics Corp.	152,200	9,742,322
Northrop Grumman Corp.	47,900	2,814,125

		12,556,447

Airlines - 1.0%
Delta Air Lines, Inc. (a)	920,200	11,134,420

Building Products - 0.4%
Fortune Brands Home & Security, Inc. (a)	216,885	4,905,939

Industrial Conglomerates - 3.5%
General Electric Co.	1,913,000	36,519,170
Tyco International Ltd.	88,800	4,720,608

		41,239,778

		69,836,584

Utilities - 5.0%
Electric Utilities - 2.3%
Edison International	197,800	8,893,088
Great Plains Energy, Inc.	340,100	6,774,792
NV Energy, Inc.	668,000	11,556,400

		27,224,280

Gas Utilities - 0.8%
Atmos Energy Corp.	223,400	7,403,476
UGI Corp.	77,067	2,210,282

		9,613,758

Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	390,800	7,905,884
DTE Energy Co.	92,700	5,268,141
NiSource, Inc.	231,600	5,810,844
Public Service Enterprise Group, Inc.	81,100	2,529,509

		21,514,378

		58,352,416

Company	Shares	U.S. $ Value
Telecommunication Services - 4.3%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	810,300	$27,687,951
CenturyLink, Inc.	559,800	21,955,356

		49,643,307

Materials - 0.9%
Chemicals - 0.9%
LyondellBasell Industries NV (b)	276,100	10,894,906

Total Common Stocks (cost $1,120,755,123)		1,157,342,002

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (c) (cost $3,575,112)	3,575,112	3,575,112

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $1,124,330,235)		1,160,917,114

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.6%
Investment Companies - 2.6%
AllianceBernstein Exchange Reserves - Class I, 0.20% (c) (cost $30,151,750)	30,151,750	30,151,750

Total Investments - 102.5% (cost $1,154,481,985) (d)		1,191,068,864
Other assets less liabilities - (2.5)%		(28,922,095)

Net Assets - 100.0%		$1,162,146,769

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,380,714 and gross unrealized depreciation of investments was $(72,793,835), resulting in net unrealized appreciation of $36,586,879.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$205,113,939		$5,679,650		$	– 0	–	$210,793,589
Financials	203,199,283		– 0	–		– 0	–	203,199,283
Consumer Discretionary	186,429,841		– 0	–		– 0	–	186,429,841
Information Technology	132,242,944		– 0	–		– 0	–	132,242,944
Energy	121,491,846		– 0	–		– 0	–	121,491,846
Consumer Staples	114,457,286		– 0	–		– 0	–	114,457,286
Industrials	69,836,584		– 0	–		– 0	–	69,836,584
Utilities	58,352,416		– 0	–		– 0	–	58,352,416
Telecommunication Services	49,643,307		– 0	–		– 0	–	49,643,307
Materials	10,894,906		– 0	–		– 0	–	10,894,906
Short-Term Investments	3,575,112		– 0	–		– 0	–	3,575,112
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	30,151,750		– 0	–		– 0	–	30,151,750

Total Investments in Securities	1,185,389,214		5,679,650			– 0	–	1,191,068,864
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$1,185,389,214		$5,679,650		$	– 0	–	$1,191,068,864

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Information Technology - 34.2%
Communications Equipment - 3.7%
F5 Networks, Inc. (a)	150,130	$15,535,452
QUALCOMM, Inc.	484,880	27,788,473

		43,323,925

Computers & Peripherals - 11.0%
Apple, Inc. (a)	193,190	111,611,659
EMC Corp./MA (a)	631,067	15,050,948

		126,662,607

Internet Software & Services - 3.9%
Google, Inc. - Class A (a)	77,185	44,833,679

IT Services - 3.0%
Cognizant Technology Solutions Corp. - Class A (a)	359,270	20,927,478
Visa, Inc. - Class A	119,480	13,764,096

		34,691,574

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Corp. - Class A (a)	284,416	9,200,858
Marvell Technology Group Ltd. (a)(b)	1,362,868	17,076,736
Xilinx, Inc.	319,360	10,209,939

		36,487,533

Software - 9.4%
ANSYS, Inc. (a)	127,210	7,871,119
Citrix Systems, Inc. (a)	310,040	22,657,723
Informatica Corp. (a)	154,160	6,386,849
Intuit, Inc.	382,640	21,515,847
Oracle Corp.	1,078,020	28,535,189
Salesforce.com, Inc. (a)	40,310	5,587,772
TIBCO Software, Inc. (a)	589,417	15,766,905

		108,321,404

		394,320,722

Consumer Discretionary - 16.6%
Auto Components - 0.7%
BorgWarner, Inc. (a)	121,362	8,707,723

Automobiles - 0.8%
Harley-Davidson, Inc.	184,277	8,878,466

Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. - Class A (a)	17,180	7,096,543
Las Vegas Sands Corp.	336,870	15,556,656
Starbucks Corp.	321,010	17,620,239

		40,273,438

Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	88,360	18,812,727

Company	Shares	U.S. $ Value
priceline.com, Inc. (a)	16,140	$10,095,409

		28,908,136

Media - 5.7%
Comcast Corp. - Class A	775,150	22,409,587
Walt Disney Co. (The)	938,440	42,896,092

		65,305,679

Multiline Retail - 0.7%
Dollar General Corp. (a)	172,234	8,423,965

Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	291,000	19,627,950
PVH Corp.	145,605	11,794,005

		31,421,955

		191,919,362

Industrials - 16.1%
Aerospace & Defense - 4.0%
Boeing Co. (The)	259,690	18,077,021
Precision Castparts Corp.	165,960	27,584,211

		45,661,232

Air Freight & Logistics - 1.6%
United Parcel Service, Inc. - Class B	246,845	18,498,564

Electrical Equipment - 5.2%
AMETEK, Inc.	207,758	10,535,408
Emerson Electric Co.	665,650	31,132,451
Rockwell Automation, Inc.	120,534	8,739,920
Roper Industries, Inc.	97,850	9,904,377

		60,312,156

Industrial Conglomerates - 3.4%
Danaher Corp.	746,409	38,790,876

Machinery - 1.9%
Dover Corp.	237,750	13,447,140
Flowserve Corp.	85,714	8,809,685

		22,256,825

		185,519,653

Energy - 14.7%
Energy Equipment & Services - 10.3%
Ensco PLC	289,720	13,011,325
FMC Technologies, Inc. (a)	230,020	9,256,005
Halliburton Co.	670,310	20,149,519
National Oilwell Varco, Inc.	327,140	21,836,595
Oceaneering International, Inc.	337,410	15,595,090
Schlumberger Ltd.	624,815	39,519,549

		119,368,083

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	207,780	12,674,580
EOG Resources, Inc.	187,105	18,579,527

Company	Shares	U.S. $ Value
Noble Energy, Inc.	229,888	$19,416,340

		50,670,447

		170,038,530

Health Care - 10.9%
Biotechnology - 0.8%
Gilead Sciences, Inc. (a)	182,815	9,131,609

Health Care Equipment & Supplies - 2.6%
Covidien PLC	379,390	19,644,814
Stryker Corp.	197,400	10,156,230

		29,801,044

Health Care Providers & Services - 4.4%
Express Scripts Holding Co. (a)	205,532	10,726,715
McKesson Corp.	91,550	7,990,484
UnitedHealth Group, Inc.	572,546	31,930,891

		50,648,090

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)(b)	154,760	6,663,966

Pharmaceuticals - 2.5%
Allergan, Inc./United States	212,920	19,216,030
Perrigo Co.	96,980	10,075,252

		29,291,282

		125,535,991

Materials - 3.2%
Chemicals - 2.4%
Monsanto Co.	239,887	18,519,276
Potash Corp. of Saskatchewan, Inc.	216,250	8,548,363

		27,067,639

Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	289,370	9,271,415

		36,339,054

Financials - 3.0%
Capital Markets - 1.6%
Blackstone Group LP	844,649	10,169,574
Goldman Sachs Group, Inc. (The)	88,540	8,473,278

		18,642,852

Diversified Financial Services - 0.8%
JPMorgan Chase & Co.	300,880	9,974,172

Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	397,376	6,536,835

		35,153,859

Consumer Staples - 0.9%
Food Products - 0.9%
Hershey Co. (The)	158,750	10,614,025

Company	Shares	U.S. $ Value
Total Common Stocks (cost $987,893,793)		$1,149,441,196

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (c) (cost $5,947,969)	5,947,969	5,947,969

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $993,841,762)		1,155,389,165

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.6%
Investment Companies - 0.6%
AllianceBernstein Exchange Reserves - Class I, 0.20% (c) (cost $7,009,515)	7,009,515	7,009,515

Total Investments - 100.7% (cost $1,000,851,277) (d)		1,162,398,680
Other assets less liabilities - (0.7)%		(8,118,367)

Net Assets - 100.0%		$1,154,280,313

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $197,931,620 and gross unrealized depreciation of investments was $(36,384,217), resulting in net unrealized appreciation of $161,547,403.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,149,441,196		$	– 0	–	$	– 0	–	$1,149,441,196
Short-Term Investments	5,947,969			– 0	–		– 0	–	5,947,969
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	7,009,515			– 0	–		– 0	–	7,009,515

Total Investments in Securities	1,162,398,680			– 0	–		– 0	–	1,162,398,680
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,162,398,680		$	– 0	–	$	– 0	–	$1,162,398,680

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.6%
Energy - 23.9%
Coal & Consumable Fuels - 0.6%
Banpu PCL	121,200	$1,704,267
Cameco Corp.	78,060	1,500,965

		3,205,232

Integrated Oil & Gas - 17.3%
BG Group PLC	347,510	6,696,882
BP PLC	1,778,150	10,809,361
Chevron Corp.	86,520	8,505,781
China Petroleum & Chemical Corp. - Class H	3,992,000	3,557,913
ENI SpA (a)	154,480	2,975,957
Exxon Mobil Corp.	278,720	21,915,754
Gazprom OAO (Sponsored ADR) (a)(b)	574,430	5,043,495
Hess Corp.	39,170	1,711,729
Petroleo Brasileiro SA (ADR)	240,760	4,709,266
Petroleo Brasileiro SA (Sponsored ADR)	111,828	2,113,549
PTT PCL	195,400	1,922,370
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	328,891	10,198,581
Royal Dutch Shell PLC - Class A	1,125	34,968
Royal Dutch Shell PLC - Class B	113,440	3,646,424
Suncor Energy, Inc. (Toronto) (a)	196,670	5,337,329
Total SA	58,010	2,500,173

		91,679,532

Oil & Gas Drilling - 1.2%
Ensco PLC	29,060	1,305,085
Seadrill Ltd. (a)	89,310	2,986,527
Transocean Ltd./Switzerland	53,880	2,199,920

		6,491,532

Oil & Gas Equipment & Services - 0.9%
Halliburton Co.	65,020	1,954,501
Schlumberger Ltd.	46,760	2,957,570

		4,912,071

Oil & Gas Exploration & Production - 3.9%
Anadarko Petroleum Corp.	51,060	3,114,660
Cabot Oil & Gas Corp.	32,000	1,041,280
Devon Energy Corp.	56,180	3,343,834
EOG Resources, Inc.	31,640	3,141,852
Marathon Oil Corp.	73,140	1,821,917
Nexen, Inc. (Toronto)	121,314	1,902,780
Noble Energy, Inc.	17,740	1,498,320
Occidental Petroleum Corp.	60,880	4,825,958
Penn West Petroleum Ltd. (a)	67	894

		20,691,495

		126,979,862

Materials - 12.3%
Diversified Chemicals - 0.4%
BASF SE (a)	33,520	2,352,413

Company	Shares	U.S. $ Value
Diversified Metals & Mining - 5.1%
Anglo American PLC	169,090	$5,153,868
BHP Billiton Ltd.	183,150	5,645,633
BHP Billiton PLC	73,270	1,920,027
Exxaro Resources Ltd.	133,330	2,983,809
Freeport-McMoRan Copper & Gold, Inc.	29,670	950,627
Rio Tinto Ltd.	24,810	1,373,368
Rio Tinto PLC	151,120	6,501,707
Teck Resources Ltd.	88,120	2,639,718

		27,168,757

Fertilizers & Agricultural Chemicals - 1.4%
Agrium, Inc. (Toronto)	43,000	3,367,227
Monsanto Co.	49,570	3,826,804

		7,194,031

Gold - 2.7%
Goldcorp, Inc.	157,650	5,754,374
Kinross Gold Corp.	419,860	3,369,937
Koza Altin Isletmeleri AS	58,360	984,705
New Gold, Inc. (b)	222,230	1,964,428
Real Gold Mining Ltd. (a)(c)(d)	686,500	187,512
Yamana Gold, Inc.	140,990	2,069,428

		14,330,384

Paper Products - 0.3%
Mondi PLC	193,210	1,516,131

Specialty Chemicals - 0.4%
Koninklijke DSM NV	48,730	2,320,911

Steel - 2.0%
Commercial Metals Co.	147,400	1,721,632
JFE Holdings, Inc.	111,100	1,795,124
OneSteel Ltd.	671,187	688,808
United States Steel Corp. (a)	33,840	686,952
Vale SA (Sponsored ADR) (Local Preference Shares) (a)	318,410	5,769,589

		10,662,105

		65,544,732

Equity:Other - 10.4%
Diversified/Specialty - 9.0%
British Land Co. PLC	246,415	1,840,145
Capital Property Fund	427,600	478,795
CapitaLand Ltd.	497,000	973,767
City Developments Ltd.	54,000	415,154
Cofinimmo	9,570	999,004
Dexus Property Group	1,644,269	1,503,399
Digital Realty Trust, Inc. (a)	28,940	2,048,084
Duke Realty Corp.	126,770	1,754,497
Dundee Real Estate Investment Trust	35,396	1,234,413
Evergrande Real Estate Group Ltd. (a)(b)	3,630,000	1,986,680
Fonciere Des Regions	5,380	346,646
Forest City Enterprises, Inc. (b)	30,325	406,052
GPT Group	95,790	302,625
Growthpoint Properties Ltd.	255,400	623,562

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	455,000	$1,447,633
Henderson Land Development Co., Ltd.	91,000	454,692
Hyprop Investments Ltd.	69,300	473,422
Hysan Development Co., Ltd.	129,366	513,122
Iron Mountain, Inc.	28,330	803,155
Land Securities Group PLC	82,280	901,606
Lexington Realty Trust	44,950	373,535
Mitsubishi Estate Co., Ltd.	184,000	2,851,539
Mitsui Fudosan Co., Ltd.	249,000	4,137,519
Morguard Real Estate Investment Trust	51,420	823,935
New World Development Co., Ltd.	1,164,000	1,246,613
Soho China Ltd. (a)	2,354,500	1,599,771
Sumitomo Realty & Development Co., Ltd.	68,000	1,423,176
Sun Hung Kai Properties Ltd.	277,305	3,115,941
Suntec Real Estate Investment Trust	593,000	589,110
Telecity Group PLC (b)	97,795	1,237,149
Tokyu Land Corp.	184,000	811,332
Unibail-Rodamco SE	22,327	3,695,556
UOL Group Ltd.	224,602	764,790
Vornado Realty Trust	30,760	2,519,859
Wharf Holdings Ltd.	582,000	3,036,875

		47,733,153

Health Care - 1.3%
HCP, Inc.	33,370	1,362,831
Health Care REIT, Inc.	9,790	543,051
LTC Properties, Inc.	26,920	868,708
Senior Housing Properties Trust	36,420	752,073
Ventas, Inc.	61,740	3,631,547

		7,158,210

Triple Net - 0.1%
Realty Income Corp. (a)	11,520	441,562

		55,332,925

Retail - 6.7%
Regional Mall - 3.0%
BR Malls Participacoes SA	76,400	840,955
General Growth Properties, Inc.	126,500	2,118,875
Glimcher Realty Trust	114,478	1,053,197
Simon Property Group, Inc.	60,981	8,995,917
Westfield Group	309,357	2,732,278

		15,741,222

Shopping Center/Other Retail - 3.7%
Aeon Mall Co., Ltd.	76,900	1,504,724
Corio NV	35,508	1,471,416
DDR Corp.	46,716	648,885
Federal Realty Investment Trust	12,380	1,216,706
Hammerson PLC	233,140	1,502,528
Japan Retail Fund Investment Corp.	558	878,847
Klepierre	47,142	1,463,424
Link REIT (The)	424,878	1,643,054
Mercialys SA	38,911	706,188
Regency Centers Corp.	32,360	1,417,692
Retail Opportunity Investments Corp. (a)	135,186	1,624,936
RioCan Real Estate Investment Trust (Toronto)	45,611	1,179,081
Tanger Factory Outlet Centers	63,020	1,954,250

Company	Shares	U.S. $ Value
Weingarten Realty Investors	49,810	$1,274,140
Westfield Retail Trust	518,760	1,373,534

		19,859,405

		35,600,627

Residential - 5.6%
Multi-Family - 4.1%
AvalonBay Communities, Inc.	18,890	2,639,878
Boardwalk Real Estate Investment Trust	8,240	468,065
BRE Properties, Inc.	20,170	992,969
Camden Property Trust	39,530	2,573,798
China Overseas Land & Investment Ltd. (a)	796,000	1,664,731
Equity Residential	49,260	3,009,786
Essex Property Trust, Inc.	11,114	1,672,213
GSW Immobilien AG (b)	31,960	1,116,721
KWG Property Holding Ltd. (a)	1,393,000	829,816
Mirvac Group	877,349	1,051,142
MRV Engenharia e Participacoes SA	116,400	499,801
Northern Property Real Estate Investment Trust	26,976	842,306
PDG Realty SA Empreendimentos e Participacoes	195,000	324,863
Post Properties, Inc.	25,510	1,234,939
Rossi Residencial SA	277,000	725,171
Stockland	462,400	1,434,641
UDR, Inc.	37,390	968,401

		22,049,241

Self Storage - 1.4%
Big Yellow Group PLC	202,743	892,116
CubeSmart	105,090	1,188,568
Extra Space Storage, Inc.	75,277	2,134,856
Public Storage	9,627	1,284,915
Sovran Self Storage, Inc.	36,412	1,796,932

		7,297,387

Student Housing - 0.1%
American Campus Communities, Inc.	12,670	556,213

		29,902,841

Office - 3.1%
Office - 3.1%
Allied Properties Real Estate Investment Trust	33,644	935,849
Befimmo SCA Sicafi	16,380	928,348
Boston Properties, Inc.	24,673	2,539,592
Brandywine Realty Trust	24,520	275,360
Castellum AB	100,874	1,134,288
Cominar Real Estate Investment Trust	50,713	1,163,672
Commonwealth Property Office Fund	392,314	384,236
Douglas Emmett, Inc.	62,618	1,340,025
Hongkong Land Holdings Ltd.	208,000	1,161,452
Hufvudstaden AB - Class A (a)	46,412	469,803
Kilroy Realty Corp.	29,789	1,367,613
Liberty Property Trust	11,770	408,066
Nippon Building Fund, Inc.	158	1,440,675
Orix JREIT, Inc.	176	785,385
PS Business Parks, Inc.	13,940	918,507
SL Green Realty Corp.	14,227	1,067,167

		16,320,038

Company	Shares	U.S. $ Value
Lodging - 1.6%
Lodging - 1.6%
FelCor Lodging Trust, Inc. (b)	224,250	$930,637
Great Eagle Holdings Ltd.	504,000	1,256,882
Host Hotels & Resorts, Inc.	72,260	1,102,688
InnVest Real Estate Investment Trust	87,756	399,335
Intercontinental Hotels Group PLC	69,810	1,642,111
Pebblebrook Hotel Trust	63,550	1,394,922
Strategic Hotels & Resorts, Inc. (b)	296,490	1,847,133

		8,573,708

Industrials - 1.4%
Industrial Warehouse Distribution - 1.1%
EastGroup Properties, Inc.	22,610	1,120,778
Global Logistic Properties Ltd. (b)	460,000	740,050
Mapletree Logistics Trust	1,128,000	850,675
ProLogis, Inc.	76,786	2,455,616
Segro PLC	137,600	453,292

		5,620,411

Mixed Office Industrial - 0.3%
Goodman Group	453,087	1,490,619

		7,111,030

Food Beverage & Tobacco - 0.6%
Agricultural Products - 0.3%
Bunge Ltd.	23,460	1,395,870

Packaged Foods & Meats - 0.3%
Tyson Foods, Inc. - Class A	91,950	1,781,071

		3,176,941

Total Common Stocks (cost $368,920,535)		348,542,704

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 14.5%
United States - 14.5%
U.S. Treasury Inflation Index
0.625%, 7/15/21 (TIPS)	5,635	6,321,919
1.875%, 7/15/15 (TIPS)	64,641	70,842,984

Total Inflation-Linked Securities (cost $76,864,136)		77,164,903

	Contracts
OPTIONS PURCHASED - PUTS - 0.4%
Options on Equity Indices - 0.4%
S&P 500 Index Expiration: Jul 2012, Exercise Price: $ 1,275.00 (b)(e)	112	336,000

Company	Contracts	U.S. $ Value
S&P 500 Index Expiration: Sep 2012, Exercise Price: $ 1,275.00 (b)(e)	67	$364,480
S&P 500 Index Expiration: Dec 2012, Exercise Price: $ 1,275.00 (b)(e)	156	1,268,280

Total Options Purchased - Puts (cost $2,206,613)		1,968,760

	Shares
SHORT-TERM INVESTMENTS - 20.0%
Investment Companies - 7.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (f) (cost $41,935,371)	41,935,371	41,935,371

	Principal Amount (000)
U.S. TREASURY BILLS - 12.1%
U.S. Treasury Bill
Zero Coupon, 6/21/12 (g)	26,990	26,988,801
Zero Coupon, 7/12/12	37,340	37,336,470

Total U.S. Treasury Bills (cost $64,325,271)		64,325,271

Total Short-Term Investments (cost $106,260,642)		106,260,642

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $554,251,926)		533,937,009

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 4.5%
Investment Companies - 4.5%
AllianceBernstein Exchange Reserves - Class I, 0.20% (f) (cost $24,144,439)	24,144,439	24,144,439

Total Investments - 105.0% (cost $578,396,365) (h)		$558,081,448
Other assets less liabilities - (5.0)%		(26,492,942)

Net Assets - 100.0%		$531,588,506

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	3	July 2012	$356,466	$305,610	$(50,856)
Cocoa Futures	74	July 2012	1,643,505	1,541,420	(102,085)
Copper LME Futures	6	July 2012	1,250,104	1,116,000	(134,104)
Gasoline RBOB Futures	30	July 2012	3,909,170	3,430,602	(478,568)
Platinum Futures	131	July 2012	11,045,832	9,285,280	(1,760,552)
Platinum Futures	19	October 2012	1,329,689	1,350,900	21,211
Soybean Futures	20	July 2012	1,424,466	1,340,000	(84,466)
Soybean Futures	28	July 2012	1,058,972	1,104,600	45,628
Soybean Futures	58	November 2012	3,716,489	3,683,725	(32,764)
Soybean Futures	85	December 2012	3,091,673	3,048,950	(42,723)
Sold Contracts
Aluminum HG Futures	18	June 2012	920,233	883,125	37,108
Coffee Futures	38	July 2012	2,661,802	2,289,262	372,540
Gold 100 oz Futures	48	August 2012	7,413,481	7,508,160	(94,679)
Heating Oil Futures	22	June 2012	2,932,636	2,497,757	434,879
Lean Hogs Futures	11	August 2012	382,843	400,180	(17,337)
Live Cattle Futures	14	August 2012	663,315	665,840	(2,525)
Silver Futures	13	July 2012	2,041,976	1,804,205	237,771
Soybean Oil Futures	69	July 2012	2,306,796	2,036,880	269,916
Sugar Futures	67	July 2012	1,587,672	1,457,277	130,395
Wheat Futures	120	July 2012	3,940,960	3,990,000	(49,040)

					$(1,300,251)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Malaysian Ringgit settling 6/04/12	6,085	$1,991,686	$1,918,499	$(73,187)
Mexican Peso settling 7/10/12	24,513	1,736,769	1,701,439	(35,330)
South African Rand settling 7/10/12	16,949	1,986,968	1,985,706	(1,262)
Citibank NA:
Japanese Yen settling 6/15/12	380,878	4,728,567	4,861,151	132,584
Credit Suisse London Branch (GFX):
Canadian Dollar settling 6/15/12	2,353	2,346,383	2,277,468	(68,915)
Great British Pound settling 6/15/12	14,893	23,569,656	22,952,110	(617,546)
Indian Rupee settling 6/04/12	140,492	2,655,803	2,501,749	(154,054)
Indonesian Rupiah settling 6/04/12(1)	20,453,303	2,224,878	2,175,883	(48,995)
South African Rand settling 6/04/12	29,176	3,732,545	3,436,473	(296,072)
South Korean Won settling 6/04/12	2,171,428	1,910,627	1,839,803	(70,824)
Deutsche Bank AG London:
Brazilian Real settling 6/04/12	3,629	1,794,491	1,799,340	4,849
Mexican Peso settling 6/04/12	24,513	1,849,870	1,708,199	(141,671)
Goldman Sachs International:
Australian Dollar settling 6/15/12	1,425	1,411,477	1,386,679	(24,798)
Great British Pound settling 6/15/12	2,215	3,540,731	3,413,612	(127,119)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Russian Rubles settling 6/04/12	87,565	$2,968,204	$2,623,670	$(344,534)
HSBC Bank USA:
Singapore Dollar settling 6/15/12	4,608	3,645,137	3,576,023	(69,114)
Morgan Stanley & Co., Inc.:
Australian Dollar settling 6/15/12	5,949	6,297,017	5,789,019	(507,998)
Royal Bank of Canada:
Canadian Dollar settling 6/15/12	1,537	1,520,578	1,487,662	(32,916)
Standard Chartered Bank:
Chinese Yuan Renminbi settling 6/04/12(1)	158,180	25,080,022	24,835,923	(244,099)
Chinese Yuan Renminbi settling 6/15/12(1)	9,596	1,526,081	1,507,344	(18,737)
Hong Kong Dollar settling 6/15/12	11,748	1,513,442	1,513,663	221
State Street Bank & Trust Co.:
Chinese Yuan Renminbi settling 7/10/12(1)	127,794	20,109,205	20,084,070	(25,135)
Indian Rupee settling 7/10/12	140,492	2,513,499	2,475,705	(37,794)
Indonesian Rupiah settling 7/10/12(1)	20,453,303	2,091,340	2,112,399	21,059
Malaysian Ringgit settling 7/10/12	6,085	1,910,938	1,908,870	(2,068)
Russian Rubles settling 7/10/12	39,384	1,197,118	1,171,491	(25,627)
South Korean Won settling 7/10/12	2,171,428	1,830,266	1,835,255	4,989
UBS AG:
Australian Dollar settling 6/15/12	2,332	2,407,487	2,269,288	(138,199)
Canadian Dollar settling 6/15/12	1,592	1,559,515	1,540,896	(18,619)
Japanese Yen settling 6/15/12	1,599,252	19,901,714	20,411,272	509,558
Swiss Franc settling 6/15/12	1,191	1,297,736	1,226,348	(71,388)
Westpac Banking Corporation:
Australian Dollar settling 6/15/12	1,809	1,913,072	1,760,352	(152,720)
Sale Contracts
Bank of America, NA:
Great British Pound settling 6/15/12	1,288	2,037,745	1,984,981	52,764
Barclays Bank PLC Wholesale:
Japanese Yen settling 6/15/12	127,021	1,579,926	1,621,170	(41,244)
BNP Paribas SA:
Australian Dollar settling 6/15/12	5,173	5,144,217	5,033,886	110,331
Malaysian Ringgit settling 6/04/12	6,085	1,910,758	1,918,499	(7,741)
Mexican Peso settling 6/04/12	24,513	1,743,395	1,708,200	35,195
South African Rand settling 6/04/12	16,949	1,997,478	1,996,325	1,153
Citibank, NA:
Japanese Yen settling 6/15/12	168,371	2,080,794	2,148,921	(68,127)
Russian Rubles settling 6/04/12	48,181	1,592,760	1,443,625	149,135
Credit Suisse London Branch (GFX):
Australian Dollar settling 6/15/12	1,685	1,735,624	1,639,687	95,937
Canadian Dollar settling 9/14/12	2,321	2,254,339	2,242,151	12,188
Indian Rupee settling 6/04/12	140,492	2,490,000	2,501,750	(11,750)
Indonesian Rupiah settling 6/04/12(1)	20,453,303	2,125,902	2,175,883	(49,981)
Japanese Yen settling 6/15/12	146,019	1,773,687	1,863,642	(89,955)
Singapore Dollar settling 6/15/12	1,838	1,485,301	1,426,374	58,927
South Korean Won settling 6/04/12	2,171,428	1,837,701	1,839,803	(2,102)
Deutsche Bank AG London:
Brazilian Real settling 6/04/12	3,629	1,816,771	1,799,341	17,430
Canadian Dollar settling 6/15/12	28,531	28,401,172	27,615,144	786,028
Goldman Sachs International:
Japanese Yen settling 6/15/12	1,463,614	17,786,482	18,680,123	(893,641)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA:
Great British Pound settling 6/15/12	13,828	$21,813,670	$21,310,803	$502,867
JPMorgan Chase Bank, NA:
Euro settling 6/15/12	2,436	3,187,667	3,012,262	175,405
Morgan Stanley & Co., Inc.:
Euro settling 6/15/12	1,619	2,142,374	2,001,992	140,382
Great British Pound settling 6/15/12	2,593	4,114,591	3,996,161	118,430
Royal Bank of Scotland PLC:
Australian Dollar settling 6/15/12	14,106	14,427,616	13,726,658	700,958
Chinese Yuan Renminbi settling 6/15/12(1)	9,596	1,519,677	1,507,345	12,332
Euro settling 6/15/12	11,068	14,516,125	13,686,256	829,869
Great British Pound settling 6/15/12	3,376	5,302,177	5,202,869	99,308
South African Rand settling 6/04/12	12,227	1,465,154	1,440,148	25,006
Standard Chartered Bank:
Chinese Yuan Renminbi settling 6/04/12(1)	158,180	24,970,850	24,835,925	134,925
State Street Trust & Bank Co.:
Brazilian Real settling 7/10/12	3,629	1,794,935	1,785,821	9,114
Canadian Dollar settling 6/15/12	1,566	1,583,097	1,515,730	67,367
Euro settling 6/15/12	4,535	5,839,752	5,607,803	231,949
Hong Kong Dollar settling 6/15/12	11,748	1,514,107	1,513,663	444
Thailand Baht settling 6/05/12	73,259	2,367,929	2,302,528	65,401
Thailand Baht settling 7/10/12	73,259	2,294,578	2,298,121	(3,543)
UBS AG:
Australian Dollar settling 6/15/12	3,363	3,493,518	3,272,562	220,956
Canadian Dollar settling 6/15/12	1,594	1,592,050	1,542,832	49,218
Euro settling 6/15/12	1,679	2,207,005	2,076,185	130,820

				$990,294

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (e)	112	$1,075.00	July 2012	$(47,040)
S&P 500 Index (e)	67	1,075.00	September 2012	(108,205)
S&P 500 Index (e)	156	1,075.00	December 2012	(513,240)

(premium received $757,407)				$(668,485)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,500	3/27/18	2.45%	CPI	$(22,988)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,040	3/30/22	2.263%	3 Month Libor	$(291,821)

					$(314,809)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	150,000	0.20%	$42,784	6/15/12	Barclays Bank PLC	$(1,418,770)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	151,668	0.20%	43,260	6/15/12	Credit Suisse International	(1,434,547)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	111,141	0.20%	31,701	6/15/12	Goldman Sachs International	(1,051,224)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	10,109	0.18%	2,883	8/15/12	Goldman Sachs International	(95,657)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	10,007	0.16%	2,854	6/15/12	JPMorgan Chase Bank, NA	(94,610)
Receive	Dow Jones-UBS 3 Month Forward Grains Excess Return Commodity Index	60,246	0.22%	5,822	6/15/12	Merrill Lynch International	61,594
Receive	Dow Jones-UBS Commodity Index	247,269	0.11%	33,104	6/15/12	Merrill Lynch International	(1,361,662)

							$(5,394,876)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $2,999,867.

(h)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,471,508 and gross unrealized depreciation of investments was $(37,786,425), resulting in net unrealized depreciation of $(20,314,917).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

41.2%	United States
10.5%	United Kingdom
6.6%	Canada
3.4%	Australia
2.9%	Japan
2.8%	Brazil
2.6%	Hong Kong
1.8%	China
1.6%	France
1.0%	Russia
0.9%	South Africa
0.8%	Singapore
0.7%	Netherlands
3.3%	Other
19.9%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2012. The Portfolio’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Belgium, Germany, Italy, Norway, Sweden, Thailand and Turkey.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:^
Energy	$75,775,922		$51,203,940		$	– 0	–	$126,979,862
Materials	26,351,127		39,006,093			187,512		65,544,732
Equity: Other	18,036,724		37,296,201			– 0	–	55,332,925
Retail	22,324,634		13,275,993			– 0	–	35,600,627
Residential	22,913,674		6,989,167			– 0	–	29,902,841
Office	10,015,851		6,304,187			– 0	–	16,320,038
Lodging	5,674,715		2,898,993			– 0	–	8,573,708
Industrials	3,576,394		3,534,636			– 0	–	7,111,030
Food Beverage & Tobacco	3,176,941		– 0	–		– 0	–	3,176,941
Inflation-Linked Securities	– 0	–	77,164,903			– 0	–	77,164,903
Options Purchased - Puts	– 0	–	1,968,760			– 0	–	1,968,760
Short-Term Investments:
Investment Companies	41,935,371		– 0	–		– 0	–	41,935,371
U.S. Treasury Bill	– 0	–	64,325,271			– 0	–	64,325,271
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	24,144,439		– 0	–		– 0	–	24,144,439

Total Investments in Securities	253,925,792		303,968,144+			187,512		558,081,448
Other Financial Instruments* :
Assets:
Futures Contracts	1,549,448		– 0	–		– 0	–	1,549,448
Forward Currency Exchange Contracts	– 0	–	5,507,099			– 0	–	5,507,099
Total Return Swap Contracts	– 0	–	61,594			– 0	–	61,594
Liabilities:
Futures Contracts	(2,849,699)		– 0	–		– 0	–	(2,849,699)
Forward Currency Exchange Contracts	– 0	–	(4,516,805)			– 0	–	(4,516,805)
Put Options Written	– 0	–	(668,485)			– 0	–	(668,485)
Interest Rate Swap Contracts	– 0	–	(314,809)			– 0	–	(314,809)
Total Return Swap Contracts	– 0	–	(5,456,470)			– 0	–	(5,456,470)

Total	$252,625,541		$298,580,268			$187,512		$551,393,321

^	An amount of $12,966,101 was transferred out of Level 1 into Level 2 due to insufficient observable inputs.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Materials			Total
Balance as of 8/31/11		$2,927,738		$	– 0	–	$2,927,738
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(410,035)		(410,035)
Purchases		– 0	–		– 0	–	– 0	–
Sales		– 0	–		– 0	–	– 0	–
Transfers into Level 3		– 0	–		597,547		597,547
Transfers out of Level 3		(2,927,738)			– 0	–	(2,927,738)

Balance as of 5/31/12	$	– 0	–		$187,512		$187,512

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$	– 0	–		$(410,035)		$(410,035)

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 18.4%
Capital Markets - 2.0%
Deutsche Bank AG (a)(b)	199,200	$7,220,762
Macquarie Group Ltd.	417,915	10,956,898

		18,177,660

Commercial Banks - 10.3%
Banco do Brasil SA	1,205,000	11,949,327
Banco do Estado do Rio Grande do Sul (Preference Shares)	303,400	2,406,922
Barclays PLC	2,362,090	6,480,662
HSBC Holdings PLC	631,070	4,977,737
KB Financial Group, Inc.	450,822	14,057,641
Komercni Banka AS	17,400	2,608,840
Lloyds Banking Group PLC (b)	14,026,950	5,521,345
Mitsubishi UFJ Financial Group, Inc.	2,610,700	11,267,180
National Australia Bank Ltd. (a)	586,190	12,821,050
Societe Generale SA (b)	349,654	6,983,500
Sumitomo Mitsui Financial Group, Inc.	339,500	9,891,859
Turkiye Vakiflar Bankasi Tao - Class D	3,829,550	6,104,240

		95,070,303

Diversified Financial Services - 1.8%
ING Groep NV (b)	1,700,390	9,838,295
ORIX Corp.	84,240	7,268,227

		17,106,522

Insurance - 3.5%
Aegon NV	1,316,740	5,558,692
Allianz SE	128,440	11,672,609
Aviva PLC	465,280	1,888,411
Muenchener Rueckversicherungs AG	66,740	8,300,642
Suncorp Group Ltd.	675,580	5,100,038

		32,520,392

Real Estate Management & Development - 0.8%
Evergrande Real Estate Group Ltd. (a)(b)	7,936,000	4,343,331
New World Development Co., Ltd. (a)	3,136,836	3,359,468

		7,702,799

		170,577,676

Energy - 15.1%
Energy Equipment & Services - 0.8%
Seadrill Ltd.	234,740	7,793,732

Oil, Gas & Consumable Fuels - 14.3%
Banpu PCL	180,050	2,531,793
BP PLC	5,146,090	31,283,043
China Petroleum & Chemical Corp. - Class H (a)	7,802,000	6,953,618
ENI SpA	410,260	7,903,392
Gazprom OAO (Sponsored ADR) (a)	1,988,850	17,462,103
JX Holdings, Inc.	1,352,100	6,854,996
LUKOIL OAO (London) (Sponsored ADR) (a)	219,770	11,511,553
Nexen, Inc. (Toronto)	539,592	8,463,369

Company	Shares	U.S. $ Value
Petroleo Brasileiro SA (Sponsored ADR) (a)	775,320	$14,653,548
PTT PCL	440,500	4,333,695
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	653,205	20,255,233

		132,206,343

		140,000,075

Consumer Discretionary - 14.1%
Auto Components - 3.2%
Cie Generale des Etablissements Michelin - Class B (a)	154,192	9,039,774
GKN PLC	2,965,900	8,416,524
Magna International, Inc. - Class A (a)	173,050	6,995,050
NGK Spark Plug Co., Ltd.	209,000	2,673,220
Sumitomo Rubber Industries Ltd.	207,300	2,501,560

		29,626,128

Automobiles - 7.3%
Bayerische Motoren Werke AG	67,710	5,143,116
Dongfeng Motor Group Co., Ltd. - Class H (b)	4,526,000	7,616,234
Honda Motor Co., Ltd.	315,900	10,041,917
Kia Motors Corp.	49,140	3,334,405
Mazda Motor Corp. (b)	4,223,000	5,358,397
Nissan Motor Co., Ltd.	1,639,600	15,768,944
Renault SA (a)	180,640	7,592,096
Volkswagen AG (Preference Shares)	81,890	13,139,134

		67,994,243

Distributors - 0.4%
Imperial Holdings Ltd.	205,420	4,014,664

Household Durables - 1.4%
Sharp Corp./Japan (a)	1,523,000	7,949,012
Sony Corp.	377,000	4,995,454

		12,944,466

Leisure Equipment & Products - 0.3%
Namco Bandai Holdings, Inc.	197,500	2,396,335

Media - 0.5%
Fairfax Media Ltd. (a)	3,170,950	2,052,268
Informa PLC	418,700	2,208,604

		4,260,872

Specialty Retail - 0.7%
Yamada Denki Co., Ltd.	126,080	6,311,808

Textiles, Apparel & Luxury Goods - 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,272,335

		130,820,851

Materials - 12.0%
Chemicals - 3.7%
Agrium, Inc. (Toronto)	105,080	8,228,562
Air Water, Inc.	165,000	1,901,157
DIC Corp.	1,557,000	2,849,319

Company	Shares	U.S. $ Value
Koninklijke DSM NV	253,966	$12,095,886
Mitsubishi Gas Chemical Co., Inc.	197,000	1,143,551
OCI Co., Ltd. (a)	33,890	5,831,367
Ube Industries Ltd./Japan	960,000	2,199,806

		34,249,648

Construction Materials - 0.3%
China Shanshui Cement Group Ltd.	3,239,000	2,558,060

Metals & Mining - 8.0%
Anglo American PLC	287,610	8,766,362
Dowa Holdings Co., Ltd.	133,000	809,184
Exxaro Resources Ltd.	154,110	3,448,847
Goldcorp, Inc.	129,860	4,740,012
KGHM Polska Miedz SA	184,720	6,704,737
Kinross Gold Corp.	382,180	3,067,505
OneSteel Ltd.	2,822,393	2,896,492
Rio Tinto PLC	254,170	10,935,276
ThyssenKrupp AG	408,330	6,771,792
Vale SA (Sponsored ADR) (Local Preference Shares) (a)	1,130,830	20,490,639
Xstrata PLC	412,690	5,895,126

		74,525,972

		111,333,680

Information Technology - 10.0%
Computers & Peripherals - 2.6%
Fujitsu Ltd.	1,859,000	8,118,170
Lite-On Technology Corp.	621,300	794,463
Pegatron Corp.	2,027,000	2,810,999
Quanta Computer, Inc.	2,868,000	7,484,071
Wistron Corp.	3,628,000	4,597,920

		23,805,623

Electronic Equipment, Instruments & Components - 2.3%
AU Optronics Corp.	20,511,790	8,311,117
LG Display Co., Ltd. (b)	746,170	13,163,871

		21,474,988

Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	385,000	2,751,364

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Semiconductor Engineering, Inc.	13,117,314	12,306,781
GCL-Poly Energy Holdings Ltd. (a)	28,393,000	6,812,425
Samsung Electronics Co., Ltd.	12,930	13,253,065
Sumco Corp. (b)	367,700	3,085,214
Tokyo Electron Ltd.	129,400	5,821,447

		41,278,932

Software - 0.4%
Nintendo Co., Ltd.	32,000	3,704,541

		93,015,448

Company	Shares	U.S. $ Value
Telecommunication Services - 7.0%
Diversified Telecommunication Services - 4.0%
Nippon Telegraph & Telephone Corp.	452,500	$19,482,257
Telecom Italia SpA (ordinary shares) (a)	9,707,700	8,021,210
Telecom Italia SpA (savings shares)	4,931,400	3,368,681
Vivendi SA (a)	367,918	5,955,863

		36,828,011

Wireless Telecommunication Services - 3.0%
America Movil SAB de CV (ADR)	289,640	6,823,918
China Mobile Ltd.	328,000	3,326,952
NTT DoCoMo, Inc.	1,319	2,104,255
Vodafone Group PLC	5,995,507	15,989,910

		28,245,035

		65,073,046

Industrials - 6.6%
Aerospace & Defense - 1.3%
Saab AB	206,600	3,209,493
Safran SA (a)	246,120	8,475,096

		11,684,589

Airlines - 0.7%
Cathay Pacific Airways Ltd.	1,186,000	1,826,886
Deutsche Lufthansa (REG)	427,400	4,502,033

		6,328,919

Building Products - 0.9%
Asahi Glass Co., Ltd.	1,306,000	8,757,566

Construction & Engineering - 1.1%
Bouygues SA	434,310	10,547,631

Electrical Equipment - 1.1%
Sumitomo Electric Industries Ltd.	850,900	9,832,794

Industrial Conglomerates - 0.6%
Jardine Matheson Holdings Ltd.	63,200	3,048,618
Jardine Strategic Holdings Ltd.	93,000	2,806,566

		5,855,184

Machinery - 0.2%
IHI Corp.	1,003,000	2,055,586

Trading Companies & Distributors - 0.7%
Mitsubishi Corp.	326,500	6,370,941

		61,433,210

Health Care - 6.6%
Pharmaceuticals - 6.6%
AstraZeneca PLC	643,310	25,986,572
GlaxoSmithKline PLC	421,910	9,349,123
Novartis AG	250,070	13,028,080
Roche Holding AG	78,280	12,250,797

		60,614,572

Company	Shares	U.S. $ Value
Consumer Staples - 4.9%
Beverages - 0.3%
Asahi Group Holdings Ltd.	134,500	$2,871,938

Food & Staples Retailing - 1.6%
Delhaize Group SA (a)	110,289	4,014,768
Empire Co., Ltd.	41,800	2,230,736
Koninklijke Ahold NV	759,400	8,923,824

		15,169,328

Food Products - 0.3%
Nestle SA	49,420	2,804,310

Tobacco - 2.7%
Imperial Tobacco Group PLC	243,910	8,823,771
Japan Tobacco, Inc.	2,275	12,658,743
KT&G Corp.	45,890	3,056,093

		24,538,607

		45,384,183

Utilities - 2.5%
Electric Utilities - 1.4%
E.ON AG	457,620	8,392,696
EDP - Energias de Portugal SA	2,210,300	4,590,138

		12,982,834

Gas Utilities - 0.4%
Gas Natural SDG SA	329,694	3,583,419

Multi-Utilities - 0.7%
National Grid PLC (a)	684,740	6,867,772

		23,434,025

Total Common Stocks (cost $1,068,341,186)		901,686,766

RIGHTS - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Gas Natural SDG SA (b) (cost $193,450)	332,130	191,376

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (c) (cost $11,105,744)	11,105,744	11,105,744

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.4% (cost $1,079,640,380)		$912,983,886

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 9.6%
Investment Companies - 9.6%
AllianceBernstein Exchange Reserves - Class I, 0.20% (c) (cost $89,215,336)	89,215,336	89,215,336

Total Investments - 108.0% (cost $1,168,855,716) (d)		1,002,199,222
Other assets less liabilities - (8.0)% (e)		(74,632,806)

Net Assets - 100.0%		$927,566,416

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	143	June 2012	4,363,186	3,722,052	(641,134)
Topix Index Futures	38	June 2012	3,999,660	3,477,029	(522,631)

					$(1,163,765)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Swedish Krona settling 8/14/12	350,316	$50,886,885	$48,095,244	$(2,791,641)
Citibank NA:
Australian Dollar settling 8/14/12	26,478	26,513,004	25,635,042	(877,962)
Credit Suisse London Branch (GFX):
Great British Pound settling 8/14/12	28,616	46,285,607	44,088,554	(2,197,053)
Deutsche Bank AG London:
Great British Pound settling 8/14/12	17,916	28,337,737	27,603,108	(734,629)
Royal Bank of Scotland PLC:
Japanese Yen settling 8/14/12	3,380,626	42,694,914	43,176,692	481,778
State Street Bank and Trust Co.:
Norwegian Krone settling 8/14/12	289,808	49,547,113	47,265,233	(2,281,880)
Swiss Franc settling 8/14/12	24,858	26,265,600	25,626,650	(638,950)
Westpac Banking Corp.:
New Zealand Dollar settling 8/14/12	27,888	21,807,858	20,923,200	(884,658)
Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 8/14/12	20,737	26,297,834	25,654,818	643,016

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Citibank NA:
Swiss Franc settling 8/14/12	11,641	$12,340,523	$12,000,959	$339,564
Credit Suisse London Branch (GFX):
Australian Dollar settling 8/14/12	58,314	57,038,606	56,457,506	581,100
Euro settling 8/14/12	63,948	83,271,167	79,113,387	4,157,780
Deutsche Bank AG London:
Japanese Yen settling 8/14/12	7,486,568	93,910,788	95,616,978	(1,706,190)
Royal Bank of Canada:
Canadian Dollar settling 8/14/12	25,188	25,593,686	24,347,780	1,245,906
Royal Bank of Scotland PLC:
Swiss Franc settling 8/14/12	13,217	14,557,450	13,625,691	931,759
Standard Chartered Bank:
Euro settling 8/14/12	16,254	20,675,494	20,108,666	566,828
UBS AG:
New Zealand Dollar settling 8/14/12	27,888	21,007,333	20,923,200	84,133

				$(3,081,099)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,621,559 and gross unrealized depreciation of investments was $(197,278,053), resulting in net unrealized depreciation of $(166,656,494).
(e)	An amount of U.S. $381,782 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

20.8%	Japan
19.0%	United Kingdom
7.1%	Germany
5.8%	South Korea
5.4%	Brazil
5.3%	France
4.0%	Netherlands
4.0%	Taiwan
3.7%	Australia
3.7%	Canada
3.2%	Russia
3.1%	Switzerland
2.7%	China
11.0%	Other
1.2%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2012. The Fund's country breakdowns are expressed as a percentage of total investments and may vary over time." Other" country weightings represent 2.3% or less in the following countries: Belgium, Czech Republic, Hong Kong Italy, Mexico, Norway, Poland, Portugal, South Africa, Spain, Sweden, Thailand and Turkey.

AllianceBernstein Pooling Portfolios

International Value Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:^
Financials	$14,356,249		$156,221,427		$	– 0	–	$170,577,676
Energy	8,463,369		131,536,706			– 0	–	140,000,075
Consumer Discretionary	6,995,050		123,825,801			– 0	–	130,820,851
Materials	16,036,079		95,297,601			– 0	–	111,333,680
Information Technology	– 0	–	93,015,448			– 0	–	93,015,448
Telecommunication Services	6,823,918		58,249,128			– 0	–	65,073,046
Industrials	– 0	–	61,433,210			– 0	–	61,433,210
Health Care	– 0	–	60,614,572			– 0	–	60,614,572
Consumer Staples	5,286,829		40,097,354			– 0	–	45,384,183
Utilities	– 0	–	23,434,025			– 0	–	23,434,025
Rights	191,376		– 0	–		– 0	–	191,376
Short-Term Investments	11,105,744		– 0	–		– 0	–	11,105,744
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	89,215,336		– 0	–		– 0	–	89,215,336

Total Investments in Securities	158,473,950		843,725,272	+		– 0	–	1,002,199,222
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	9,031,864			– 0	–	9,031,864
Liabilities:
Futures Contracts	(1,163,765)		– 0	–		– 0	–	(1,163,765)
Forward Currency Exchange Contracts	– 0	–	(12,112,963)			– 0	–	(12,112,963)

Total	$157,310,185		$840,644,173		$	– 0	–	$997,954,358

^	An amount of $14,706,085 was transferred out of Level 1 into Level 2 due to insufficient observable inputs.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 26.2%
Capital Markets - 1.7%
UBS AG (a)	1,438,673	$16,335,829

Commercial Banks - 9.0%
Banco Bilbao Vizcaya Argentaria SA	1,562,300	8,923,571
Banco Santander Brasil SA/Brazil (ADR) (b)	1,549,700	12,320,115
Banco Santander SA	1,723,733	9,182,223
BNP Paribas SA (b)	292,300	9,365,907
HDFC Bank Ltd.	1,054,820	9,478,453
HSBC Holdings PLC	2,108,810	16,633,814
Intesa Sanpaolo SpA (a)	6,458,160	8,068,048
Itau Unibanco Holding SA (ADR)	576,180	8,337,325
Sberbank of Russia (Sponsored ADR)	218,223	2,162,590

		84,472,046

Consumer Finance - 1.2%
Shriram Transport Finance Co., Ltd.	1,257,880	11,674,196

Diversified Financial Services - 1.2%
IG Group Holdings PLC	1,695,710	11,348,186

Insurance - 7.7%
Admiral Group PLC (b)	1,093,933	17,532,692
AIA Group Ltd.	9,501,000	30,889,521
Lancashire Holdings Ltd.	1,158,900	13,481,398
Prudential PLC	1,024,310	10,752,692

		72,656,303

Real Estate Management & Development - 4.5%
Daito Trust Construction Co., Ltd.	215,700	18,989,522
Hang Lung Group Ltd.	224,800	1,311,358
Hang Lung Properties Ltd.	6,838,000	21,755,861

		42,056,741

Thrifts & Mortgage Finance - 0.9%
Housing Development Finance Corp.	716,810	8,288,510

		246,831,811

Consumer Discretionary - 20.8%
Auto Components - 0.1%
Bharat Forge Ltd.	185,690	1,029,704

Distributors - 3.3%
Li & Fung Ltd.	16,804,000	30,732,685

Diversified Consumer Services - 2.7%
Anhanguera Educacional Participacoes SA	634,500	7,518,928
Estacio Participacoes SA	1,465,700	18,386,201

		25,905,129

Hotels, Restaurants & Leisure - 2.7%
Ajisen China Holdings Ltd. (b)	11,220,800	9,196,392
Sands China Ltd.	4,222,000	14,386,405
Shangri-La Asia Ltd.	738,333	1,435,822

		25,018,619

Company	Shares	U.S. $ Value
Household Durables - 1.1%
MRV Engenharia e Participacoes SA	2,349,300	$10,087,482

Media - 0.4%
Focus Media Holding Ltd. (ADR) (b)	205,980	4,284,384

Multiline Retail - 2.7%
Don Quijote Co., Ltd.	250,700	8,996,865
Golden Eagle Retail Group Ltd. (b)	7,444,000	16,223,477

		25,220,342

Specialty Retail - 5.9%
Belle International Holdings Ltd.	9,959,000	15,892,062
Indomobil Sukses Internasional TBK PT	628,000	1,067,484
L’Occitane International SA (b)	2,414,250	5,857,780
Nitori Holdings Co., Ltd.	159,900	14,442,971
Yamada Denki Co., Ltd.	357,200	17,882,121

		55,142,418

Textiles, Apparel & Luxury Goods - 1.9%
Cie Financiere Richemont SA	64,860	3,717,406
Trinity Ltd.	18,408,000	14,567,717

		18,285,123

		195,705,886

Industrials - 13.7%
Air Freight & Logistics - 1.3%
Kuehne & Nagel International AG	113,707	12,122,799

Commercial Services & Supplies - 1.5%
Edenred	161,821	4,276,155
Serco Group PLC	1,245,490	10,105,216

		14,381,371

Construction & Engineering - 0.6%
Larsen & Toubro Ltd.	250,480	5,257,675

Industrial Conglomerates - 1.3%
Keppel Corp., Ltd.	1,551,000	11,973,301

Machinery - 0.2%
Weir Group PLC (The) (b)	90,560	2,166,565

Professional Services - 8.0%
Bureau Veritas SA (b)	180,490	15,553,458
Capita PLC (b)	2,619,916	24,999,008
Hays PLC	4,544,399	5,103,620
Intertek Group PLC	727,671	29,746,556

		75,402,642

Road & Rail - 0.8%
DSV A/S	115,187	2,243,977
Globaltrans Investment PLC (Sponsored GDR) (c)	150,820	2,404,071

Company	Shares	U.S. $ Value
Localiza Rent a Car SA	199,000	$3,157,399

		7,805,447

		129,109,800

Consumer Staples - 11.7%
Food & Staples Retailing - 4.6%
Jeronimo Martins SGPS SA	886,677	15,743,149
Magnit OJSC (Sponsored GDR) (a)(c)	187,890	4,630,266
Olam International Ltd. (b)	18,212,370	23,387,207

		43,760,622

Food Products - 0.6%
Unilever PLC	183,345	5,769,259

Household Products - 0.8%
Reckitt Benckiser Group PLC	134,620	7,163,757

Personal Products - 1.0%
Natura Cosmeticos SA	440,200	9,450,708

Tobacco - 4.7%
British American Tobacco PLC	638,464	30,177,314
KT&G Corp.	207,799	13,838,595

		44,015,909

		110,160,255

Energy - 11.5%
Energy Equipment & Services - 2.5%
AMEC PLC	767,941	11,500,212
Saipem SpA	109,550	4,280,338
Technip SA	87,020	7,968,366

		23,748,916

Oil, Gas & Consumable Fuels - 9.0%
Afren PLC (a)	2,152,764	3,868,960
BG Group PLC	1,377,200	26,540,087
NovaTek OAO (Sponsored GDR) (c)	104,990	10,062,360
Suncor Energy, Inc. (New York) (b)	773,900	20,887,561
Total SA	534,800	23,049,349

		84,408,317

		108,157,233

Information Technology - 8.6%
Internet Software & Services - 3.1%
Baidu, Inc. (Sponsored ADR) (a)	111,210	13,097,202
Telecity Group PLC (a)	1,264,159	15,992,160

		29,089,362

IT Services - 1.4%
Tata Consultancy Services Ltd.	585,328	12,923,687

Semiconductors & Semiconductor Equipment - 3.6%
Samsung Electronics Co., Ltd. (Preference Shares)	56,207	33,821,901

Company	Shares	U.S. $ Value
Software - 0.5%
Temenos Group AG (a)(b)	288,582	$4,656,690

		80,491,640

Health Care - 2.5%
Health Care Providers & Services - 0.3%
Odontoprev SA	490,900	2,628,713

Life Sciences Tools & Services - 0.3%
Eurofins Scientific	25,080	2,830,239

Pharmaceuticals - 1.9%
Aspen Pharmacare Holdings Ltd. (a)	385,984	5,348,475
Lupin Ltd.	108,290	1,035,501
Shire PLC	399,610	11,270,100

		17,654,076

		23,113,028

Materials - 1.5%
Chemicals - 1.5%
Filtrona PLC	1,006,234	6,976,795
Orica Ltd.	291,698	7,022,912

		13,999,707

Utilities - 1.3%
Independent Power Producers & Energy Traders - 1.3%
APR Energy PLC (b)	994,581	12,207,923

Total Common Stocks (cost $1,022,847,890)		919,777,283

WARRANTS - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a) (cost $1,464,275)	923,120	1,290,983

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (d) (cost $16,301,984)	16,301,984	16,301,984

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $1,040,614,149)		937,370,250

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 12.4%
Investment Companies - 12.4%
AllianceBernstein Exchange Reserves - Class I, 0.20%(d) (cost $116,906,754)	116,906,754	116,906,754

U.S. $ Value
Total Investments - 112.1% (cost $1,157,520,903) (e)	$1,054,277,004
Other assets less liabilities - (12.1)%	(114,134,929)

Net Assets - 100.0%	$940,142,075

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Australian Dollar settling 6/15/12	25,233	$26,365,331	$24,554,430	$(1,810,901)
Japanese Yen settling 6/15/12	706,330	9,114,088	9,014,898	(99,190)
Citibank NA:
Hong Kong Dollar settling 6/15/12	65,556	8,442,407	8,446,517	4,110
Japanese Yen settling 6/15/12	1,656,554	20,565,971	21,142,618	576,647
Japanese Yen settling 9/14/12	2,652,199	33,877,898	33,888,443	10,545
Singapore Dollar settling 9/14/12	6,246	4,904,921	4,848,684	(56,237)
Swedish Krona settling 6/15/12	152,488	22,585,060	20,981,878	(1,603,182)
Deutsche Bank AG London:
Canadian Dollar settling 6/15/12	29,313	29,185,460	28,372,042	(813,418)
Swedish Krona settling 6/15/12	71,371	10,595,143	9,820,430	(774,713)
HSBC BankUSA:
Hong Kong Dollar settling 6/15/12	128,215	16,512,316	16,519,773	7,457
Singapore Dollar settling 6/15/12	14,726	11,648,934	11,428,063	(220,871)
Royal Bank of Canada:
Canadian Dollar settling 6/15/12	22,660	22,788,779	21,932,605	(856,174)
Great British Pound settling 6/15/12	5,731	9,069,308	8,832,240	(237,068)
Norwegian Krone settling 6/15/12	42,116	7,551,920	6,884,543	(667,377)
Royal Bank of Scotland PLC:
Canadian Dollar settling 6/15/12	14,040	14,174,659	13,589,310	(585,349)
Japanese Yen settling 6/15/12	391,665	5,151,792	4,998,825	(152,967)
Standard Chartered Bank:
Singapore Dollar settling 6/15/12	6,922	5,549,298	5,371,795	(177,503)
State Street Bank And Trust Co.:
Swiss Franc settling 6/15/12	24,133	26,376,305	24,849,252	(1,527,053)
UBS AG:
Euro settling 6/15/12	6,415	8,426,859	7,932,537	(494,322)
Sale Contracts
Bank of America NA:
Hong Kong Dollar settling 6/15/12	30,240	3,899,916	3,896,252	3,664
BNP Paribas SA:
Australian Dollar settling 6/15/12	17,801	18,191,696	17,322,293	869,403
Citibank NA:
Great British Pound settling 6/15/12	9,294	14,920,950	14,323,301	597,649
Credit Suisse London Branch (GFX):
Australian Dollar settling 9/14/12	8,392	8,083,174	8,106,317	(23,143)
Japanese Yen settling 6/15/12	894,766	10,996,805	11,419,909	(423,104)
Deutsche Bank AG London:
Australian Dollar settling 6/15/12	7,432	7,643,582	7,232,138	411,444

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 9/14/12	10,753	$16,544,566	$16,564,974	$(20,408)
Goldman Sachs International:
Singapore Dollar settling 6/15/12	12,820	10,248,867	9,948,919	299,948
Swedish Krona settling 6/15/12	223,859	31,145,167	30,802,308	342,859
HSBC BankUSA:
Canadian Dollar settling 6/15/12	8,873	8,691,351	8,588,173	103,178
Euro settling 9/14/12	17,911	22,823,987	22,167,872	656,115
Great British Pound settling 9/14/12	11,515	18,174,009	17,738,833	435,176
Hong Kong Dollar settling 6/15/12	438,019	56,438,111	56,436,256	1,855
Hong Kong Dollar settling 6/15/12	101,440	13,069,756	13,069,966	(210)
Swiss Franc settling 6/15/12	5,376	5,700,108	5,535,556	164,552
Royal Bank of Scotland PLC:
Great British Pound settling 6/15/12	38,135	59,892,924	58,771,150	1,121,774
Indian Rupee settling 6/15/12(1)	274,109	5,311,675	4,864,860	446,815
Japanese Yen settling 6/15/12	1,859,783	22,196,558	23,736,432	(1,539,874)
Standard Chartered Bank:
Hong Kong Dollar settling 6/15/12	25,368	3,271,598	3,268,523	3,075
Indian Rupee settling 6/15/12(1)	159,939	3,139,136	2,838,582	300,554
State Street Bank And Trust Co.:
Brazilian Real settling 7/03/12	19,254	9,502,048	9,486,945	15,103
Euro settling 6/15/12	7,455	9,871,613	9,218,561	653,052
UBS AG:
Brazilian Real settling 6/05/12	19,254	10,135,439	9,544,501	590,938
Canadian Dollar settling 6/15/12	27,837	26,990,706	26,943,421	47,285
Euro settling 6/15/12	3,949	5,289,713	4,883,179	406,534
Euro settling 9/14/12	10,449	12,930,846	12,932,393	(1,547)

				$(4,014,879)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate market value of these securities amounted to $17,096,697 or 1.8% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,507,522 and gross unrealized depreciation of investments was $(138,751,421), resulting in net unrealized depreciation of $(103,243,899).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN*

29.2%	United Kingdom
15.0%	Hong Kong
7.7%	Brazil
6.7%	France
6.4%	Japan
5.3%	India
5.1%	South Korea
3.9%	Switzerland
3.8%	Singapore
3.6%	China
2.2%	Canada
2.1%	Russia
1.9%	Spain
5.4%	Other
1.7%	Short-Term

100.0%

*	All data are as of May 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Australia, Denmark, Indonesia, Italy, Luxembourg, Portugal, South Africa and Sri Lanka.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:^
Financials	$14,482,705		$232,349,106		$	– 0	–	$246,831,811
Consumer Discretionary	40,276,995		155,428,891			– 0	–	195,705,886
Industrials	5,561,470		123,548,330			– 0	–	129,109,800
Consumer Staples	23,289,303		86,870,952			– 0	–	110,160,255
Energy	20,887,561		87,269,672			– 0	–	108,157,233
Information Technology	13,097,202		67,394,438			– 0	–	80,491,640
Health Care	2,628,713		20,484,315			– 0	–	23,113,028
Materials	– 0	–	13,999,707			– 0	–	13,999,707
Utilities	– 0	–	12,207,923			– 0	–	12,207,923
Warrants	– 0	–	– 0	–		1,290,983		1,290,983
Short-Term Investments	16,301,984		– 0	–		– 0	–	16,301,984
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	116,906,754		– 0	–		– 0	–	116,906,754

Total Investments in Securities	253,432,687		799,553,334	+		1,290,983		1,054,277,004
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	8,069,732			– 0	–	8,069,732
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(12,084,611)			– 0	–	(12,084,611)

Total	$253,432,687		$795,538,455			$1,290,983		$1,050,262,125

^	An amount of $26,115,584 was transferred out of Level 1 into Level 2 due to insufficient observable inputs.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Warrants			Total
Balance as of 8/31/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(173,292)			(173,292)
Purchases		1,464,275			1,464,275
Sales		– 0	–		– 0	–
Transfers into Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 5/31/12		$1,290,983			$1,290,983

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12		$(173,292)			$(173,292)

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 31.4%
Capital Markets - 1.2%
Legg Mason, Inc.	154,210	$3,924,644

Commercial Banks - 10.3%
Associated Banc-Corp	294,950	3,734,067
CapitalSource, Inc.	676,320	4,281,106
Comerica, Inc.	146,930	4,469,611
First Niagara Financial Group, Inc.	475,878	3,840,335
Huntington Bancshares, Inc./OH	712,650	4,660,731
Popular, Inc. (a)	157,158	2,399,796
Susquehanna Bancshares, Inc.	402,890	3,879,831
Webster Financial Corp.	102,880	2,085,378
Zions Bancorporation	239,700	4,561,491

		33,912,346

Insurance - 10.0%
Amtrust Financial Services, Inc. (b)	101,950	2,931,062
Aspen Insurance Holdings Ltd.	154,930	4,378,322
Endurance Specialty Holdings Ltd.	122,900	4,800,474
Fidelity National Financial, Inc. - Class A	214,740	4,045,702
Platinum Underwriters Holdings Ltd.	133,870	4,859,481
Reinsurance Group of America, Inc. - Class A	80,530	4,040,190
Torchmark Corp.	87,660	4,090,216
Unum Group	181,110	3,613,144

		32,758,591

Real Estate Investment Trusts (REITs) - 9.0%
BioMed Realty Trust, Inc.	236,790	4,274,059
BRE Properties, Inc.	74,525	3,668,866
Camden Property Trust	56,410	3,672,855
DiamondRock Hospitality Co.	372,180	3,699,469
Entertainment Properties Trust	101,010	4,168,683
Glimcher Realty Trust	384,670	3,538,964
Home Properties, Inc. (b)	44,070	2,641,556
Mid-America Apartment Communities, Inc.	55,800	3,760,362

		29,424,814

Thrifts & Mortgage Finance - 0.9%
Washington Federal, Inc.	185,570	3,045,204

		103,065,599

Information Technology - 16.2%
Computers & Peripherals - 0.6%
NCR Corp. (a)	95,780	2,051,608

Electronic Equipment, Instruments & Components - 8.3%
Anixter International, Inc.	34,670	1,993,872
Arrow Electronics, Inc. (a)	116,880	3,963,401
AU Optronics Corp. (Sponsored ADR)	731,824	2,919,978
Avnet, Inc. (a)	130,370	3,974,981
Flextronics International Ltd. (a)	466,420	2,994,416
Ingram Micro, Inc. - Class A (a)	148,420	2,646,329
Insight Enterprises, Inc. (a)	148,800	2,215,632
TTM Technologies, Inc. (a)	336,858	3,112,568

Company	Shares	U.S. $ Value
Vishay Intertechnology, Inc. (a)	298,960	$3,174,955

		26,996,132

IT Services - 2.4%
Amdocs Ltd. (a)	138,640	3,985,900
Convergys Corp. (a)	285,130	3,977,563

		7,963,463

Semiconductors & Semiconductor Equipment - 4.9%
Amkor Technology, Inc. (a)(b)	520,370	2,461,350
Entegris, Inc. (a)	451,930	3,484,380
Lam Research Corp. (a)(b)	95,260	3,553,198
Micron Technology, Inc. (a)	597,100	3,487,064
MKS Instruments, Inc.	114,884	3,004,217

		15,990,209

		53,001,412

Consumer Discretionary - 14.9%
Auto Components - 2.7%
Dana Holding Corp.	146,830	1,955,776
Lear Corp.	97,660	3,891,751
TRW Automotive Holdings Corp. (a)	71,620	2,762,383

		8,609,910

Hotels, Restaurants & Leisure - 2.3%
MGM Resorts International (a)	362,622	3,927,196
Royal Caribbean Cruises Ltd.	154,570	3,640,124

		7,567,320

Household Durables - 3.6%
Meritage Homes Corp. (a)	120,490	3,615,905
Newell Rubbermaid, Inc.	256,330	4,716,472
NVR, Inc. (a)	4,410	3,549,168

		11,881,545

Media - 1.0%
Gannett Co., Inc.	250,450	3,270,877

Specialty Retail - 4.1%
ANN, Inc. (a)	162,715	4,375,406
Childrens Place Retail Stores, Inc. (The) (a)	85,600	3,935,032
Men’s Wearhouse, Inc. (The)	85,860	3,090,101
Office Depot, Inc. (a)	980,880	2,108,892

		13,509,431

Textiles, Apparel & Luxury Goods - 1.2%
Jones Group, Inc. (The)	401,330	3,868,821

		48,707,904

Industrials - 10.7%
Building Products - 1.1%
Fortune Brands Home & Security, Inc. (a)	158,533	3,586,017

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	132,580	$3,859,404

Construction & Engineering - 0.7%
Tutor Perini Corp. (a)	207,680	2,334,323

Electrical Equipment - 1.8%
EnerSys (a)	60,840	2,006,503
General Cable Corp. (a)	142,630	4,059,250

		6,065,753

Machinery - 1.5%
Sauer-Danfoss, Inc.	51,380	1,856,359
Timken Co.	63,880	3,047,076

		4,903,435

Road & Rail - 2.7%
Avis Budget Group, Inc. (a)	199,970	2,969,555
Con-way, Inc.	104,790	3,704,326
Hertz Global Holdings, Inc. (a)	151,050	2,055,791

		8,729,672

Trading Companies & Distributors - 1.7%
Aircastle Ltd.	333,030	3,699,963
WESCO International, Inc. (a)	32,790	1,950,677

		5,650,640

		35,129,244

Utilities - 7.9%
Electric Utilities - 5.1%
Great Plains Energy, Inc.	169,280	3,372,058
NV Energy, Inc.	267,920	4,635,016
PNM Resources, Inc.	245,710	4,582,491
Portland General Electric Co.	166,390	4,184,708

		16,774,273

Gas Utilities - 2.8%
Atmos Energy Corp.	134,960	4,472,575
UGI Corp.	158,690	4,551,229

		9,023,804

		25,798,077

Energy - 5.9%
Energy Equipment & Services - 1.6%
Bristow Group, Inc.	82,240	3,293,712
Helmerich & Payne, Inc.	42,330	1,917,549

		5,211,261

Oil, Gas & Consumable Fuels - 4.3%
Plains Exploration & Production Co. (a)	80,400	2,877,516
Stone Energy Corp. (a)	82,420	1,941,815
Teekay Corp.	105,880	2,852,407
Tesoro Corp. (a)	138,230	3,057,648

Company	Shares	U.S. $ Value
Western Refining, Inc. (b)	177,630	$3,435,364

		14,164,750

		19,376,011

Consumer Staples - 5.0%
Beverages - 1.3%
Constellation Brands, Inc. - Class A (a)	221,564	4,273,969

Food Products - 3.7%
Dean Foods Co. (a)	326,870	5,112,247
Dole Food Co., Inc. (a)(b)	296,100	2,629,368
Tyson Foods, Inc. - Class A	231,040	4,475,245

		12,216,860

		16,490,829

Materials - 3.8%
Chemicals - 1.5%
Ferro Corp. (a)	454,460	2,017,802
PolyOne Corp.	223,860	2,961,668

		4,979,470

Metals & Mining - 2.3%
Commercial Metals Co.	240,280	2,806,470
Reliance Steel & Aluminum Co.	58,050	2,740,541
Steel Dynamics, Inc.	193,940	2,044,128

		7,591,139

		12,570,609

Health Care - 3.2%
Health Care Providers & Services - 3.2%
Coventry Health Care, Inc.	98,170	2,984,368
Health Net, Inc. (a)	119,670	3,065,946
LifePoint Hospitals, Inc. (a)	117,298	4,318,912

		10,369,226

Total Common Stocks (cost $317,982,608)		324,508,911

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (c) (cost $3,272,870)	3,272,870	3,272,870

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $321,255,478)		327,781,781

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 3.1%
Investment Companies - 3.1%
AllianceBernstein Exchange Reserves - Class I, 0.20% (c) (cost $10,180,144)	10,180,144	$10,180,144

Total Investments - 103.1% (cost $331,435,622) (d)		337,961,925
Other assets less liabilities - (3.1)%		(10,183,345)

Net Assets - 100.0%		$327,778,580

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,681,067 and gross unrealized depreciation of investments was $(23,154,764), resulting in net unrealized appreciation of $6,526,303.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$324,508,911		$	– 0	–	$	– 0	–	$324,508,911
Short-Term Investments	3,272,870			– 0	–		– 0	–	3,272,870
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	10,180,144			– 0	–		– 0	–	10,180,144

Total Investments in Securities	337,961,925			– 0	–		– 0	–	337,961,925
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$337,961,925		$	– 0	–	$	– 0	–	$337,961,925

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Industrials - 25.9%
Aerospace & Defense - 1.7%
Hexcel Corp. (a)	224,329	$5,469,141

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	89,540	3,424,905

Building Products - 0.7%
Simpson Manufacturing Co., Inc.	83,672	2,325,245

Electrical Equipment - 2.0%
AMETEK, Inc.	124,500	6,313,395

Machinery - 11.6%
Actuant Corp. - Class A	174,430	4,564,833
Gardner Denver, Inc.	83,700	4,526,496
IDEX Corp.	134,545	5,345,473
Joy Global, Inc.	86,430	4,827,980
Lincoln Electric Holdings, Inc.	93,950	4,470,141
Middleby Corp. (a)	46,120	4,716,692
Robbins & Myers, Inc.	95,398	4,349,195
Valmont Industries, Inc.	42,651	4,883,540

		37,684,350

Marine - 1.7%
Kirby Corp. (a)	107,278	5,662,133

Professional Services - 2.6%
Advisory Board Co. (The) (a)	25,206	2,441,705
Robert Half International, Inc.	210,480	5,981,842

		8,423,547

Road & Rail - 1.2%
Genesee & Wyoming, Inc. - Class A (a)	78,820	3,949,670

Trading Companies & Distributors - 3.3%
MSC Industrial Direct Co., Inc. - Class A	73,940	5,302,237
United Rentals, Inc. (a)	154,680	5,344,194

		10,646,431

		83,898,817

Information Technology - 20.5%
Communications Equipment - 0.1%
Aruba Networks, Inc. (a)(b)	21,180	278,305

Internet Software & Services - 1.9%
CoStar Group, Inc. (a)	83,106	6,140,702

IT Services - 2.0%
Alliance Data Systems Corp. (a)	29,650	3,735,900
ServiceSource International, Inc. (a)	240,884	2,890,608

		6,626,508

Semiconductors & Semiconductor Equipment - 6.5%
Fairchild Semiconductor International, Inc. (a)	248,036	3,276,556
LSI Corp. (a)	514,990	3,424,683

Company	Shares	U.S. $ Value
ON Semiconductor Corp. (a)	506,670	$3,414,956
Skyworks Solutions, Inc. (a)	162,080	4,353,469
Teradyne, Inc. (a)	237,390	3,430,285
Veeco Instruments, Inc. (a)(b)	88,100	3,055,308

		20,955,257

Software - 10.0%
ANSYS, Inc. (a)	52,730	3,262,669
Aspen Technology, Inc. (a)	215,138	4,754,550
Cadence Design Systems, Inc. (a)	531,935	5,425,737
Fortinet, Inc. (a)	175,470	3,728,738
Informatica Corp. (a)	42,760	1,771,547
MICROS Systems, Inc. (a)	108,558	5,727,520
SolarWinds, Inc. (a)	82,300	3,774,278
TIBCO Software, Inc. (a)	156,390	4,183,432

		32,628,471

		66,629,243

Consumer Discretionary - 20.1%
Distributors - 1.8%
LKQ Corp. (a)	164,480	5,993,651

Hotels, Restaurants & Leisure - 4.3%
Orient-Express Hotels Ltd. - Class A (a)	401,095	3,385,242
Panera Bread Co. - Class A (a)	38,590	5,670,800
Wyndham Worldwide Corp.	96,280	4,794,744

		13,850,786

Media - 1.8%
National CineMedia, Inc.	281,050	3,791,364
Pandora Media, Inc. (a)	183,193	1,967,493

		5,758,857

Multiline Retail - 1.7%
Dollar Tree, Inc. (a)	52,400	5,406,632

Specialty Retail - 9.8%
CarMax, Inc. (a)	124,910	3,523,711
Dick’s Sporting Goods, Inc.	126,870	5,899,455
Francesca’s Holdings Corp. (a)	192,362	4,512,813
Select Comfort Corp. (a)	190,220	5,204,419
Tractor Supply Co.	51,145	4,672,096
Ulta Salon Cosmetics & Fragrance, Inc.	51,060	4,563,232
Vitamin Shoppe, Inc. (a)	70,103	3,471,501

		31,847,227

Textiles, Apparel & Luxury Goods - 0.7%
Tumi Holdings, Inc. (a)(b)	139,437	2,405,288

		65,262,441

Company	Shares	U.S. $ Value
Health Care - 16.0%
Biotechnology - 3.6%
Amarin Corp. PLC (ADR) (a)(b)	125,680	$1,489,308
Ariad Pharmaceuticals, Inc. (a)	107,335	1,778,541
AVEO Pharmaceuticals, Inc. (a)	52,763	671,673
BioMarin Pharmaceutical, Inc. (a)	126,660	4,514,162
Ironwood Pharmaceuticals, Inc. (a)	119,940	1,429,685
Onyx Pharmaceuticals, Inc. (a)	35,140	1,608,709

		11,492,078

Health Care Equipment & Supplies - 3.2%
NxStage Medical, Inc. (a)	172,320	2,617,541
Sirona Dental Systems, Inc. (a)	91,666	3,921,472
Volcano Corp. (a)	133,168	3,807,273

		10,346,286

Health Care Providers & Services - 5.6%
AMERIGROUP Corp. (a)	64,726	4,038,903
Catalyst Health Solutions, Inc. (a)	48,760	4,235,781
Centene Corp. (a)	92,530	3,344,034
HMS Holdings Corp. (a)	77,995	2,089,486
Mednax, Inc. (a)	74,237	4,529,199

		18,237,403

Health Care Technology - 1.7%
SXC Health Solutions Corp. (a)	62,799	5,633,698

Pharmaceuticals - 1.9%
Akorn, Inc. (a)	334,159	4,561,270
Questcor Pharmaceuticals, Inc. (a)(b)	41,095	1,701,333

		6,262,603

		51,972,068

Energy - 7.9%
Energy Equipment & Services - 4.8%
FMC Technologies, Inc. (a)	87,160	3,507,318
Forum Energy Technologies, Inc. (a)(b)	55,022	1,181,872
Oceaneering International, Inc.	80,140	3,704,071
Oil States International, Inc. (a)	60,789	4,046,724
Superior Energy Services, Inc. (a)	136,490	2,953,644

		15,393,629

Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	126,360	4,111,755
Concho Resources, Inc. (a)	34,603	3,036,067
SM Energy Co.	54,513	2,948,608

		10,096,430

		25,490,059

Company	Shares	U.S. $ Value
Financials - 5.5%
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	41,290	$4,255,760
Lazard Ltd. - Class A	129,080	2,976,585
Stifel Financial Corp. (a)	106,931	3,399,337

		10,631,682

Commercial Banks - 2.2%
Iberiabank Corp.	68,852	3,338,633
Signature Bank/New York NY (a)	64,790	3,978,754

		7,317,387

		17,949,069

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%tw telecom, Inc. (a)	202,357	4,692,659

Materials - 0.8%
Chemicals - 0.8%
Solutia, Inc.	94,550	2,596,343

Total Common Stocks (cost $255,030,708)		318,490,699

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (c) (cost $9,648,567)	9,648,567	9,648,567

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $264,679,275)		328,139,266

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.9%
Investment Companies - 1.9%
AllianceBernstein Exchange Reserves - Class I, 0.20% (c) (cost $6,286,149)	6,286,149	6,286,149

Total Investments - 103.0% (cost $270,965,424) (d)		334,425,415
Other assets less liabilities - (3.0)%		(9,830,814)

Net Assets - 100.0%		$324,594,601

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $72,781,471 and gross unrealized depreciation of investments was $(9,321,480), resulting in net unrealized appreciation of $63,459,991.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$318,490,699		$	– 0	–	$	– 0	–	$318,490,699
Short-Term Investments	9,648,567			– 0	–		– 0	–	9,648,567
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	6,286,149			– 0	–		– 0	–	6,286,149

Total Investments in Securities	334,425,415			– 0	–		– 0	–	334,425,415
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$334,425,415		$	– 0	–	$	– 0	–	$334,425,415

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 39.9%
Canada - 2.0%
Canadian Government Bond
1.00%, 2/01/14	CAD	19,595	$18,951,098

United States - 37.9%
U.S. Treasury Notes
0.25%, 1/31/14-4/30/14	U.S.$	100,290	100,265,017
0.625%, 4/30/13		33,270	33,396,060
0.875%, 4/30/17		5,890	5,952,581
1.00%, 8/31/16-10/31/16		37,219	37,886,048
1.375%, 11/15/12		140,766	141,546,829
2.875%, 1/31/13		44,685	45,484,459

			364,530,994

Total Governments - Treasuries (cost $382,847,644)			383,482,092

MORTGAGE PASS-THROUGHS - 23.1%
Agency Fixed Rate 15-Year - 10.2%
Federal Home Loan Mortgage Corp. Gold
Series 2011
3.50%, 6/01/26		12,632	13,278,409
Federal National Mortgage Association
3.00%, TBA		27,480	28,759,537
3.50%, 3/01/26-9/01/26		45,659	48,207,662
Series 1998
6.00%, 10/01/13-12/01/13		4	4,561
Series 2001
6.00%, 11/01/16		60	63,938
Series 2002
6.00%, 12/01/17		51	55,426
Series 2005
6.00%, 6/01/17-6/01/20		106	114,152
Series 2006
6.00%, 5/01/21-1/01/22		2,115	2,289,984
Series 2007
6.00%, 2/01/22		574	618,600
Series 2012
3.00%, 3/01/27		4,611	4,835,877

			98,228,146

Agency Fixed Rate 30-Year - 9.7%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 7/01/37-9/01/37		1,304	1,433,717
Series 2009
5.50%, 10/01/39		5,120	5,580,793
Federal National Mortgage Association
4.50%, 8/01/39-4/01/41		8,985	9,847,771
5.50%, 5/01/39		4,807	5,244,171
6.00%, 2/01/37-10/01/38		26,285	28,985,000
Series 2008
5.50%, 6/01/38		11,754	12,796,421
6.00%, 5/01/38-8/01/38		19,960	21,974,643
Series 2010
5.50%, 7/01/39		4,124	4,525,033
6.00%, 4/01/40		2,461	2,706,718

			93,094,267

	Principal Amount (000)		U.S. $ Value
Agency ARMs - 3.2%
Federal Home Loan Mortgage Corp.
2.958%, 6/01/37 (a)	U.S.$	10,071	$ 10,819,880
Series 2005
2.859%, 5/01/35 (a)		3,251	3,483,894
Federal National Mortgage Association
2.397%, 1/01/36 (a)		1,716	1,823,232
Series 2003
2.78%, 12/01/33 (a)		867	928,560
Series 2005
2.317%, 2/01/35 (b)		4,452	4,687,911
2.74%, 10/01/35 (a)		2,608	2,794,803
Series 2006
2.796%, 7/01/36 (a)		2,295	2,458,830
Series 2007
2.05%, 1/01/37 (b)		1,070	1,114,395
Series 2009
2.802%, 7/01/38 (a)		1,978	2,097,288

			30,208,793

Total Mortgage Pass-Throughs (cost $219,087,737)			221,531,206

ASSET-BACKED SECURITIES - 16.3%
Autos - Fixed Rate - 5.7%
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16		3,560	3,558,417
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (c)		7,911	7,990,990
Series 2012-1, Class A4
1.03%, 12/15/16		1,650	1,644,917
Series 2012-1, Class C
2.09%, 7/17/17		4,175	4,166,650
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13		2,629	2,629,193
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16		681	683,376
Ford Auto Securitization Trust
Series 2011-R3A, Class A1
1.708%, 8/15/13 (c)	CAD	1,345	1,318,125
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (c)	U.S.$	1,858	1,858,494
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13 (c)		952	951,945

	Principal Amount (000)		U.S. $ Value
Series 2011-B, Class A2
0.90%, 1/15/14 (c)	U.S.$	3,171	$3,174,343
Series 2012-A, Class A2
0.66%, 4/15/14		2,952	2,950,966
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16		7,560	7,654,374
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		2,155	2,154,217
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14		3,171	3,174,877
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A2
0.92%, 2/20/14 (c)		3,586	3,587,568
Santander Drive Auto Receivables Trust
Series 2012-3, Class A2
0.83%, 4/15/15		3,475	3,475,760
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)		3,476	3,479,634

			54,453,846

Credit Cards - Floating Rate - 3.5%
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.299%, 7/15/16 (b)		6,000	5,994,398
Chase Issuance Trust
Series 2011-A3, Class A3
0.359%, 12/15/15 (b)		5,010	5,010,078
Discover Card Master Trust
Series 2009-A1, Class A1
1.539%, 12/15/14 (b)		3,835	3,836,310
Series 2009-A2, Class A
1.539%, 2/17/15 (b)		1,320	1,323,018
Series 2010-A1, Class A1
0.889%, 9/15/15 (b)		7,206	7,237,790
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.789%, 1/15/17 (b)		2,700	2,716,424
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
1.198%, 2/15/17 (b)(c)	EUR	2,140	2,646,111
Penarth Master Issuer PLC
Series 2010-2A, Class A2
0.99%, 12/18/14 (b)(c)	U.S.$	2,010	2,014,324
Series 2012-1A, Class A1
0.81%, 3/18/14 (b)(c)		2,796	2,798,001

			33,576,454

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 3.4%
BMW Floorplan Master Owner Trust
Series 2009-1A, Class A
1.389%, 9/15/14 (b)(c)	U.S.$	4,360	$4,373,444
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A
1.889%, 12/15/14 (b)(c)		6,070	6,115,135
Series 2010-3, Class A2
1.939%, 2/15/17 (b)(c)		3,025	3,119,320
Series 2012-1, Class A
0.709%, 1/15/16 (b)		4,546	4,560,439
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.79%, 10/20/14 (b)(c)		5,438	5,464,738
Series 2012-2, Class A
0.989%, 4/22/19 (b)		3,880	3,879,996
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.489%, 11/17/14 (b)(c)		3,765	3,776,620
Wheels SPV LLC
Series 2009-1, Class A
1.789%, 3/15/18 (b)(c)		1,284	1,284,805

			32,574,497

Other ABS - Floating Rate - 1.4%
CNH Wholesale Master Note Trust
Series 2009-1A, Class A
1.939%, 7/15/15 (b)(c)		14,000	14,021,112

Other ABS - Fixed Rate - 1.3%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		3,844	3,854,890
GE Equipment Small Ticket LLC
Series 2011-1A, Class A2
0.88%, 8/21/13 (c)		1,843	1,843,833
GE Equipment Transportation LLC
Series 2012-1, Class A3
0.99%, 11/23/15		4,980	4,979,211
John Deere Owner Trust
Series 2011-A, Class A2
0.64%, 6/16/14		1,755	1,755,194

			12,433,128

Credit Cards - Fixed Rate - 0.7%
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		1,322	1,322,364
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18		5,170	5,172,054

			6,494,418

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.2%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.53%, 4/25/33 (a)	U.S.	$ 1,856	$1,734,275
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.52%, 1/20/36 (b)		915	783,929

			2,518,204

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		958	866,759
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)		35	0

			866,759

Total Asset-Backed Securities (cost $157,340,093)			156,938,418

CORPORATES - INVESTMENT GRADES - 10.0%
Industrial - 8.4%
Basic - 0.4%
BHP Billiton Finance USA Ltd.
1.00%, 2/24/15		3,325	3,332,029

Capital Goods - 1.1%
Caterpillar Financial Services Corp.
1.375%, 5/20/14		4,990	5,048,952
Eaton Corp.
0.804%, 6/16/14 (b)		2,469	2,466,847
General Dynamics Corp.
5.25%, 2/01/14		2,750	2,958,134

			10,473,933

Communications - Telecommunications - 1.2%
AT&T, Inc.
4.95%, 1/15/13		2,135	2,194,009
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14		4,375	4,697,516
Verizon Communications, Inc.
1.25%, 11/03/14		1,685	1,701,210
1.95%, 3/28/14		3,130	3,196,046

			11,788,781

Consumer Cyclical - Automotive - 1.2%
American Honda Finance Corp.
2.375%, 3/18/13 (c)		4,534	4,593,590
Toyota Motor Credit Corp.
1.25%, 11/17/14		3,360	3,387,122

	Principal Amount (000)		U.S. $ Value
Volkswagen International Finance NV
1.625%, 3/22/15 (c)	U.S.$	3,330	$3,343,067

			11,323,779

Consumer Cyclical - Entertainment - 0.1%
Walt Disney Co. (The)
4.50%, 12/15/13		934	988,045

Consumer Cyclical - Retailers - 0.7%
Target Corp.
0.499%, 1/11/13 (b)		7,016	7,025,647

Consumer Non-Cyclical - 1.5%
Baxter International, Inc.
1.80%, 3/15/13		1,051	1,061,459
Bottling Group LLC
5.00%, 11/15/13		2,669	2,829,815
Eli Lilly & Co.
4.20%, 3/06/14		2,845	3,028,659
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13		2,109	2,195,163
Novartis Capital Corp.
4.125%, 2/10/14		2,855	3,016,776
Sanofi
1.625%, 3/28/14		2,445	2,486,753

			14,618,625

Energy - 0.6%
Chevron Corp.
3.95%, 3/03/14		2,885	3,059,410
ConocoPhillips
4.75%, 2/01/14		2,710	2,884,933

			5,944,343

Technology - 1.6%
Cisco Systems, Inc.
1.625%, 3/14/14		4,905	5,000,976
Hewlett-Packard Co.
2.95%, 8/15/12		1,043	1,046,302
International Business Machines Corp.
0.55%, 2/06/15		1,887	1,876,001
Oracle Corp.
4.95%, 4/15/13		2,140	2,225,014
Texas Instruments, Inc.
1.375%, 5/15/14		4,990	5,052,410

			15,200,703

			80,695,885

Financial Institutions - 1.3%
Banking - 0.8%
Royal Bank of Canada
1.15%, 3/13/15		3,435	3,441,444
UnionBanCal Corp.
5.25%, 12/16/13		3,867	4,072,659

			7,514,103

	Principal Amount (000)		U.S. $ Value
Finance - 0.5%
General Electric Capital Corp.
1.875%, 9/16/13	U.S.$	4,791	$4,842,584

			12,356,687

Utility - 0.3%
Natural Gas - 0.3%
TransCanada PipeLines Ltd.
0.875%, 3/02/15		3,330	3,326,753

Total Corporates - Investment Grades (cost $95,211,429)			96,379,325

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Non-Agency Fixed Rate CMBS - 2.6%
JP Morgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49		4,203	4,236,607
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		1,966	2,027,381
Series 2011-C3, Class A1
1.875%, 2/15/46 (c)		5,430	5,468,467
Series 2011-C4, Class A1
1.525%, 7/15/46 (c)		2,479	2,494,191
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		2,906	2,934,133
Morgan Stanley Capital I
Series 2011-C1, Class A1
2.602%, 9/15/47 (c)		5,373	5,491,679
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (c)		2,440	2,485,436

			25,137,894

Non-Agency Floating Rate CMBS - 1.5%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
0.549%, 3/15/22 (b)(c)		2,500	2,450,248
Commercial Mortgage Pass Through Certificates
Series 2005-FL11, Class D
0.579%, 11/15/17 (b)(c)		669	621,920
Series 2007-FL14, Class C
0.539%, 6/15/22 (b)(c)		2,839	2,561,108
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.709%, 10/15/21 (b)(c)		4,900	4,446,432
Series 2007-TFLA, Class A2
0.359%, 2/15/22 (b)(c)		4,206	3,911,395

			13,991,103

	Principal Amount (000)		U.S. $ Value
Agency CMBS - 0.5%
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20	U.S.$	5,011	$5,063,784

Total Commercial Mortgage-Backed Securities (cost $45,160,159)			44,192,781

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Agency Fixed Rate - 2.2%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24		9,266	9,555,970
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		4,816	5,025,764
Series 2011-39, Class DA
3.50%, 7/25/24		5,998	6,239,284

			20,821,018

Non-Agency Floating Rate - 0.3%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.67%, 2/25/42 (b)(c)		3,013	2,557,446

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		456	455,496

Agency Floating Rate - 0.0%
Fannie Mae Whole Loan
Series 2003-W13, Class AV2
0.519%, 10/25/33 (b)		114	108,468
Freddie Mac Reference REMICs
Series R008, Class FK
0.639%, 7/15/23 (b)		253	253,063

			361,531

Total Collateralized Mortgage Obligations (cost $24,690,331)			24,195,491

INFLATION-LINKED SECURITIES - 1.7%
United States - 1.7%
U.S. Treasury Inflation Index
1.875%, 7/15/13 (TIPS)		3,476	3,588,463
2.00%, 1/15/14 (TIPS)		6,880	7,198,940
3.00%, 7/15/12 (TIPS)		5,850	5,881,280

Total Inflation-Linked Securities (cost $16,713,003)			16,668,683

	Principal Amount (000)		U.S. $ Value
AGENCIES - 0.7%
Agency Subordinated - 0.7%
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.25%, 6/15/12 (cost $6,799,700)	U.S.$	6,800	$6,805,631

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Netherlands - 0.7%
Achmea Hypotheekbank NV
0.816%, 11/03/14 (b)(c) (cost $6,454,559)		6,456	6,392,796

	Shares
SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio 0.13% (f) (cost $25,079,010)		25,079,010	25,079,010

	Principal Amount (000)
COMMERCIAL PAPER - 0.4%
Vodafone Group PLC
Zero Coupon, 7/09/12 (cost $3,296,168)		$3,300	3,296,168

Total Short-Term Investments (cost $28,375,178)			28,375,178

Total Investments - 102.5% (cost $982,679,833) (g)			984,961,601
Other assets less liabilities - (2.5)% (h)			(24,289,488)

Net Assets - 100.0%			$960,672,113

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,249	September 2012	$275,147,012	$275,287,406	$140,394
U.S. T-Note 5 Yr Futures	403	September 2012	49,911,088	50,047,563	136,475
Sold Contracts
U.S. T-Note 10 Yr Futures	201	September 2012	26,668,596	26,921,438	(252,842)

					$24,027

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
BNP Paribas SA:
Canadian Dollar settling 6/28/12	18,777	$18,290,308	$18,168,978	$(121,330)
Royal Bank of Scotland PLC:
Canadian Dollar settling 6/28/12	249	244,480	240,659	(3,821)
Sale Contracts
Citibank N.A.:
Canadian Dollar settling 6/28/12	40,051	40,124,881	38,754,037	1,370,844

				$1,245,693

CROSS CURRENCY SWAP TRANSACTIONS

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR	USD	1 Month LIBOR	$224,843

(a)	Variable rate coupon, rate shown as of May 31, 2012.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2012.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate market value of these securities amounted to $118,663,698 or 12.4% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of May 31, 2012, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$35,213	$0	0.00%

(e)	Fair valued.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,598,669 and gross unrealized depreciation of investments was $($3,316,901), resulting in net unrealized appreciation of $2,281,768.
(h)	An amount of U.S. $386,205 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
FDIC	-	Federal Deposit Insurance Corporation
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$383,482,092		$	– 0	–	$383,482,092
Mortgage Pass-Throughs		– 0	–	221,531,206			– 0	–	221,531,206
Asset-Backed Securities		– 0	–	123,219,219			33,719,199		156,938,418
Corporates - Investment Grades		– 0	–	96,379,325			– 0	–	96,379,325
Commercial Mortgage-Backed Securities		– 0	–	24,167,554			20,025,227		44,192,781
Collateralized Mortgage Obligations		– 0	–	– 0	–		24,195,491		24,195,491
Inflation-Linked Securities		– 0	–	16,668,683			– 0	–	16,668,683
Agencies		– 0	–	6,805,631			– 0	–	6,805,631
Governments - Sovereign Agencies		– 0	–	6,392,796			– 0	–	6,392,796
Short-Term Investments:
Investment Companies		25,079,010		– 0	–		– 0	–	25,079,010
Commercial Paper		– 0	–	3,296,168			– 0	–	3,296,168

Total Investments in Securities		25,079,010		881,942,674	+		77,939,917		984,961,601
Other Financial Instruments*:
Assets:
Futures Contracts		276,869		– 0	–		– 0	–	276,869
Forward Currency Exchange Contracts		– 0	–	1,370,844			– 0	–	1,370,844
Cross Currency Swap Contracts		– 0	–	– 0	–		224,843		224,843
Liabilities:
Futures Contracts		(252,842)		– 0	–		– 0	–	(252,842)
Forward Currency Exchange Contracts		– 0	–	(125,151)			– 0	–	(125,151)

Total		$25,103,037		$883,188,367			$78,164,760		$986,456,164

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

Asset-Backed Securities	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations
Balance as of 8/31/11	$21,463,661	$30,986,926	$16,186,730
Accrued discounts/(premiums)	2,385	(224)	(45,168)
Realized gain (loss)	(8,862,056)	(1,990,926)	(3,731,530)
Change in unrealized appreciation/depreciation	8,405,433	1,001,743	3,061,363
Purchases	8,859,485	– 0	–	25,060,973
Sales	(10,259,071)	(5,431,732)	(16,908,256)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	14,109,362	^	2,925,161	571,379
Transfers out of Level 3	– 0	–	(7,465,721)	– 0	–

Balance as of 5/31/12	$33,719,199	$20,025,227	$24,195,491

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$11,588	$(164,467)	$(292,372)

Cross Currency Swap Contracts	Total
Balance as of 8/31/11	$	– 0	–	$68,637,317
Accrued discounts/(premiums)	– 0	–	(43,007)
Realized gain (loss)	586	(14,583,926)
Change in unrealized appreciation/depreciation	224,843	12,693,382
Purchases	– 0	–	33,920,458
Sales	– 0	–	(32,599,059)
Settlements	(586)	(586)
Transfers in to Level 3	– 0	–	17,605,902
Transfers out of Level 3	– 0	–	(7,465,721)

Balance as of 5/31/12	$224,843	$78,164,760

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$224,843	$(220,408)

^	Transferred out of Level 2 into Level 3 due to insufficient observable inputs.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at May 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 5/31/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$33,719,199	Discounted Cash Flow	Loss Severity	67.29-99
			Constant Prepayment Rate	.25% CPP-19% MPR
			Probability of Default	0-6 CDR
			Yield	6.5%-7.5%
		Consensus Pricing	Offered Quotes	100.0043

Commercial Mortgage-Backed Securities	$20,025,227	Discounted Cash Flow	Yield	1.322%-10.308%
			Spread to Treasury	693-975
			Probability of Default	0 CDR

Collateralized Mortgage-Backed Obligations	$24,195,491	Discounted Cash Flow	Constant Prepayment Rate	6%-18% CPP
			Probability of Default	0-4 CDR
			Yield	2.9-5%
			Loss Severity	50

Glossary:

CDR	-	Constant Default Rate
CPP	-	Constant Percent Prepayment
MPR	-	Monthly Payment Rate

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the dealer quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized dealers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the dealers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged. In the future, as markets become more liquid and thus typically more observable, it is possible that these markets may be adjusted to Level 2.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 36.5%
Austria - 0.5%
Austria Government Bond
3.50%, 9/15/21 (a)	EUR	4,240	$5,881,331

Canada - 1.0%
Canadian Government Bond
2.75%, 6/01/22	CAD	11,180	11,809,440

Finland - 6.0%
Finland Government Bond
3.375%, 4/15/20	EUR	33,005	46,882,964
3.875%, 9/15/17		15,972	22,830,290

			69,713,254

Germany - 2.9%
Bundesrepublik Deutschland
2.00%, 1/04/22		6,993	9,328,220
Series 05
3.50%, 1/04/16		17,943	24,863,999

			34,192,219

Japan - 7.8%
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17	JPY	2,306,350	31,660,079
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		847,800	11,792,599
Series 48
2.50%, 12/21/20		2,384,400	35,046,633
Series 60
1.40%, 12/20/22		880,150	11,781,610

			90,280,921

Netherlands - 4.4%
Netherlands Government Bond
2.25%, 7/15/22	EUR	4,900	6,409,236
4.50%, 7/15/17		30,450	44,327,041

			50,736,277

New Zealand - 1.9%
New Zealand Government Bond
Series 1217
6.00%, 12/15/17	NZD	25,725	22,560,487

South Africa - 1.9%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	183,357	22,371,882

United Kingdom - 6.8%
United Kingdom Gilt
2.00%, 1/22/16	GBP	5,808	9,451,130
4.00%, 9/07/16		12,818	22,655,745
4.50%, 3/07/19-12/07/42		6,711	12,914,835
4.75%, 12/07/30	GBP	16,349	$33,590,985

			78,612,695

	Principal Amount (000)		U.S. $ Value
United States - 3.3%
U.S. Treasury Bonds
4.625%, 2/15/40	U.S.$	18,561	26,121,149
U.S. Treasury Notes
2.625%, 11/15/20		11,166	12,344,538

			38,465,687

Total Governments - Treasuries (cost $423,230,087)			424,624,193

CORPORATES - INVESTMENT GRADES - 27.7%
Financial Institutions - 13.6%
Banking - 9.1%
Bank of America Corp.
5.875%, 2/07/42		2,896	2,956,555
7.625%, 6/01/19		1,700	1,943,261
Series L
5.65%, 5/01/18		4,350	4,531,164
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		5,410	5,863,217
BNP Paribas SA
5.00%, 1/15/21		2,966	2,963,787
Capital One Financial Corp.
4.75%, 7/15/21		2,470	2,713,048
Citigroup, Inc.
4.50%, 1/14/22		465	477,009
5.50%, 4/11/13		2,900	2,978,109
6.50%, 8/19/13		2,770	2,907,899
8.50%, 5/22/19		790	967,569
Compass Bank
5.50%, 4/01/20		4,989	4,765,707
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht
3.875%, 2/08/22		3,060	3,051,310
DNB Bank ASA
4.375%, 2/24/21 (a)	EUR	1,675	2,302,327
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	U.S.$	1,148	1,135,618
6.00%, 6/15/20		2,700	2,834,822
7.50%, 2/15/19		2,855	3,242,646
HSBC Holdings PLC
4.00%, 3/30/22		5,990	6,097,005
ING Bank NV
3.75%, 3/07/17 (a)		3,020	2,969,267
JPMorgan Chase & Co.
4.40%, 7/22/20		1,335	1,399,093
4.625%, 5/10/21		857	908,099
Lloyds TSB Bank PLC
4.20%, 3/28/17		3,575	3,570,188
4.375%, 1/12/15 (a)		3,820	3,869,263
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		651	663,536

	Principal Amount (000)		U.S. $ Value
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	U.S.$	2,767	$2,786,660
Morgan Stanley
5.45%, 1/09/17		1,615	1,577,794
5.50%, 7/24/20		2,455	2,300,067
Nationwide Building Society
6.25%, 2/25/20 (a)		3,415	3,673,874
Nordea Bank AB
3.125%, 3/20/17 (a)		2,990	3,010,060
PNC Funding Corp.
3.30%, 3/08/22		3,020	3,087,881
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		2,740	2,923,575
Santander US Debt SAU
2.991%, 10/07/13 (a)		3,400	3,207,723
Societe Generale SA
2.50%, 1/15/14 (a)		1,670	1,627,851
5.20%, 4/15/21 (a)		1,355	1,257,158
SouthTrust Corp.
5.80%, 6/15/14		3,315	3,549,291
Standard Chartered PLC
6.409%, 1/30/17 (a)		4,800	4,345,320
Svenska Handelsbanken AB
2.875%, 4/04/17		3,000	3,039,891
UFJ Finance Aruba AEC
6.75%, 7/15/13		1,913	2,025,058
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,386	1,152,587
Wachovia Corp.
5.50%, 5/01/13		1,225	1,277,087

			105,952,376

Finance - 0.5%
General Electric Capital Corp.
2.30%, 4/27/17		4,200	4,184,515
SLM Corp.
Series A
5.375%, 5/15/14		2,085	2,131,756

			6,316,271

Insurance - 3.1%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		1,820	2,100,686
Berkshire Hathaway, Inc.
3.40%, 1/31/22		2,800	2,902,712
Coventry Health Care, Inc.
5.95%, 3/15/17		665	762,200
6.125%, 1/15/15		260	284,702
6.30%, 8/15/14		2,060	2,248,434
Genworth Financial, Inc.
6.515%, 5/22/18		1,947	1,856,943
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		1,305	1,707,851
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		685	709,924

	Principal Amount (000)		U.S. $ Value
5.125%, 4/15/22	U.S.$	600	$611,347
5.50%, 3/30/20		1,727	1,824,510
Humana, Inc.
6.30%, 8/01/18		369	428,631
6.45%, 6/01/16		285	324,233
7.20%, 6/15/18		610	738,327
Lincoln National Corp.
8.75%, 7/01/19		791	1,004,761
Markel Corp.
7.125%, 9/30/19		1,685	1,983,380
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		815	1,196,858
MetLife, Inc.
4.75%, 2/08/21		1,085	1,195,911
7.717%, 2/15/19		1,159	1,473,750
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,585	3,397,807
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26		3,065	3,670,659
UnitedHealth Group, Inc.
4.375%, 3/15/42		3,020	3,125,483
XL Group PLC
5.25%, 9/15/14		1,920	2,028,422

			35,577,531

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		2,683	2,805,216

REITS - 0.7%
ERP Operating LP
5.25%, 9/15/14		2,600	2,795,239
HCP, Inc.
6.00%, 1/30/17		2,195	2,467,716
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		2,373	2,462,272

			7,725,227

			158,376,621

Industrial - 11.6%
Basic - 1.4%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		2,110	2,167,675
ArcelorMittal
6.125%, 6/01/18		2,271	2,288,487
Dow Chemical Co. (The)
8.55%, 5/15/19		1,640	2,169,215
Eastman Chemical Co.
2.40%, 6/01/17		760	763,206
3.60%, 8/15/22		279	278,268
International Paper Co.
5.30%, 4/01/15		2,625	2,876,567
Packaging Corp. of America
5.75%, 8/01/13		1,329	1,388,482
PPG Industries, Inc.
5.75%, 3/15/13		1,642	1,705,414
Vale Overseas Ltd.
4.375%, 1/11/22		2,353	2,351,997

			15,989,311

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.4%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	U.S.$	299	$316,095
Republic Services, Inc.
3.80%, 5/15/18		85	90,632
5.25%, 11/15/21		1,213	1,398,252
5.50%, 9/15/19		1,768	2,061,258
United Technologies Corp.
3.10%, 6/01/22		905	939,726

			4,805,963

Communications - Media - 2.2%
CBS Corp.
5.75%, 4/15/20		1,410	1,651,966
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,906	2,780,322
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21		1,870	1,999,802
4.75%, 10/01/14		1,200	1,292,774
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)		681	718,455
News America, Inc.
4.50%, 2/15/21		890	963,118
6.55%, 3/15/33		1,383	1,558,215
9.25%, 2/01/13		670	704,289
Omnicom Group, Inc.
3.625%, 5/01/22		1,008	1,025,204
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		2,894	3,695,580
Time Warner Cable, Inc.
7.50%, 4/01/14		1,325	1,475,850
Time Warner Entertainment Co. LP
8.375%, 3/15/23		2,680	3,599,982
Virgin Media Secured Finance PLC
5.25%, 1/15/21		1,080	1,208,353
WPP Finance 2010
4.75%, 11/21/21 (a)		417	438,741
WPP Finance UK
8.00%, 9/15/14		2,616	2,970,212

			26,082,863

Communications - Telecommunications - 1.2%
American Tower Corp.
5.05%, 9/01/20		2,750	2,889,689
AT&T Corp.
8.00%, 11/15/31		295	437,987
AT&T, Inc.
4.45%, 5/15/21		1,694	1,932,485
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		2,586	2,475,474

	Principal Amount (000)		U.S. $ Value
Telecom Italia Capital SA
6.175%, 6/18/14	U.S.$	2,510	$2,497,450
6.375%, 11/15/33		375	300,000
7.175%, 6/18/19		1,450	1,444,562
United States Cellular Corp.
6.70%, 12/15/33		1,550	1,628,683

			13,606,330

Consumer Cyclical - Automotive - 0.5%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		2,465	2,687,520
Toyota Motor Credit Corp.
3.30%, 1/12/22		3,270	3,426,457

			6,113,977

Consumer Cyclical - Entertainment - 0.7%
Time Warner, Inc.
4.70%, 1/15/21		1,460	1,630,638
7.625%, 4/15/31		2,810	3,659,991
Viacom, Inc.
5.625%, 9/15/19		2,895	3,429,967

			8,720,596

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		3,270	3,372,815

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.60%, 3/15/19		1,460	1,841,396

Consumer Non-Cyclical - 1.3%
Ahold Finance USA LLC
6.875%, 5/01/29		3,105	3,921,413
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		481	516,240
5.875%, 5/15/13		2,720	2,831,985
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		3,480	3,652,176
Delhaize Group SA
5.875%, 2/01/14		775	819,519
Pepsico, Inc.
4.00%, 3/05/42		2,972	2,973,397

			14,714,730

Energy - 1.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16		735	833,403
6.45%, 9/15/36		877	1,024,818
Marathon Petroleum Corp.
3.50%, 3/01/16		448	472,083
5.125%, 3/01/21		760	843,790
Nabors Industries, Inc.
9.25%, 1/15/19		2,393	3,155,529
Noble Energy, Inc.
8.25%, 3/01/19		2,858	3,690,304

	Principal Amount (000)		U.S. $ Value
Noble Holding International Ltd.
4.90%, 8/01/20	U.S.$	251	$277,233
Phillips 66
4.30%, 4/01/22 (a)		3,010	3,135,379
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		2,345	2,285,993
Southwestern Energy Co.
4.10%, 3/15/22 (a)		823	834,218
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		1,540	2,029,999

			18,582,749

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)		3,341	3,173,950

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20		505	579,573
Hewlett-Packard Co.
4.65%, 12/09/21		1,498	1,552,782
Motorola Solutions, Inc.
7.50%, 5/15/25		290	361,317
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,912	2,939,149
Xerox Corp.
2.95%, 3/15/17		1,024	1,032,169
8.25%, 5/15/14		310	347,550

			6,812,540

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		1,695	1,816,703
5.75%, 12/15/16		1,115	1,240,408

			3,057,111

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		3,375	3,366,927
Con-way, Inc.
6.70%, 5/01/34		2,144	2,164,252
Ryder System, Inc.
5.85%, 11/01/16		930	1,068,812
7.20%, 9/01/15		908	1,044,492

			7,644,483

			134,518,814

Utility - 2.2%
Electric - 1.2%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)		1,610	1,752,699
Constellation Energy Group, Inc.
5.15%, 12/01/20		1,181	1,302,061

	Principal Amount (000)		U.S. $ Value
FirstEnergy Corp.
Series C
7.375%, 11/15/31	U.S.$	2,291	$2,916,732
Nisource Finance Corp.
6.80%, 1/15/19		3,445	4,160,320
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		1,447	1,512,335
TECO Finance, Inc.
4.00%, 3/15/16		745	799,781
5.15%, 3/15/20		915	1,051,893
Union Electric Co.
6.70%, 2/01/19		315	397,183

			13,893,004

Natural Gas - 1.0%
Energy Transfer Partners LP
6.70%, 7/01/18		972	1,116,723
7.50%, 7/01/38		2,264	2,572,312
EQT Corp.
8.125%, 6/01/19		1,707	2,042,859
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		495	499,891
4.15%, 3/01/22		863	883,114
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,400	2,403,698
Williams Partners LP
5.25%, 3/15/20		2,198	2,484,967

			12,003,564

			25,896,568

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Abu Dhabi National Energy Co.
4.125%, 3/13/17 (a)		757	785,392
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		2,500	2,667,995

			3,453,387

Total Corporates - Investment Grades (cost $301,216,518)			322,245,390

MORTGAGE PASS-THROUGHS - 10.9%
Agency Fixed Rate 30-Year - 9.3%
Federal Home Loan Mortgage Corp. Gold
Series 2006
4.50%, 5/01/36		87	93,321
Series 2007
5.50%, 7/01/35		2,312	2,537,043
Federal National Mortgage Association
3.50%, 12/01/41		18,670	19,616,283
4.00%, 12/01/41		42,392	45,181,904
6.00%, 5/01/31-3/01/38		5,123	5,633,568
Series 2003
5.50%, 4/01/33		1,919	2,105,789
Series 2004

	Principal Amount (000)		U.S. $ Value
5.50%, 4/01/34-11/01/34	U.S.$	6,171	$6,766,628
Series 2005
5.50%, 2/01/35		1,513	1,659,788
6.00%, 4/01/35		5,254	5,859,880
Series 2006
5.00%, 1/01/36		6	6,191
Series 2007
4.50%, 8/01/37		550	589,673
Series 2008
6.00%, 3/01/37-5/01/38		16,868	18,632,108

			108,682,176

Agency Fixed Rate 15-Year - 1.0%
Federal National Mortgage Association
4.50%, TBA		11,145	11,937,340

Agency ARMs - 0.6%
Federal Home Loan Mortgage Corp.
4.075%, 5/01/38 (b)		2,815	2,943,906
Federal National Mortgage Association
Series 2003
2.78%, 12/01/33 (b)		1,203	1,288,512
Series 2007
2.337%, 3/01/34 (b)		2,168	2,283,224

			6,515,642

Total Mortgage Pass-Throughs (cost $122,901,487)			127,135,158

ASSET-BACKED SECURITIES - 6.2%
Autos - Fixed Rate - 3.1%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14		3,413	3,414,364
Series 2011-4, Class A2
0.92%, 3/09/15		2,000	2,001,971
Series 2011-5, Class A2
1.19%, 8/08/15		1,546	1,550,455
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13		2,780	2,780,462
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	4,552	4,418,638
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	U.S.$	4,152	4,153,264
Series 2011-B, Class A2
0.82%, 1/15/14		2,257	2,258,921
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (a)		2,315	2,325,298
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (a)		1,933	1,933,225

	Principal Amount (000)		U.S. $ Value
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (a)	U.S.$	3,590	$3,593,595
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		3,414	3,420,983
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A2
0.81%, 10/15/13		4,549	4,552,186

			36,403,362

Credit Cards - Floating Rate - 2.2%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.409%, 4/17/17 (c)		6,685	6,692,384
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.299%, 7/15/16 (c)		5,500	5,494,865
Chase Issuance Trust
Series 2008-A10, Class A10
0.989%, 8/17/15 (c)		5,500	5,549,890
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.789%, 1/15/17 (c)		2,830	2,847,214
Series 2011-2, Class A
0.719%, 5/15/19 (c)		5,020	5,045,810

			25,630,163

Other ABS - Fixed Rate - 0.5%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		2,123	2,129,056
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		1,408	1,408,905
John Deere Owner Trust
Series 2011-A, Class A2
0.64%, 6/16/14		1,856	1,856,067

			5,394,028

Autos - Floating Rate - 0.2%
Navistar Financial Dealer Note Master Trust
Series 2011-1, Class A
1.389%, 10/25/16 (a)(c)		1,703	1,717,305
Wheels SPV LLC
Series 2009-1, Class A
1.789%, 3/15/18 (a)(c)		1,284	1,284,805

			3,002,110

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.364%, 12/25/32	U.S.$	435	$382,951
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33		447	406,837

			789,788

Home Equity Loans - Floating Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.509%, 5/25/37 (c)(d)		3,715	60,657
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.50%, 1/20/35 (c)		619	567,627
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.469%, 2/25/37 (c)(d)		1,405	12,436

			640,720

Total Asset-Backed Securities (cost $77,112,630)			71,860,171

GOVERNMENTS - SOVEREIGN AGENCIES - 5.2%
Canada - 4.2%
Canada Housing Trust No 1
3.35%, 12/15/20 (a)	CAD	8,670	40,913,036
4.10%, 12/15/18 (a)		7,960	8,748,640

			49,661,676

Germany - 1.0%
KFW
4.375%, 7/04/18	EUR	7,865	11,505,680

Total Governments - Sovereign Agencies (cost $62,753,885)			61,167,356

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
Non-Agency Fixed Rate CMBS - 3.3%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	U.S.$	3,065	3,421,082
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39		6,475	7,099,054
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
5.817%, 6/15/49		9,364	10,111,293
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.274%, 6/15/29		6,015	6,398,276

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.899%, 6/12/46	U.S.$	3,075	$3,461,380
Series 2006-3, Class A4
5.414%, 7/12/46		6,885	7,754,527

			38,245,612

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		4,653	5,084,208

Non-Agency Floating Rate CMBS - 0.2%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a)(c)		1,855	1,834,864

Total Commercial Mortgage-Backed Securities (cost $41,780,759)			45,164,684

AGENCIES - 3.5%
Agency Debentures - 3.5%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19		12,000	12,295,836
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		32,305	28,244,229

Total Agencies (cost $35,638,529)			40,540,065

QUASI-SOVEREIGNS - 1.3%
Quasi-Sovereign Bonds - 1.3%
Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (a)		1,990	2,169,100

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		3,390	3,884,343

Russia - 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (a)		2,782	3,091,498

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		2,995	3,008,951

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		3,300	3,370,125

Total Quasi-Sovereigns (cost $14,316,955)			15,524,017

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 1.0%
Banco Santander SA
4.625%, 6/21/16	EUR	1,300	$1,575,012
Bank of Nova Scotia
1.75%, 3/22/17 (a)	U.S.$	2,900	2,954,604
Credit Agricole Home Loan SFH
3.50%, 6/14/18 (a)	EUR	3,000	3,959,166
Nationwide Building Society
3.125%, 10/13/16		2,610	3,424,533

Total Covered Bonds (cost $12,432,585)			11,913,315

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Lithuania - 0.1%
Lithuania Government International Bond
6.625%, 2/01/22 (a)	U.S.$	1,768	1,918,280

Qatar - 0.3%
State of Qatar
4.50%, 1/20/22 (a)		2,944	3,160,384

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		1,965	2,311,337

Total Governments - Sovereign Bonds (cost $6,807,681)			7,390,001

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
California GO
7.625%, 3/01/40
(cost $3,378,339)		3,310	4,297,174

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development
9.25%, 7/15/17
(cost $2,870,354)		2,340	3,244,403

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.804%, 5/25/35		1,641	1,423,568

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.152%, 12/25/35 (c)		886	490,541
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class M1
0.769%, 2/25/35 (c)(d)		2,783	116,469

			607,010

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.779%, 5/28/35	U.S.$	392	$269,168

Total Collateralized Mortgage Obligations (cost $5,686,433)			2,299,746

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (e) (cost $15,186,563)		15,186,563	15,186,563

Total Investments - 99.0% (cost $1,125,312,805) (f)			1,152,592,236
Other assets less liabilities - 1.0% (g)			12,037,462

Net Assets - 100.0%			$1,164,629,698

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	112	September 2012	$24,670,906	$24,685,500	$(14,594)
U.S. T-Note 30 Yr Futures	220	September 2012	32,361,927	32,938,125	(576,198)

					$(590,792)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Royal Bank of Scotland PLC:
Japanese Yen settling 6/22/12	545,462	$6,828,129	$6,962,220	$134,091
State Street Bank and Trust Company:
Euro settling 6/21/12	7,017	9,090,087	8,677,565	(412,522)
Sale Contracts
Credit Suisse London Branch (GFX):
Euro settling 6/21/12	1,014	1,299,859	1,253,644	46,215
Japanese Yen settling 6/22/12	7,566,091	95,007,234	96,572,845	(1,565,611)
Deutsche Bank AG London:
Great British Pound settling 6/21/12	46,964	75,734,873	72,376,227	3,358,646

		U.S. $	U.S. $
	Contract	Value on	Value at	Unrealized
	Amount	Origination	May 31,	Appreciation/
Counterparty & Description	(000)	Date	2012	(Depreciation)
Goldman Sachs International:
Canadian Dollar settling 6/28/12	67,646	$67,839,592	$65,455,590	$2,384,002
HSBC Bank USA:
Euro settling 6/21/12	154,214	200,324,621	190,700,669	9,623,952
Royal Bank of Scotland PLC:
South African Rand settling 6/15/12	191,258	23,817,287	22,490,282	1,327,005
Standard Chartered Bank:
Canadian Dollar settling 6/28/12	1,319	1,275,802	1,276,102	(300)
State Street Bank and Trust Company:
Euro settling 6/21/12	1,013	1,311,279	1,252,719	58,560
Great British Pound settling 6/21/12	1,335	2,153,982	2,057,062	96,920
UBS AG:
Euro settling 6/21/12	1,315	1,626,390	1,626,563	(173)
New Zealand Dollar settling 7/19/12	29,360	22,246,505	22,062,047	184,458

				$15,235,243

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate market value of these securities amounted to $169,185,719 or 14.5% of net assets.
(b)	Variable rate coupon, rate shown as of May 31, 2012.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2012.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,001,094 and gross unrealized depreciation of investments was $(19,721,663), resulting in net unrealized appreciation of $27,279,431.
(g)	An amount of U.S. $646,800 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

Country Breakdown*

46.4%	United States
10.0%	United Kingdom
8.5%	Japan
6.0%	Finland
6.0%	Canada
5.3%	Netherlands
4.2%	Germany
2.1%	South Africa
2.0%	New Zealand
1.0%	Australia
0.8%	France
0.8%	Sweden
0.5%	Austria
5.1%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Belgium, Brazil, China, Croatia, Hong Kong, India, Ireland, Italy, Kazakhstan, Lithuania, Luxembourg, Malaysia, Norway, Qatar, Russia, South Korea, Spain, Supranational, Switzerland and United Arab Emirates.

AllianceBernstein Pooling Portfolios

Global Core Bond Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$424,624,193		$	– 0	–	$424,624,193
Corporates - Investment Grades		– 0	–	322,245,390			– 0	–	322,245,390
Mortgage Pass-Throughs		– 0	–	127,135,158			– 0	–	127,135,158
Asset-Backed Securities		– 0	–	65,035,635			6,824,536		71,860,171
Governments - Sovereign Agencies		– 0	–	61,167,356			– 0	–	61,167,356
Commercial Mortgage-Backed Securities		– 0	–	33,218,527			11,946,157		45,164,684
Agencies		– 0	–	40,540,065			– 0	–	40,540,065
Quasi-Sovereigns		– 0	–	15,524,017			– 0	–	15,524,017
Covered Bonds		– 0	–	11,913,315			– 0	–	11,913,315
Governments - Sovereign Bonds		– 0	–	7,390,001			– 0	–	7,390,001
Local Governments - Municipal Bonds		– 0	–	4,297,174			– 0	–	4,297,174
Supranationals		– 0	–	3,244,403			– 0	–	3,244,403
Collateralized Mortgage Obligations		– 0	–	– 0	–		2,299,746		2,299,746
Short-Term Investments		15,186,563		– 0	–		– 0	–	15,186,563

Total Investments in Securities		15,186,563		1,116,335,234			21,070,439		1,152,592,236
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	17,213,849			– 0	–	17,213,849
Liabilities:
Futures Contracts		(590,792)		– 0	–		– 0	–	(590,792)
Forward Currency Exchange Contracts		– 0	–	(1,978,606)			– 0	–	(1,978,606)

Total		$14,595,771		$1,131,570,477			$21,070,439		$1,167,236,687

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/11	$8,643,573		$18,537,925		$9,320,078
Accrued discounts/(premiums)	458		(62,154)		127
Realized gain (loss)	(378,298)		431,694		(5,657,236)
Change in unrealized appreciation/depreciation	388,683		(42,355)		6,169,699
Purchases	1,407,710		– 0	–	– 0	–
Sales	(3,237,590)		(6,918,953)		(7,820,244)
Transfers in to Level 3	– 0	–	– 0	–	287,322
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/12	$6,824,536		$11,946,157		$2,299,746

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$388,683		$326,495		$(53,194)

	Total
Balance as of 8/31/11	$36,501,576
Accrued discounts/(premiums)	(61,569)
Realized gain (loss)	(5,603,840)
Change in unrealized appreciation/depreciation	6,516,027
Purchases	1,407,710
Sales	(17,976,787)
Transfers in to Level 3	287,322
Transfers out of Level 3	– 0	–

Balance as of 5/31/12	$21,070,439

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$661,984

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at May 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 5/31/2012	Valuation Technique	Unobservable Input	Range
Commercial Mortgage-Backed Securities	$11,946,157	Discounted Cash Flow	Yield	4.009-4.625%
			Spread over Benchmark	303-425

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the dealer quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized dealers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the dealers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged. In the future, as markets become more liquid and thus typically more observable, it is possible that these markets may be adjusted to Level 2.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 98.0%
United States - 98.0%
U.S. Treasury Inflation Index
0.125%, 1/15/22 (TIPS) (a)	U.S.$	31,647	$33,701,892
0.625%, 7/15/21 (TIPS) (a)		81,434	91,358,461
1.125%, 1/15/21 (TIPS) (a)		13,797	16,018,167
1.25%, 7/15/20 (TIPS) (a)		63,484	74,460,385
1.375%, 7/15/18 (TIPS) (a)		6,955	8,018,217
1.375%, 1/15/20 (TIPS)		41,923	49,226,491
1.625%, 1/15/15 (TIPS) (a)		47,190	50,503,965
1.625%, 1/15/18 (TIPS)		54,089	62,325,062
1.875%, 7/15/13-7/15/19 (TIPS)		111,912	123,316,951
1.875%, 7/15/15 (TIPS) (a)		63,215	69,279,464
2.00%, 7/15/14 (TIPS) (a)		101,463	108,312,137
2.125%, 1/15/19 (TIPS) (a)		26,581	32,192,587
2.375%, 1/15/17 (TIPS) (a)(b)		34,941	40,662,687
2.375%, 1/15/25 (TIPS)		1,217	1,621,960
2.50%, 7/15/16 (TIPS) (a)		16,023	18,509,430
2.625%, 7/15/17 (TIPS) (a)		21,865	26,173,122

Total Inflation-Linked Securities (cost $747,946,940)			805,680,978

CORPORATES - INVESTMENT GRADES - 19.8%
Industrial - 10.2%
Basic - 0.8%
Alcoa, Inc.
5.40%, 4/15/21		1,205	1,242,567
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		980	1,006,787
ArcelorMittal
6.125%, 6/01/18		769	774,921
Dow Chemical Co. (The)
5.25%, 11/15/41		945	1,016,233
8.55%, 5/15/19		637	842,555
Eastman Chemical Co.
2.40%, 6/01/17		537	539,266
3.60%, 8/15/22		205	204,462
Teck Resources Ltd.
4.75%, 1/15/22		710	758,547

			6,385,338

Capital Goods - 0.5%
CRH Finance BV
7.375%, 5/28/14	EUR	1,100	1,502,376
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	1,675	1,930,809
United Technologies Corp.
3.10%, 6/01/22		628	652,098

			4,085,283

Communications - Media - 2.0%
CBS Corp.
3.375%, 3/01/22		1,309	1,303,036

	Principal Amount (000)		U.S. $ Value
5.75%, 4/15/20	U.S.$	1,755	$2,056,170
Comcast Corp.
5.15%, 3/01/20		1,745	2,037,724
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		1,330	1,333,169
4.60%, 2/15/21		660	705,813
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(d)		606	639,330
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22		199	198,828
News America, Inc.
6.15%, 3/01/37-2/15/41		1,584	1,802,824
Omnicom Group, Inc.
3.625%, 5/01/22		703	714,998
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,340	1,711,153
Time Warner Cable, Inc.
7.50%, 4/01/14		1,435	1,598,373
Virgin Media Secured Finance PLC
5.25%, 1/15/21		428	478,866
WPP Finance 2010
4.75%, 11/21/21 (d)		1,737	1,827,562

			16,407,846

Communications - Telecommunications - 1.6%
American Tower Corp.
5.05%, 9/01/20		1,355	1,423,829
AT&T, Inc.
5.35%, 9/01/40		1,397	1,574,296
British Telecommunications PLC
5.95%, 1/15/18		253	293,538
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (d)		1,777	1,701,051
Koninklijke KPN NV
5.00%, 11/13/12	EUR	1,185	1,490,455
Telecom Italia Capital SA
6.375%, 11/15/33	U.S.$	1,165	932,000
Telefonica Emisiones SAU
5.462%, 2/16/21		835	745,775
United States Cellular Corp.
6.70%, 12/15/33		835	877,387
Verizon Communications, Inc.
7.35%, 4/01/39		1,510	2,152,934
Vodafone Group PLC
6.15%, 2/27/37		1,660	2,104,737

			13,296,002

Consumer Cyclical - Automotive - 0.2%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (d)		1,640	1,788,046

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		1,495	1,741,543

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.4%
Carnival PLC
4.25%, 11/27/13	EUR	1,225	$1,560,036
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	U.S.$	1,700	1,753,452

			3,313,488

Consumer Cyclical - Retailers - 0.3%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		2,025	2,113,138

Consumer Non-Cyclical - 0.4%
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,727,953
Delhaize Group SA
5.875%, 2/01/14		1,515	1,602,028

			3,329,981

Energy - 2.0%
Anadarko Petroleum Corp.
5.95%, 9/15/16		1,750	1,984,294
Encana Corp.
3.90%, 11/15/21		2,060	2,053,515
Marathon Petroleum Corp.
3.50%, 3/01/16		230	242,364
5.125%, 3/01/21		1,245	1,382,261
Nabors Industries, Inc.
9.25%, 1/15/19		1,064	1,403,044
Noble Energy, Inc.
8.25%, 3/01/19		1,370	1,768,970
Phillips 66
4.30%, 4/01/22 (d)		2,075	2,161,432
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (d)		2,065	2,013,038
Southwestern Energy Co.
4.10%, 3/15/22 (d)		568	575,742
Valero Energy Corp.
6.125%, 2/01/20		998	1,163,800
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		1,860	2,010,193

			16,758,653

Technology - 1.0%
Agilent Technologies, Inc.
5.00%, 7/15/20		249	285,770
Hewlett-Packard Co.
4.65%, 12/09/21		778	806,452
Intel Corp.
4.80%, 10/01/41		1,130	1,262,722
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,918,715
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2,038	2,057,000

	Principal Amount (000)		U.S. $ Value
Xerox Corp.
8.25%, 5/15/14	U.S.$	1,425	$1,597,610

			7,928,269

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.75%, 12/15/16		1,615	1,796,646

Transportation - Railroads - 0.2%
CSX Corp.
4.75%, 5/30/42		1,970	2,011,963

Transportation - Services - 0.4%
Asciano Finance Ltd.
5.00%, 4/07/18 (d)		950	992,943
Ryder System, Inc.
3.15%, 3/02/15		1,105	1,143,180
5.85%, 11/01/16		630	724,034

			2,860,157

			83,816,353

Financial Institutions - 6.3%
Banking - 3.4%
Bank of America Corp.
3.875%, 3/22/17		1,325	1,320,635
5.625%, 7/01/20		705	730,154
Bank of Scotland PLC
5.625%, 5/23/13	EUR	1,190	1,523,697
Barclays Bank PLC
5.125%, 1/08/20	U.S.$	790	847,133
5.45%, 9/12/12		665	673,239
Capital One Financial Corp.
7.375%, 5/23/14		1,445	1,590,025
Citigroup, Inc.
4.50%, 1/14/22		1,940	1,990,102
5.50%, 4/11/13		865	888,298
DNB Bank ASA
3.20%, 4/03/17 (d)		2,070	2,091,069
Fifth Third Bancorp
3.50%, 3/15/22		797	809,448
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		2,120	2,175,018
6.00%, 6/15/20		685	719,205
HSBC Holdings PLC
4.00%, 3/30/22		810	824,470
5.10%, 4/05/21		1,130	1,250,017
JPMorgan Chase & Co.
4.40%, 7/22/20		715	749,327
4.50%, 1/24/22		2,075	2,213,643
Macquarie Group Ltd.
7.625%, 8/13/19 (d)		1,470	1,592,301
Morgan Stanley
5.50%, 7/24/20-7/28/21		2,413	2,259,803
National Capital Trust II
5.486%, 3/23/15 (d)		1,090	1,036,077
Royal Bank of Scotland PLC (The)
3.25%, 1/11/14		980	978,591

	Principal Amount (000)		U.S. $ Value
UBS AG/Stamford CT
5.875%, 7/15/16	U.S.$	1,610	$1,689,693

			27,951,945

Finance - 0.3%
SLM Corp.
7.25%, 1/25/22		1,075	1,052,193
Series A
5.375%, 1/15/13		925	940,542

			1,992,735

Insurance – 2.1%
Allstate Corp. (The)
6.125%, 5/15/37		1,145	1,083,456
American International Group, Inc.
6.40%, 12/15/20		1,660	1,862,566
Genworth Financial, Inc.
6.515%, 5/22/18		792	755,367
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		1,330	1,355,152
6.10%, 10/01/41		760	740,001
Humana, Inc.
7.20%, 6/15/18		1,520	1,839,767
Lincoln National Corp.
8.75%, 7/01/19		550	698,633
Markel Corp.
7.125%, 9/30/19		1,628	1,916,286
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1,585	1,696,164
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (d)		1,410	1,853,349
Swiss Re Capital I LP
6.854%, 5/25/16 (d)		1,815	1,671,038
XL Group PLC
5.25%, 9/15/14		1,590	1,679,787

			17,151,566

REITS - 0.5%
HCP, Inc.
5.375%, 2/01/21		1,877	2,096,160
Health Care REIT, Inc.
5.25%, 1/15/22		1,945	2,092,297

			4,188,457

			51,284,703

Utility - 2.9%
Electric - 1.0%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (d)		1,355	1,475,098
Constellation Energy Group, Inc.
5.15%, 12/01/20		615	678,042
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		1,680	2,129,114
Nisource Finance Corp.
6.15%, 3/01/13		695	720,053

	Principal Amount (000)		U.S. $ Value
Ohio Power Co.
Series F
5.50%, 2/15/13	U.S.$	350	$360,971
Pacific Gas & Electric Co.
4.50%, 12/15/41		800	859,221
TECO Finance, Inc.
4.00%, 3/15/16		1,680	1,803,534

			8,026,033

Natural Gas - 1.9%
DCP Midstream LLC
9.75%, 3/15/19 (d)		1,290	1,683,460
Energy Transfer Partners LP
6.125%, 2/15/17		1,645	1,851,569
Enterprise Products Operating LLC
5.20%, 9/01/20		720	821,290
EQT Corp.
8.125%, 6/01/19		1,385	1,657,504
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,439	1,453,219
4.15%, 3/01/22		625	639,567
ONEOK, Inc.
4.25%, 2/01/22		2,025	2,126,404
Spectra Energy Capital LLC
8.00%, 10/01/19		1,395	1,815,128
Talent Yield Investments Ltd.
4.50%, 4/25/22 (d)		2,090	2,093,221
Williams Partners LP
3.80%, 2/15/15		1,660	1,755,860

			15,897,222

			23,923,255

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Abu Dhabi National Energy Co.
4.125%, 3/13/17 (d)		344	356,902
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (d)		1,292	1,393,836
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		1,570	1,675,501

			3,426,239

Total Corporates - Investment Grades (cost $158,539,283)			162,450,550

ASSET-BACKED SECURITIES - 7.4%
Autos - Fixed Rate - 3.4%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14		1,800	1,800,909
Series 2011-4, Class A2
0.92%, 3/09/15		1,067	1,067,718
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,335	1,330,887

	Principal Amount (000)		U.S. $ Value
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16	U.S.$	825	$823,773
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (d)		1,491	1,489,833
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13		2,199	2,200,107
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14		3,120	3,166,046
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (d)		1,240	1,245,516
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (d)		1,047	1,047,126
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (d)		2,313	2,315,290
Series 2012-A, Class A2
0.66%, 4/15/14		2,573	2,572,099
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		1,870	1,869,321
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (d)		2,190	2,191,644
Santander Drive Auto Receivables Trust
Series 2012-3, Class A2
0.83%, 4/15/15		2,990	2,990,654
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (d)		1,852	1,853,779

			27,964,702

Credit Cards - Floating Rate - 1.9%
American Express Credit Account Master Trust
Series 2007-8, Class A
0.539%, 5/15/15 (e)		3,676	3,679,367
Series 2011-1, Class A
0.409%, 4/17/17 (e)		3,350	3,353,700
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.789%, 1/15/17 (e)		1,495	1,504,094
Series 2011-2, Class A
0.719%, 5/15/19 (e)		2,625	2,638,496
Penarth Master Issuer PLC
Series 2010-2A, Class A2
0.99%, 12/18/14 (d)(e)		1,700	1,703,658
Series 2012-1A, Class A1
0.81%, 3/18/14 (d)(e)		2,401	2,402,719

			15,282,034

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 1.6%
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A
0.709%, 1/15/16 (e)	U.S.$	3,956	$3,968,565
GE Dealer Floorplan Master Note Trust
Series 2012-2, Class A
0.989%, 4/22/19 (e)		3,340	3,339,997
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.489%, 11/17/14 (d)(e)		2,075	2,081,404
Nissan Master Owner Trust Receivables
Series 2012-A, Class A
0.71%, 5/15/17 (e)		3,836	3,836,113

			13,226,079

Other ABS - Fixed Rate - 0.5%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (d)		1,192	1,190,757
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		1,072	1,075,064
Series 2012-A, Class A3
0.94%, 5/15/17		1,605	1,607,484
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		707	707,682

			4,580,987

Total Asset-Backed Securities (cost $61,021,866)			61,053,802

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.0%
Non-Agency Fixed Rate CMBS - 4.1%
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		3,350	3,739,193
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		3,780	4,122,468
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		4,045	4,161,655
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		2,255	2,508,798
Series 2007-CB19, Class A4
5.735%, 2/12/49		3,525	3,958,332
Series 2007-LD11, Class A4
5.817%, 6/15/49		3,805	4,108,452
Series 2010-C2, Class A1
2.749%, 11/15/43 (d)		1,692	1,745,003

	Principal Amount (000)		U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.87%, 6/15/38	U.S.$	3,220	$3,635,924
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		2,025	2,044,056
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		3,265	3,677,347

			33,701,228

Non-Agency Floating Rate CMBS - 0.5%
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.813%, 5/15/46 (e)		3,835	4,245,227

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		3,115	3,298,511

Total Commercial Mortgage-Backed Securities (cost $39,823,575)			41,244,966

MORTGAGE PASS-THROUGHS - 4.0%
Agency Fixed Rate 30-Year - 3.5%
Federal National Mortgage Association
3.50%, 12/01/41		9,706	10,198,453
6.00%, 10/01/40		16,520	18,172,810

			28,371,263

Agency ARMs - 0.5%
Federal Home Loan Mortgage Corp.
4.075%, 5/01/38 (f)		1,453	1,519,435
5.156%, 11/01/35 (e)		2,748	2,893,629

			4,413,064

Total Mortgage Pass-Throughs (cost $32,518,009)			32,784,327

AGENCIES - 1.0%
Agency Subordinated - 1.0%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22 (cost $7,887,414)		7,932	8,162,885

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (d)		1,083	1,066,755

	Principal Amount (000)		U.S. $ Value
Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (d)	U.S.$	1,328	$1,447,520

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (d)		1,500	1,718,736

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (d)		2,070	2,079,642

United Arab Emirates - 0.2%
IPIC GMTN Ltd.
3.75%, 3/01/17 (d)		1,695	1,731,019

Total Quasi-Sovereigns (cost $7,973,721)			8,043,672

CORPORATES - NON-INVESTMENT GRADES - 0.8%
Industrial - 0.7%
Basic - 0.1%
LyondellBasell Industries NV
5.75%, 4/15/24 (d)		1,087	1,127,664

Capital Goods - 0.3%
Ball Corp.
5.00%, 3/15/22		1,250	1,262,500
BE Aerospace, Inc.
5.25%, 4/01/22		1,245	1,257,450

			2,519,950

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22 (d)		830	828,963
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.375%, 3/15/22 (a)(d)		1,245	1,201,425

			2,030,388

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		596	610,900

			6,288,902

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		669	693,038

Total Corporates - Non-Investment Grades (cost $6,940,444)			6,981,940

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Australia - 0.3%
Suncorp-Metway Ltd.
1.967%, 7/16/12 (d)(e) (cost $2,604,509)	U.S.$	2,600	$2,604,774

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.1%
Republic of Indonesia
5.25%, 1/17/42 (d)		1,025	1,013,469

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (d)		1,445	1,551,207

Total Governments - Sovereign Bonds (cost $2,436,543)			2,564,676

BANK LOANS - 0.1%
Industrial - 0.1%
Technology - 0.1%
Lawson Software, Inc. (fka Soft Brands, Inc.)
6.25%, 4/05/18 (e) (cost $1,089,257)		1,100	1,097,844

	Shares
SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (g)		11,501,414	11,501,414

Total Investments - 139.1% (cost $1,080,282,975) (h)			$1,144,171,828
Other assets less liabilities - (39.1)% (i)			(321,897,322)

Net Assets - 100.0%			$822,274,506

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr Futures	138	September 2012	$20,299,755	$20,661,188	$(361,433)
U.S. T-Note 5 Yr Futures	432	September 2012	53,479,149	53,649,000	(169,851)
U.S. T-Note 10 Yr Futures	116	September 2012	15,390,831	15,536,750	(145,919)

					$(677,203)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Euro settling 6/21/12	4,311	$5,585,095	$5,330,854	$(254,241)
Indian Rupee settling 6/15/12 (1)	203,477	3,822,606	3,611,296	(211,310)
Norwegian Krone settling 7/12/12	46,306	7,736,376	7,561,644	(174,732)
Royal Bank of Scotland PLC:
Mexican Peso settling 6/14/12	53,384	4,051,024	3,715,955	(335,069)
State Strret Bank and Trust Co.:
Euro settling 6 /21/12	6,294	7,883,751	7,782,574	(101,177)
UBS AG:
Mexican Peso settling 6/14/12	55,980	4,135,313	3,896,610	(238,703)
Sale Contracts
Barclays Bank PLC Wholesale:
Indian Rupee settling 6/15/12 (1)	203,477	3,763,568	3,611,297	152,271
Credit Suisse London Branch (GFX):
Euro settling 6/21/12	21,991	28,624,054	27,194,472	1,429,582

				$266,621

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

INTEREST RATE SWAP TRANSACTIONS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	9,300	4/24/22	3 Month CDOR	2.55%	$413,396
Barclays Bank PLC		$33,270	6/7/13	0.627%	3 Month LIBOR	(84,834)
Barclays Bank PLC		50,940	11/17/13	1.059%	3 Month LIBOR	(354,065)
Barclays Bank PLC		7,590	1/17/22	2.05%	3 Month LIBOR	(258,704)
JPMorgan Chase Bank, NA		8,040	5/17/21	3.268%	3 Month LIBOR	(1,094,884)
JPMorgan Chase Bank, NA		7,230	4/26/22	2.081%	3 Month LIBOR	(213,555)
Morgan Stanley Capital Services Inc.		46,600	3/12/14	0.563%	3 Month LIBOR	29,550
Morgan Stanley Capital Services Inc.		3,990	3/6/42	2.804%	3 Month LIBOR	(336,581)
Morgan Stanley Capital Services Inc.		5,480	2/21/42	2.813%	3 Month LIBOR	(483,697)

						$(2,383,374)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity		U.S. $ Value at May 31, 2012
Bank of America+	0.19%	– 0	–	$51,790,517
Bank of America	0.24%	6/11/12		28,288,740
Bank of America	0.24%	7/10/12		29,246,672
Bank of America	0.25%	7/17/12		50,950,379
Barclays+	0.18%	– 0	–	39,200,366
Barclays	0.23%	6/18/12		4,099,104
Barclays	0.23%	7/11/12		6,003,704
Barclays	0.23%	8/13/12		39,688,701
Goldman	0.23%	7/05/12		17,838,506
ING+	0.00%	– 0	–	1,207,500
Warburg	0.17%	7/09/12		12,239,696
Warburg+	0.17%	– 0	–	10,140,704
Warburg	0.20%	8/06/12		32,536,491

				$323,231,080

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2012

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $468,813,693.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $3,550,625.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2012.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate market value of these securities amounted to $62,583,398 or 7.6% of net assets.
(e)	Floating Rate Security. Stated interest rate was in effect at May 31, 2012.
(f)	Variable rate coupon, rate shown as of May 31, 2012.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,575,319 and gross unrealized depreciation of investments was $(1,686,466), resulting in net unrealized appreciation of $63,888,853.
(i)	An amount of U.S. 794,800 has been segregated to collateralize margin requirements for the open futures contractsat May 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDOR	-	Canadian Dealer Offered Rate
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$805,680,978		$	– 0	–	$805,680,978
Corporates - Investment Grades		– 0	–	162,450,550			– 0	–	162,450,550
Asset-Backed Securities		– 0	–	53,132,818			7,920,984		61,053,802
Commercial Mortgage-Backed Securities		– 0	–	28,932,955			12,312,011		41,244,966
Mortgage Pass-Throughs		– 0	–	32,784,327			– 0	–	32,784,327
Agencies		– 0	–	8,162,885			– 0	–	8,162,885
Quasi-Sovereigns		– 0	–	8,043,672			– 0	–	8,043,672
Corporates - Non-Investment Grades		– 0	–	6,981,940			– 0	–	6,981,940
Governments - Sovereign Agencies		– 0	–	2,604,774			– 0	–	2,604,774
Governments - Sovereign Bonds		– 0	–	2,564,676			– 0	–	2,564,676
Bank Loans		– 0	–	– 0	–		1,097,844		1,097,844
Short-Term Investments		11,501,414		– 0	–		– 0	–	11,501,414

Total Investments in Securities		11,501,414		1,111,339,575			21,330,839		1,144,171,828
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	1,581,853			– 0	–	1,581,853
Interest Rate Swap Contracts		– 0	–	442,946			– 0	–	442,946
Liabilities:
Futures Contracts		(677,203)		– 0	–		– 0	–	(677,203)
Forward Currency Exchange Contracts		– 0	–	(1,315,232)			– 0	–	(1,315,232)
Interest Rate Swap Contracts		– 0	–	(2,826,320)			– 0	–	(2,826,320)

Total		$10,824,211		$1,109,222,822			$21,330,839		$1,141,377,872

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Bank Loans
Balance as of 8/31/11	$1,473,812		$4,871,181		$	– 0	–
Accrued discounts/(premiums)	19		(15,647)			106
Realized gain (loss)	15		(49,937)			– 0	–
Change in unrealized appreciation/depreciation	(1,480)		(49,017)			8,587
Purchases	6,843,730		12,400,564			1,089,151
Sales	(395,112)		(4,845,133)			– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 5/31/12	$7,920,984		$12,312,011			$1,097,844

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$(1,480)		$(55,074)			$8,587

	Total
Balance as of 8/31/11	$6,344,993
Accrued discounts/(premiums)	(15,522)
Realized gain (loss)	(49,922)
Change in unrealized appreciation/depreciation	(41,910)
Purchases	20,333,445
Sales	(5,240,245)
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 5/31/12	$21,330,839

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$(47,967)

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at May 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 5/31/2012	Valuation Technique	Unobservable Input	Range
Commercial Mortgage-Backed Securities	$12,312,011	Discounted Cash Flow	Yield	3.032%-4.009%
			Spread over Benchmark	205-303
		Consensus Pricing	Offered Quotes	110.696912

Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations

Within the non-Agency Mortgage Backed (RMBS and CMO) as well as the non-Credit Card or non-Auto Loan backed Asset Backed Securities, due to the relative illiquidity of these markets, the inability of the Fund to observe trading activity in the markets, and the dealer quotes not being indicative to trade, the Fund has determined securities in these sectors generally warrant a Level 3 classification.

Because of the wide range of spreads and relatively low trading activity of similar securities, the Fund’s Valuation Committee engages in a regular review process of such securities which meets as often as daily, and involves (as needed) participation from the Mortgage Trading Desk, Fixed Income Research, Risk, Pricing Group, Fund Accounting and Legal. The Fund’s Pricing Group gathers prices from Pricing Direct and IDC (and other vendors as deemed appropriate over time) and from major recognized dealers who make a market in these instruments. The Fund’s trading desk reports on trading activity and engages in dialogue with the trading personnel at the dealers. This review covers the entire portfolio of securities in this sector.

Because the Fund has declared these instruments as Level 3 (due to wide spreads, low quality ratings, and relatively low trading activity), significant inputs (including Constant Prepayment Rate (“CPR”), Loss Severity, and Probability of Default) generally considered observable are deemed unobservable in these asset classes. The Fund’s Valuation Committee periodically reviews these asset classes (as a standing practice) to confirm that the status remains unchanged. In the future, as markets become more liquid and thus typically more observable, it is possible that these markets may be adjusted to Level 2.

The significant unobservable inputs used in the fair value measurement of the Fund’s Collateralized Mortgage Obligation Securities are CPR, Loss Severity, and Probability of Default. On non-evaluated assets, broker quotes are used when other market information not available to produce an evaluation and are considered non-observable. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

AllianceBernstein Pooling Portfolios

Volatility Management

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 31.2%
Information Technology - 5.2%
Communications Equipment - 0.5%
Cisco Systems, Inc.	198,500	$3,241,505
F5 Networks, Inc. (a)	3,000	310,440
Harris Corp.	4,200	167,076
JDS Uniphase Corp. (a)	8,400	85,260
Juniper Networks, Inc. (a)	19,400	333,680
Motorola Solutions, Inc.	10,800	519,264
QUALCOMM, Inc.	62,100	3,558,951

		8,216,176

Computers & Peripherals - 1.5%
Apple, Inc. (a)	34,560	19,966,349
Dell, Inc. (a)	56,400	695,412
EMC Corp./MA (a)	75,300	1,795,905
Hewlett-Packard Co.	73,300	1,662,444
Lexmark International, Inc. - Class A (b)	2,600	65,026
NetApp, Inc. (a)	13,200	392,832
SanDisk Corp. (a)	8,900	291,030
Western Digital Corp. (a)	8,600	269,954

		25,138,952

Electronic Equipment & Instruments & Components - 0.1%
Amphenol Corp. - Class A	6,100	324,459
Corning, Inc.	58,000	753,420
FLIR Systems, Inc.	5,700	121,581
Jabil Circuit, Inc. (b)	6,700	128,171
Molex, Inc.	5,000	115,350
TE Connectivity Ltd.	15,600	490,152

		1,933,133

Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	6,600	193,644
eBay, Inc. (a)	42,400	1,661,656
Google, Inc. - Class A (a)	9,250	5,372,955
VeriSign, Inc. (a)	5,800	221,734
Yahoo!, Inc. (a)	45,800	697,992

		8,147,981

IT Services - 1.0%
Accenture PLC	23,700	1,353,270
Automatic Data Processing, Inc.	18,000	938,700
Cognizant Technology Solutions Corp. - Class A (a)	11,200	652,400
Computer Sciences Corp. (b)	5,700	151,848
Fidelity National Information Services, Inc.	8,900	291,742
Fiserv, Inc. (a)	5,200	350,636
International Business Machines Corp.	43,600	8,410,440
Mastercard, Inc. - Class A	3,780	1,536,608
Paychex, Inc.	11,900	356,643
SAIC, Inc. (b)	10,200	113,322
Teradata Corp. (a)	6,200	412,176
Total System Services, Inc.	5,900	137,293

Company	Shares	U.S. $ Value
Visa, Inc. - Class A	18,800	$2,165,760
Western Union Co. (The) - Class W	22,800	373,920

		17,244,758

Office Electronics - 0.0%
Xerox Corp.	51,200	369,664

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. (a)	21,600	131,328
Altera Corp.	11,800	394,238
Analog Devices, Inc.	11,000	400,070
Applied Materials, Inc.	48,200	497,906
Broadcom Corp. - Class A (a)	17,900	579,065
Intel Corp.	188,000	4,857,920
KLA-Tencor Corp.	6,100	279,563
Linear Technology Corp. (b)	8,400	243,768
LSI Corp.(a)	20,800	138,320
Microchip Technology, Inc. (b)	7,000	217,140
Micron Technology, Inc. (a)	36,400	212,576
Novellus Systems, Inc. (a)	2,600	108,758
NVIDIA Corp. (a)	22,500	279,675
Teradyne, Inc. (a)	6,700	96,815
Texas Instruments, Inc.	42,200	1,201,856
Xilinx, Inc.	9,700	310,109

		9,949,107

Software - 1.0%
Adobe Systems, Inc. (a)	18,100	562,005
Autodesk, Inc. (a)	8,300	265,766
BMC Software, Inc. (a)	6,200	262,384
CA, Inc.	13,600	338,232
Citrix Systems, Inc. (a)	6,900	504,252
Electronic Arts, Inc. (a)	12,200	166,164
Intuit, Inc.	11,000	618,530
Microsoft Corp.	276,500	8,071,035
Oracle Corp.	145,300	3,846,091
Red Hat, Inc. (a)	7,100	364,798
Salesforce.com, Inc. (a)	5,000	693,100
Symantec Corp. (a)	27,200	403,648

		16,096,005

		87,095,776

Financials - 3.3%
Capital Markets - 0.5%
Ameriprise Financial, Inc.	8,300	397,736
Bank of New York Mellon Corp. (The)	44,700	910,092
BlackRock, Inc. - Class A	4,640	792,512
Charles Schwab Corp. (The)	39,800	495,908
E*Trade Financial Corp. (a)	9,300	78,957
Federated Investors, Inc. - Class B (b)	3,400	68,306
Franklin Resources, Inc.	5,400	576,666
Goldman Sachs Group, Inc. (The)	18,200	1,741,740
Invesco Ltd.	16,600	361,050
Legg Mason, Inc.	4,500	114,525

Company	Shares	U.S. $ Value
Morgan Stanley	54,800	$732,128
Northern Trust Corp.	8,900	384,302
State Street Corp.	18,100	745,901
T Rowe Price Group, Inc.	9,300	535,587

		7,935,410

Commercial Banks - 0.8%
BB&T Corp.	25,700	776,654
Comerica, Inc.	7,300	222,066
Fifth Third Bancorp	33,900	452,565
First Horizon National Corp.	9,700	82,256
Huntington Bancshares, Inc./OH	31,900	208,626
KeyCorp	35,100	263,250
M&T Bank Corp.	4,600	374,072
PNC Financial Services Group, Inc.	19,400	1,191,548
Regions Financial Corp.	46,400	291,856
SunTrust Banks, Inc.	19,800	453,816
US Bancorp	70,400	2,190,144
Wells Fargo & Co.	194,700	6,240,135
Zions Bancorporation	6,800	129,404

		12,876,392

Consumer Finance - 0.2%
American Express Co.	37,300	2,082,459
Capital One Financial Corp.	20,385	1,047,177
Discover Financial Services	20,300	672,133
SLM Corp.	18,700	261,239

		4,063,008

Diversified Financial Services - 0.7%
Bank of America Corp.	396,402	2,913,555
Citigroup, Inc.	107,900	2,860,429
CME Group, Inc. - Class A	2,500	643,925
IntercontinentalExchange, Inc. (a)	2,700	330,615
JPMorgan Chase & Co.	140,300	4,650,945
Leucadia National Corp.	7,300	148,336
Moody’s Corp.	7,200	263,448
NASDAQ OMX Group, Inc. (The) (a)	4,700	102,836
NYSE Euronext	9,600	233,376

		12,147,465

Insurance - 0.9%
ACE Ltd.	12,400	896,892
Aflac, Inc.	17,200	689,376
Allstate Corp. (The)	18,600	631,284
American International Group, Inc. (a)	16,100	469,798
Aon PLC (b)	11,900	553,350
Assurant, Inc.	3,200	106,816
Berkshire Hathaway, Inc. (a)	64,900	5,150,464
Chubb Corp. (The)	10,300	742,321
Cincinnati Financial Corp. (b)	5,900	212,872
Genworth Financial, Inc. - Class A (a)	18,100	94,844
Hartford Financial Services Group, Inc.	16,400	275,848
Lincoln National Corp.	11,100	229,437
Loews Corp.	11,200	435,568
Marsh & McLennan Cos., Inc.	19,800	633,204
MetLife, Inc.	39,000	1,139,190

Company	Shares	U.S. $ Value
Principal Financial Group, Inc.	11,200	$275,072
Progressive Corp. (The)	22,700	493,271
Prudential Financial, Inc.	17,400	808,230
Torchmark Corp.	3,700	172,642
Travelers Cos., Inc. (The)	15,200	949,848
Unum Group	10,700	213,465
XL Group PLC	11,800	240,956

		15,414,748

Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	14,500	940,760
Plum Creek Timber Co., Inc.	5,900	215,350

		1,156,110

Real Estate Management & Development - 0.1%
CapitaLand Ltd.	323,150	633,145
CapitaMalls Asia Ltd.	158,546	172,598
CBRE Group, Inc. (a)	11,900	195,755
Hang Lung Properties Ltd.	228,050	725,566

		1,727,064

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc. (b)	19,400	120,280
People’s United Financial, Inc.	13,300	154,679

		274,959

		55,595,156

Health Care - 3.1%
Biotechnology - 0.4%
Alexion Pharmaceuticals, Inc. (a)	6,940	628,556
Amgen, Inc.	29,300	2,036,936
Biogen Idec, Inc. (a)	9,000	1,176,750
Celgene Corp. (a)	16,400	1,119,300
Gilead Sciences, Inc. (a)	27,700	1,383,615

		6,345,157

Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	20,800	1,052,896
Becton Dickinson and Co.	7,900	577,727
Boston Scientific Corp. (a)	54,700	313,978
CareFusion Corp. (a)	8,200	198,768
Covidien PLC	17,800	921,684
CR Bard, Inc.	3,200	311,008
DENTSPLY International, Inc.	5,200	192,400
Edwards Lifesciences Corp. (a)	4,200	358,554
Intuitive Surgical, Inc. (a)	1,330	695,723
Medtronic, Inc. (b)	38,900	1,433,076
St. Jude Medical, Inc.	11,800	453,356
Stryker Corp.	12,000	617,400
Varian Medical Systems, Inc. (a)	4,200	246,372
Zimmer Holdings, Inc.	6,600	400,290

		7,773,232

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.5%
Aetna, Inc.	13,400	$547,926
AmerisourceBergen Corp. - Class A	9,500	351,405
Cardinal Health, Inc.	12,700	525,526
CIGNA Corp.	10,500	461,055
Coventry Health Care, Inc.	5,300	161,120
DaVita, Inc. (a)	3,500	284,375
Express Scripts Holding Co. (a)	29,583	1,543,937
Humana, Inc.	6,100	465,979
Laboratory Corp. of America Holdings (a)	3,700	308,136
McKesson Corp.	9,100	794,248
Patterson Cos., Inc.	3,200	106,368
Quest Diagnostics, Inc.	5,800	330,020
Tenet Healthcare Corp. (a)	15,100	71,121
UnitedHealth Group, Inc.	39,400	2,197,338
WellPoint, Inc.	12,800	862,592

		9,011,146

Health Care Technology - 0.0%
Cerner Corp. (a)	5,400	420,984

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	12,800	520,448
Life Technologies Corp. (a)(b)	6,600	270,006
PerkinElmer, Inc.	4,100	109,060
Thermo Fisher Scientific, Inc.	14,000	706,720
Waters Corp. (a)	3,300	263,274

		1,869,508

Pharmaceuticals - 1.6%
Abbott Laboratories	57,500	3,552,925
Allergan, Inc./United States	11,300	1,019,825
Bristol-Myers Squibb Co.	62,500	2,083,750
Eli Lilly & Co.	37,600	1,539,720
Forest Laboratories, Inc. (a)	9,800	343,000
Hospira, Inc. (a)	6,000	187,560
Johnson & Johnson	100,900	6,299,187
Merck & Co., Inc.	112,500	4,227,750
Mylan, Inc./PA (a)	15,700	340,219
Perrigo Co.	3,500	363,615
Pfizer, Inc.	283,900	6,208,893
Watson Pharmaceuticals, Inc. (a)	4,700	335,063

		26,501,507

		51,921,534

Industrials - 3.0%
Aerospace & Defense - 0.7%
Boeing Co. (The)	27,500	1,914,275
General Dynamics Corp.	13,200	844,932
Goodrich Corp. (b)	4,600	578,542
Honeywell International, Inc.	28,600	1,591,876
L-3 Communications Holdings, Inc.	3,700	252,303
Lockheed Martin Corp.	9,800	811,440
Northrop Grumman Corp.	9,600	564,000
Precision Castparts Corp.	5,400	897,534
Raytheon Co.	12,800	644,096

Company	Shares	U.S. $ Value
Rockwell Collins, Inc.	5,600	$282,072
Textron, Inc.	10,200	241,026
United Technologies Corp.	33,500	2,482,685

		11,104,781

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	6,100	355,386
Expeditors International of Washington, Inc.	7,800	298,350
FedEx Corp.	11,700	1,042,938
United Parcel Service, Inc. - Class B	35,600	2,667,864

		4,364,538

Airlines - 0.0%
Southwest Airlines Co.	28,700	259,161

Building Products - 0.0%
Masco Corp.	13,200	167,244

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	3,800	110,618
Cintas Corp.	4,000	147,600
Pitney Bowes, Inc. (b)	7,300	99,572
Republic Services, Inc. - Class A	11,600	305,776
RR Donnelley & Sons Co. (b)	6,900	74,244
Stericycle, Inc. (a)	3,200	279,232
Waste Management, Inc. (b)	17,000	551,480

		1,568,522

Construction & Engineering - 0.0%
Fluor Corp. (b)	6,300	295,344
Jacobs Engineering Group, Inc. (a)	4,700	166,944
Quanta Services, Inc. (a)	7,700	173,866

		636,154

Electrical Equipment - 0.2%
Cooper Industries PLC	5,800	408,900
Emerson Electric Co.	27,200	1,272,144
First Solar, Inc. (a)(b)	2,100	26,376
Rockwell Automation, Inc.	5,200	377,052
Roper Industries, Inc.	3,600	364,392

		2,448,864

Industrial Conglomerates - 0.7%
3M Co.	25,900	2,186,219
Danaher Corp.	21,000	1,091,370
General Electric Co.	389,900	7,443,191
Tyco International Ltd.	17,000	903,720

		11,624,500

Industrial Warehouse Distribution - 0.2%
Ascendas Real Estate Investment Trust	211,650	335,451
DCT Industrial Trust, Inc. (b)	25,010	145,558
EastGroup Properties, Inc.	2,830	140,283
First Industrial Realty Trust, Inc. (a)(b)	8,800	104,984
Global Logistic Properties Ltd. (a)	234,515	377,289
Hansteen Holdings PLC	65,163	73,560

Company	Shares	U.S. $ Value
Mapletree Industrial Trust	124,612	$111,068
Mapletree Logistics Trust	185,705	140,048
ProLogis, Inc.	63,735	2,038,245
Segro PLC	75,675	249,294
Warehouses De Pauw SCA	1,040	49,924

		3,765,704

Machinery - 0.5%
Caterpillar, Inc.	23,900	2,094,118
Cummins, Inc.	7,100	688,345
Deere & Co.	15,300	1,130,211
Dover Corp.	6,800	384,608
Eaton Corp.	12,300	524,718
Flowserve Corp.	2,100	215,838
Illinois Tool Works, Inc.	17,800	999,470
Ingersoll-Rand PLC	11,500	475,065
Joy Global, Inc.	3,900	217,854
PACCAR, Inc.	13,200	495,924
Pall Corp.	4,200	233,772
Parker Hannifin Corp.	5,600	457,744
Snap-On, Inc.	2,100	127,071
Stanley Black & Decker, Inc.	6,200	410,750
Xylem, Inc./NY	6,800	172,244

		8,627,732

Mixed Office Industrial - 0.0%
Goodman Group	157,208	517,202

Professional Services - 0.0%
Dun & Bradstreet Corp. (The)	1,800	121,626
Equifax, Inc.	4,400	198,748
Robert Half International, Inc.	5,200	147,784

		468,158

Road & Rail - 0.2%
CSX Corp.	38,700	808,443
Norfolk Southern Corp.	12,400	812,448
Ryder System, Inc.	1,900	82,099
Union Pacific Corp.	17,900	1,994,060

		3,697,050

Trading Companies & Distributors - 0.1%
Fastenal Co. (b)	10,900	482,107
WW Grainger, Inc.	2,300	445,395

		927,502

		50,177,112

Consumer Staples - 3.0%
Beverages - 0.7%
Beam, Inc.	5,700	345,192
Brown-Forman Corp. - Class B (b)	3,700	322,566
Coca-Cola Co. (The)	83,900	6,269,847
Coca-Cola Enterprises, Inc.	11,500	314,640
Constellation Brands, Inc. - Class A (a)	6,400	123,456
Dr Pepper Snapple Group, Inc.	7,900	325,954
Molson Coors Brewing Co. - Class B	5,800	223,010
PepsiCo, Inc.	57,700	3,914,945

		11,839,610

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	16,000	1,382,240
CVS Caremark Corp.	48,100	2,161,614
Kroger Co. (The)	22,000	484,220
Safeway, Inc. (b)	9,800	186,396
Sysco Corp.	21,700	605,647
Wal-Mart Stores, Inc.	64,500	4,245,390
Walgreen Co.	32,800	1,001,056
Whole Foods Market, Inc.	5,900	522,799

		10,589,362

Food Products - 0.5%
Archer-Daniels-Midland Co.	24,600	784,248
Campbell Soup Co. (b)	6,600	209,220
ConAgra Foods, Inc.	15,300	384,795
Dean Foods Co. (a)	6,700	104,788
General Mills, Inc.	23,700	907,236
Hershey Co. (The)	5,600	374,416
HJ Heinz Co. (b)	11,800	626,344
Hormel Foods Corp.	5,000	149,550
JM Smucker Co. (The)	4,200	321,552
Kellogg Co.	9,100	443,898
Kraft Foods, Inc. - Class A	65,200	2,495,204
McCormick & Co., Inc./MD	4,900	276,164
Mead Johnson Nutrition Co. - Class A	7,500	605,550
Sara Lee Corp.	21,800	455,620
Tyson Foods, Inc. - Class A	10,700	207,259

		8,345,844

Household Products - 0.6%
Clorox Co. (The)	4,900	337,120
Colgate-Palmolive Co.	17,900	1,759,570
Kimberly-Clark Corp.	14,600	1,158,510
Procter & Gamble Co. (The)	101,600	6,328,664

		9,583,864

Personal Products - 0.1%
Avon Products, Inc.	15,900	263,145
Estee Lauder Cos., Inc. (The) - Class A	8,200	444,030

		707,175

Tobacco - 0.5%
Altria Group, Inc.	75,900	2,443,221
Lorillard, Inc.	5,000	618,000
Philip Morris International, Inc.	64,200	5,425,542
Reynolds American, Inc.	12,500	523,000

		9,009,763

		50,075,618

Consumer Discretionary - 2.9%
Auto Components - 0.1%
BorgWarner, Inc. (a)	4,100	294,175

Company	Shares	U.S. $ Value
Goodyear Tire & Rubber Co. (The) (a)	9,000	$94,050
Johnson Controls, Inc.	25,100	756,514

		1,144,739

Automobiles - 0.1%
Ford Motor Co.	140,300	1,481,568
Harley-Davidson, Inc.	8,600	414,348

		1,895,916

Distributors - 0.0%
Genuine Parts Co.	5,700	359,100

Diversified Consumer Services - 0.0%
Apollo Group, Inc. - Class A (a)	4,300	136,826
DeVry, Inc.	2,200	60,126
H&R Block, Inc. (b)	10,800	164,916

		361,868

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	16,700	535,903
Chipotle Mexican Grill, Inc. - Class A (a)	1,200	495,684
Darden Restaurants, Inc.	4,900	253,477
International Game Technology	10,900	155,870
Marriott International, Inc./DE - Class A	9,900	383,229
McDonald’s Corp.	37,800	3,377,052
Starbucks Corp.	27,500	1,509,475
Starwood Hotels & Resorts Worldwide, Inc.	7,100	375,235
Wynn Resorts Ltd.	3,000	309,120
Yum! Brands, Inc.	17,000	1,196,120

		8,591,165

Household Durables - 0.1%
DR Horton, Inc.	10,200	169,320
Harman International Industries, Inc.	2,600	101,972
Leggett & Platt, Inc. (b)	5,100	106,029
Lennar Corp. - Class A (b)	5,900	161,011
Newell Rubbermaid, Inc.	10,600	195,040
Pulte Group, Inc. (a)	12,400	116,064
Whirlpool Corp.	2,800	173,264

		1,022,700

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	13,500	2,874,285
Expedia, Inc. (b)	3,500	160,615
NetFlix, Inc. (a)(b)	2,100	133,224
priceline.com, Inc. (a)	1,760	1,100,862
TripAdvisor, Inc. (a)	3,500	150,080

		4,419,066

Leisure Equipment & Products - 0.0%
Hasbro, Inc.	4,200	148,764
Mattel, Inc.	12,500	389,125

		537,889

Company	Shares	U.S. $ Value
Media - 0.9%
Cablevision Systems Corp.	8,100	$92,664
CBS Corp. - Class B	24,100	769,272
Comcast Corp. - Class A	100,600	2,908,346
DIRECTV (a)	26,000	1,155,700
Discovery Communications, Inc. - Class A (a)	9,700	485,970
Gannett Co., Inc.	8,800	114,928
Interpublic Group of Cos., Inc. (The)	17,000	176,630
McGraw-Hill Cos., Inc. (The)	10,200	442,476
News Corp. - Class A	81,000	1,555,200
Omnicom Group, Inc. (b)	10,200	486,336
Scripps Networks Interactive, Inc. - Class A	3,600	197,172
Time Warner Cable, Inc. - Class A	11,800	889,720
Time Warner, Inc.	36,900	1,271,943
Viacom, Inc. - Class B	20,400	973,692
Walt Disney Co. (The)	66,300	3,030,573
Washington Post Co. (The) - Class B (b)	200	69,764

		14,620,386

Multiline Retail - 0.2%
Big Lots, Inc. (a)	2,400	88,200
Dollar Tree, Inc. (a)	4,400	453,992
Family Dollar Stores, Inc.	4,300	291,325
JC Penney Co., Inc. (b)	5,200	136,396
Kohl’s Corp.	9,300	426,126
Macy’s, Inc.	15,500	589,775
Nordstrom, Inc.	6,000	284,220
Sears Holdings Corp. (a)(b)	1,400	69,160
Target Corp.	24,800	1,436,168

		3,775,362

Specialty Retail - 0.5%
Abercrombie & Fitch Co. - Class A	3,200	107,328
AutoNation, Inc. (a)(b)	1,600	57,632
AutoZone, Inc. (a)	860	327,024
Bed Bath & Beyond, Inc. (a)	8,900	643,025
Best Buy Co., Inc. (b)	10,800	202,176
CarMax, Inc. (a)	8,300	234,143
GameStop Corp. - Class A (b)	5,100	97,818
Gap, Inc. (The) (b)	12,800	339,200
Home Depot, Inc. (The)	56,900	2,807,446
Limited Brands, Inc.	9,100	403,676
Lowe’s Cos., Inc.	46,200	1,234,464
O’Reilly Automotive, Inc. (a)	4,800	459,792
Ross Stores, Inc.	8,500	537,455
Staples, Inc.	25,800	339,012
Tiffany & Co.	4,700	260,333
TJX Cos., Inc.	27,800	1,180,388
Urban Outfitters, Inc. (a)	4,100	114,677

		9,345,589

Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	10,800	728,460
Fossil, Inc. (a)	1,929	141,126
NIKE, Inc. - Class B	13,700	1,482,066

Company	Shares	U.S. $ Value
Ralph Lauren Corp.	2,400	$357,120
VF Corp.	3,200	451,328

		3,160,100

		49,233,880

Energy - 2.8%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	16,100	671,853
Cameron International Corp. (a)	9,000	411,210
Diamond Offshore Drilling, Inc.	2,600	151,268
FMC Technologies, Inc. (a)	8,800	354,112
Halliburton Co.	33,900	1,019,034
Helmerich & Payne, Inc.	4,000	181,200
Nabors Industries Ltd. (a)	10,600	143,630
National Oilwell Varco, Inc.	15,700	1,047,975
Noble Corp. (a)	9,300	290,811
Rowan Cos. PLC (a)(b)	4,600	138,000
Schlumberger Ltd.	49,600	3,137,200

		7,546,293

Oil, Gas & Consumable Fuels - 2.3%
Alpha Natural Resources, Inc. (a)	8,100	84,888
Anadarko Petroleum Corp.	18,400	1,122,400
Apache Corp.	14,200	1,155,596
Cabot Oil & Gas Corp.	7,700	250,558
Chesapeake Energy Corp. (b)	24,300	410,670
Chevron Corp.	73,600	7,235,616
ConocoPhillips	49,000	2,555,840
Consol Energy, Inc.	8,300	233,064
Denbury Resources, Inc. (a)	14,600	220,752
Devon Energy Corp.	14,900	886,848
EOG Resources, Inc.	10,000	993,000
EQT Corp.	5,500	255,090
Exxon Mobil Corp.	174,510	13,721,721
Hess Corp.	11,000	480,700
Kinder Morgan, Inc./Delaware	13,850	473,532
Marathon Oil Corp.	25,900	645,169
Marathon Petroleum Corp.	13,100	472,517
Murphy Oil Corp.	7,100	331,002
Newfield Exploration Co. (a)	4,800	143,808
Noble Energy, Inc.	6,500	548,990
Occidental Petroleum Corp.	30,000	2,378,100
Peabody Energy Corp.	10,000	233,600
Phillips 66 (a)	24,500	735,735
Pioneer Natural Resources Co.	4,500	435,150
QEP Resources, Inc.	6,500	171,080
Range Resources Corp.	5,800	333,152
Southwestern Energy Co. (a)	12,800	358,784
Spectra Energy Corp.	24,000	689,040
Sunoco, Inc.	3,900	181,155
Tesoro Corp. (a)	5,200	115,024
Valero Energy Corp.	20,600	434,660
Williams Cos., Inc. (The)	21,700	662,501

Company	Shares	U.S. $ Value
WPX Energy, Inc. (a)	7,200	$105,624

		39,055,366

		46,601,659

Equity:Other - 2.1%
Diversified/Specialty - 1.5%
Affine SA	450	5,828
Alexandria Real Estate Equities, Inc. (b)	6,310	431,983
American Assets Trust, Inc.	4,000	90,360
ANF Immobilier	1,100	47,668
Artis Real Estate Investment Trust	9,650	145,565
Azrieli Group	3,700	84,124
Beni Stabili SpA	97,750	39,368
BioMed Realty Trust, Inc.	15,700	283,385
British Land Co. PLC	90,300	674,330
CA Immobilien Anlagen AG (a)	8,969	84,446
Campus Crest Communities, Inc.	3,100	33,418
Canadian Real Estate Investment Trust	6,850	260,974
CapLease, Inc.	6,750	26,527
City Developments Ltd.	70,100	538,932
Cofinimmo	1,570	163,891
Conwert Immobilien Invest SE (a)	8,294	87,396
Country Garden Holdings Co., Ltd. (a)(b)	358,900	133,534
Cousins Properties, Inc. (b)	10,564	76,483
Crown Castle International Corp. (a)	9,190	501,774
Daejan Holdings PLC	505	21,096
Dexus Property Group	493,930	451,614
DIC Asset AG (a)	3,500	27,950
Digital Realty Trust, Inc. (b)	10,710	757,947
Duke Realty Corp.	26,410	365,514
Dundee Real Estate Investment Trust	8,500	296,432
DuPont Fabros Technology, Inc. (b)	6,340	161,607
Eurobank Properties Real Estate Investment Co.	1,870	5,619
F&C Commercial Property Trust Ltd.	53,183	82,375
Fastighets AB Balder (a)	11,550	49,679
FKP Property Group	91,690	43,293
Fonciere Des Regions	2,820	181,699
Forest City Enterprises, Inc. (a)	15,310	205,001
Gecina SA	1,860	157,995
GPT Group	185,030	584,556
H&R Real Estate Investment Trust	17,550	407,804
Hamborner REIT AG	3,500	31,175
Helical Bar PLC	12,016	31,528
Henderson Land Development Co., Ltd.	119,950	599,344
Hopson Development Holdings Ltd. (b)	71,500	38,544
Hysan Development Co., Ltd.	80,800	320,488
ICADE (a)	2,200	170,248
Inmobiliaria Colonial SA (a)	3,445	5,113
Investors Real Estate Trust	8,560	60,862
Invista Foundation Property Trust Ltd.	36,313	18,609
Iron Mountain, Inc.	6,800	192,780
Kenedix Realty Investment Corp. - Class A	29	95,053
Keppel Land Ltd.	76,450	168,566
Kerry Properties Ltd.	72,850	291,625
Kiwi Income Property Trust	99,300	78,262
Klovern AB	12,740	41,647

Company	Shares	U.S. $ Value
Kungsleden AB	13,900	$75,805
Land Securities Group PLC	79,469	870,804
Lexington Realty Trust	15,730	130,716
London & Stamford Property PLC	55,677	94,535
Mitsubishi Estate Co., Ltd.	105,590	1,636,380
Mitsui Fudosan Co., Ltd.	89,240	1,482,860
Mobimo Holding AG (a)	650	146,237
Morguard Real Estate Investment Trust	4,400	70,504
Mucklow A & J Group PLC	2,468	13,788
New World China Land Ltd.	264,600	93,667
New World Development Co., Ltd	466,450	499,556
Nieuwe Steen Investments NV	6,124	47,124
Nomura Real Estate Holdings, Inc.	7,680	119,695
Picton Property Income Ltd.	35,134	19,929
Premier Investment Corp.	20	73,906
Quintain Estates & Development PLC (a)	52,812	27,758
Shui On Land Ltd. (b)	297,250	115,851
Sino Land Co., Ltd.	300,160	416,094
Soho China Ltd.	211,800	143,908
Sponda Oyj (b)	28,910	105,161
ST Modwen Properties PLC	15,323	38,084
Standard Life Investment Property Income Trust PLC	13,900	13,389
Sumitomo Realty & Development Co., Ltd.	48,190	1,008,571
Sun Hung Kai Properties Ltd.	200,650	2,254,606
Suntec Real Estate Investment Trust	226,950	225,461
TAG Immobilien AG (a)	9,820	97,139
Tokyu Land Corp.	40,320	177,787
Tokyu REIT, Inc.	13	64,899
Top REIT, Inc.	16	89,639
Unibail-Rodamco SE	9,360	1,549,263
Unite Group PLC	16,223	47,251
United Urban Investment Corp. (b)	210	227,021
Vornado Realty Trust	25,620	2,098,790
Wallenstam AB	12,250	106,697
Washington Real Estate Investment Trust	6,690	188,257
Wereldhave Belgium NV	250	22,721
Wereldhave NV	2,220	135,369
Weyerhaeuser Co.	19,800	394,218
Wharf Holdings Ltd.	154,300	805,137
Wihlborgs Fastigheter AB	7,870	102,592
Winthrop Realty Trust (b)	2,500	25,725

		25,510,905

Health Care - 0.5%
Chartwell Seniors Housing Real Estate Investment Trust	14,700	137,770
Extendicare Real Estate Investment Trust	8,550	66,390
HCP, Inc.	56,460	2,305,826
Health Care REIT, Inc.	29,420	1,631,927
Healthcare Realty Trust, Inc. (b)	7,900	172,852
LTC Properties, Inc. (b)	3,100	100,037
Medical Properties Trust, Inc.	13,680	123,120
National Health Investors, Inc.	2,850	137,570
Omega Healthcare Investors, Inc. (b)	10,490	221,444
Primary Health Properties PLC	6,959	33,770
Sabra Health Care REIT, Inc.	3,750	53,925

Company	Shares	U.S. $ Value
Senior Housing Properties Trust (b)	16,580	$342,377
Universal Health Realty Income Trust (b)	1,310	50,632
Ventas, Inc.	39,990	2,352,212

		7,729,852

Triple Net - 0.1%
Agree Realty Corp. (b)	1,100	23,012
Entertainment Properties Trust	4,760	196,445
Getty Realty Corp. (b)	2,550	41,055
National Retail Properties, Inc.	10,400	275,496
Realty Income Corp. (b)	13,570	520,138

		1,056,146

		34,296,903

Retail - 1.3%
Regional Mall - 0.7%
Alexander’s, Inc. (b)	240	93,874
CapitaMall Trust	254,800	357,914
CBL & Associates Properties, Inc.	15,140	264,344
General Growth Properties, Inc.	47,850	801,487
Glimcher Realty Trust	14,180	130,456
Macerich Co. (The)	13,470	768,464
Pennsylvania Real Estate Investment Trust	5,610	71,135
Simon Property Group, Inc.	41,320	6,095,526
Taubman Centers, Inc.	5,900	430,700
Westfield Group	235,580	2,080,671

		11,094,571

Shopping Center/Other Retail - 0.6%
Acadia Realty Trust (b)	4,310	96,415
Aeon Mall Co., Ltd.	9,170	179,432
BWP Trust	53,060	96,015
Calloway Real Estate Investment Trust	10,900	304,991
Capital & Counties Properties PLC	69,815	208,593
Capital Shopping Centres Group PLC (b)	65,773	314,132
Cedar Realty Trust, Inc. (b)	6,900	33,120
CFS Retail Property Trust	215,930	395,434
Charter Hall Retail REIT	30,826	98,453
Citycon OYJ	21,280	58,863
Corio NV	9,543	395,452
Crombie Real Estate Investment Trust	4,650	65,281
DDR Corp.	28,220	391,976
Deutsche Euroshop AG	5,265	194,673
Development Securities PLC	12,463	23,818
Equity One, Inc.	5,830	115,784
Eurocommercial Properties NV	4,140	135,261
Federal Realty Investment Trust	6,480	636,854
First Capital Realty, Inc.	7,330	128,595
Hammerson PLC	72,228	465,491
Immobiliare Grande Distribuzione	12,200	9,317
Inland Real Estate Corp. (b)	9,050	74,391
Japan Retail Fund Investment Corp.	192	302,399
Kimco Realty Corp.	56,380	1,012,021
Kite Realty Group Trust (b)	6,450	30,573
Klepierre	9,650	299,564
Link REIT (The)	229,300	886,731

Company	Shares	U.S. $ Value
Mercialys SA	4,690	$85,118
Primaris Retail Real Estate Investment Trust	8,150	180,383
Ramco-Gershenson Properties Trust	3,930	46,806
Regency Centers Corp.	9,170	401,738
Retail Opportunity Investments Corp. (b)	5,050	60,701
RioCan Real Estate Investment Trust (Toronto)	27,850	719,945
Rouse Properties, Inc. (a)(b)	2,450	31,335
Saul Centers, Inc.	1,490	59,838
Shaftesbury PLC	25,533	199,255
Tanger Factory Outlet Centers	9,240	286,532
Urstadt Biddle Properties, Inc. (b)	2,100	37,380
Vastned Retail NV	1,910	74,239
Weingarten Realty Investors	12,320	315,146
Westfield Retail Trust	311,730	825,375

		10,277,420

		21,371,991

Utilities - 1.0%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	17,800	685,478
Duke Energy Corp.	49,200	1,081,416
Edison International	12,000	539,520
Entergy Corp.	6,500	419,445
Exelon Corp.	31,382	1,160,506
FirstEnergy Corp.	15,400	720,566
NextEra Energy, Inc.	15,600	1,019,304
Northeast Utilities	11,600	417,716
Pepco Holdings, Inc. (b)	8,300	158,198
Pinnacle West Capital Corp.	4,000	197,520
PPL Corp.	21,300	582,981
Progress Energy, Inc.	10,900	597,538
Southern Co. (The)	31,800	1,459,938

		9,040,126

Gas Utilities - 0.0%
AGL Resources, Inc.	4,300	161,164
Oneok, Inc.	3,800	315,362

		476,526

Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The) (a)	23,800	287,742
NRG Energy, Inc. (a)	8,400	128,688

		416,430

Multi-Utilities - 0.4%
Ameren Corp.	8,900	287,559
CenterPoint Energy, Inc.	15,700	317,611
CMS Energy Corp.	9,300	216,690
Consolidated Edison, Inc.	10,800	651,888
Dominion Resources, Inc./VA	21,000	1,093,260
DTE Energy Co.	6,200	352,346
Integrys Energy Group, Inc. (b)	2,900	156,890
NiSource, Inc.	10,300	258,427
PG&E Corp.	15,000	655,500
Public Service Enterprise Group, Inc.	18,600	580,134
SCANA Corp. (b)	4,200	197,190

Company	Shares	U.S. $ Value
Sempra Energy	8,800	$572,088
TECO Energy, Inc. (b)	7,900	137,460
Wisconsin Energy Corp.	8,500	321,640
Xcel Energy, Inc.	17,900	501,558

		6,300,241

		16,233,323

Materials - 0.9%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	7,800	616,512
Airgas, Inc.	2,500	217,025
CF Industries Holdings, Inc.	2,400	410,304
Dow Chemical Co. (The)	43,600	1,354,216
Eastman Chemical Co.	5,100	237,456
Ecolab, Inc.	11,100	701,631
EI du Pont de Nemours & Co.	34,100	1,645,666
FMC Corp.	5,200	265,044
International Flavors & Fragrances, Inc. (b)	3,000	169,140
Monsanto Co.	19,800	1,528,560
Mosaic Co. (The)	11,000	524,480
PPG Industries, Inc.	5,700	589,608
Praxair, Inc.	11,100	1,179,264
Sherwin-Williams Co. (The)	3,200	414,848
Sigma-Aldrich Corp.	4,500	312,165

		10,165,919

Construction Materials - 0.0%
Vulcan Materials Co. (b)	4,700	162,855

Containers & Packaging - 0.0%
Ball Corp.	6,000	239,820
Bemis Co., Inc. (b)	3,800	115,368
Owens-Illinois, Inc. (a)	6,000	117,240
Sealed Air Corp.	7,000	109,550

		581,978

Metals & Mining - 0.2%
Alcoa, Inc.	39,300	336,015
Allegheny Technologies, Inc. (b)	3,900	125,268
Cliffs Natural Resources, Inc.	5,300	253,234
Freeport-McMoRan Copper & Gold, Inc.	35,000	1,121,400
Newmont Mining Corp.	18,300	863,028
Nucor Corp.	11,700	418,392
Titanium Metals Corp.	3,000	34,440
United States Steel Corp. (b)	5,300	107,590

		3,259,367

Paper & Forest Products - 0.1%
International Paper Co.	16,100	470,120
MeadWestvaco Corp.	6,300	173,250

		643,370

		14,813,489

Company	Shares	U.S. $ Value
Residential - 0.9%
Multi-Family - 0.7%
Agile Property Holdings Ltd. (b)	141,750	$163,195
Apartment Investment & Management Co. - Class A	16,690	451,798
Associated Estates Realty Corp.	4,300	67,983
AvalonBay Communities, Inc.	13,200	1,844,700
Boardwalk Real Estate Investment Trust	4,900	278,340
BRE Properties, Inc.	7,720	380,056
Camden Property Trust	8,050	524,136
Canadian Apartment Properties REIT	8,650	201,416
Colonia Real Estate AG (a)	2,230	8,272
Colonial Properties Trust	8,900	188,769
Deutsche Wohnen AG	10,450	161,873
Equity Lifestyle Properties, Inc.	4,190	275,953
Equity Residential	40,900	2,498,990
Essex Property Trust, Inc.	3,580	538,647
GAGFAH SA (a)	9,200	83,023
Grainger PLC	31,765	42,311
GSW Immobilien AG (a)	5,150	179,947
Home Properties, Inc.	4,950	296,703
Killam Properties, Inc. (b)	5,000	61,964
Mid-America Apartment Communities, Inc.	4,180	281,690
Mirvac Group	348,650	417,714
Nippon Accommodations Fund, Inc.	15	97,666
Northern Property Real Estate Investment Trust	3,000	93,673
Patrizia Immobilien AG (a)	2,650	15,472
Post Properties, Inc.	5,450	263,835
Shimao Property Holdings Ltd. (b)	141,500	188,220
Stockland	236,450	733,609
Sun Communities, Inc. (b)	2,690	110,855
Transglobe Apartment Real Estate Investment Trust	5,900	80,544
UDR, Inc.	22,780	590,002
Wing Tai Holdings Ltd. (b)	60,725	60,655
Yanlord Land Group Ltd. (a)(b)	59,638	47,118

		11,229,129

Self Storage - 0.2%
Big Yellow Group PLC	13,304	58,541
CubeSmart	12,480	141,149
Extra Space Storage, Inc.	9,550	270,838
Public Storage	18,320	2,445,170
Safestore Holdings PLC	19,083	33,443
Sovran Self Storage, Inc.	2,980	147,063

		3,096,204

Student Housing - 0.0%
American Campus Communities, Inc.	7,620	334,518
Education Realty Trust, Inc.	9,380	103,367

		437,885

		14,763,218

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	218,800	7,476,396

Company	Shares	U.S. $ Value
CenturyLink, Inc.	22,800	$894,216
Frontier Communications Corp. (b)	36,700	137,258
Verizon Communications, Inc.	104,500	4,351,380
Windstream Corp.	21,500	201,240

		13,060,490

Wireless Telecommunication Services - 0.0%
MetroPCS Communications, Inc. (a)	10,800	69,120
Sprint Nextel Corp. (a)	110,600	284,242

		353,362

		13,413,852

Office - 0.7%
Office - 0.7%
Allied Properties Real Estate Investment Trust	5,300	147,426
Allreal Holding AG (a)	830	117,064
Alstria Office REIT-AG	8,070	78,760
Befimmo SCA Sicafi	1,770	100,316
Boston Properties, Inc.	20,600	2,120,358
Brandywine Realty Trust	14,550	163,396
Brookfield Office Properties, Inc. (b)	38,300	640,404
CapitaCommercial Trust	215,100	204,830
Castellum AB	17,560	197,455
Champion REIT	251,600	102,020
Cominar Real Estate Investment Trust	10,355	237,608
Commonwealth Property Office Fund	243,040	238,036
CommonWealth REIT	8,530	150,554
Corporate Office Properties Trust	7,300	160,673
Derwent London PLC	10,370	279,605
Douglas Emmett, Inc.	10,640	227,696
Fabege AB (b)	16,890	123,044
First Potomac Realty Trust (b)	5,050	60,600
Franklin Street Properties Corp. (b)	8,420	82,179
Government Properties Income Trust (b)	3,570	76,362
Great Portland Estates PLC	31,931	186,294
Highwoods Properties, Inc. (b)	7,380	238,079
Hongkong Land Holdings Ltd.	177,400	990,585
Hufvudstaden AB - Class A	15,530	157,202
Intervest Offices & Warehouses (b)	700	15,424
Investa Office Fund	67,833	177,774
IVG Immobilien AG (a)	15,900	31,100
Japan Prime Realty Investment Corp.	73	208,510
Japan Real Estate Investment Corp.	56	494,127
Kilroy Realty Corp.	6,970	319,993
Liberty Property Trust	11,780	408,413
Mack-Cali Realty Corp.	8,920	242,981
Mori Trust Sogo Reit, Inc.	13	110,924
Nippon Building Fund, Inc.	63	574,446
Nomura Real Estate Office Fund, Inc.	31	172,694
NorthWest Healthcare Properties Real Estate Investment Trust	3,550	44,717
Norwegian Property ASA	50,900	67,736
NTT Urban Development Corp.	135	97,173
Orix JREIT, Inc.	22	98,173
Parkway Properties Inc./MD (b)	2,200	23,188
Piedmont Office Realty Trust, Inc.	17,600	290,576

Company	Shares	U.S. $ Value
Prime Office REIT-AG	3,950	$13,698
PS Business Parks, Inc.	1,840	121,238
PSP Swiss Property AG (a)	4,680	395,844
SL Green Realty Corp.	8,730	654,837
Societe de la Tour Eiffel	570	24,008
Societe Immobiliere de Location pour l’Industrie et le Commerce (a)	1,340	130,378
Swiss Prime Site AG (a)	5,530	441,274
Technopolis Oyj (b)	6,460	24,904
Tokyo Tatemono Co., Ltd. (a)	32,860	105,567
Workspace Group PLC	14,647	49,297

		12,419,540

Lodging - 0.2%
Lodging - 0.2%
Ashford Hospitality Trust, Inc.	6,910	59,080
CDL Hospitality Trusts	73,238	104,171
Chesapeake Lodging Trust (b)	3,250	58,663
DiamondRock Hospitality Co.	17,020	169,179
FelCor Lodging Trust, Inc. (a)(b)	12,690	52,664
Hersha Hospitality Trust	17,240	91,889
Hospitality Properties Trust	12,560	295,286
Host Hotels & Resorts, Inc.	98,060	1,496,396
InnVest Real Estate Investment Trust	9,500	43,230
LaSalle Hotel Properties	8,700	239,946
Pebblebrook Hotel Trust	5,150	113,042
RLJ Lodging Trust (b)	10,850	191,285
Strategic Hotels & Resorts, Inc. (a)	18,900	117,747
Sunstone Hotel Investors, Inc. (a)(b)	12,030	120,420
Wyndham Worldwide Corp.	5,600	278,880

		3,431,878

Total Common Stocks (cost $533,721,922)		521,444,929

INVESTMENT COMPANIES - 6.0%
Funds and Investment Trusts - 6.0%
IRP Property Investments Ltd.	11,260	11,490
iShares MSCI Emerging Markets Index Fund	734,060	27,674,062
UK Commercial Property Trust Ltd./fund	48,849	51,878
Vanguard MSCI Emerging Markets ETF	1,886,700	71,732,334

Total Investment Companies (cost $112,652,023)		99,469,764

	Contracts
OPTIONS PURCHASED - PUTS - 0.8%
Options on Equity Indices - 0.8%
DAX Index
Expiration: Sep 2012, Exercise Price: $ 6,100.00 (a)(c)	2,021	4,228,253
S&P 500 Index
Expiration: Jul 2012, Exercise Price: $ 1,275.00 (a)(d)	1,033	3,099,000

Company	Contracts	U.S. $ Value
S&P 500 Index
Expiration: Sep 2012, Exercise Price: $ 1,275.00 (a)(d)	1,208	$6,571,520

Total Options Purchased - Puts (cost $13,755,814)		13,898,773

	Shares
WARRANTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kinder Morgan, Inc., expiring 2/15/17 (a)	18,176	41,441

Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Nieuwe Steen Investments NV, expiring 4/01/13 (a)	250	0

Total Warrants (cost $34,625)		41,441

RIGHTS - 0.0%
Office - 0.0%
Office - 0.0%
Technopolis Oyj (a)	6,089	753

Retail - 0.0%
Shopping Center/Other Retail - 0.0%
Immobiliare Grande Distribuzione (a)	12,200	0

Total Rights (cost $0)		753

SHORT-TERM INVESTMENTS - 60.6%
Investment Companies - 60.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (e) (cost $1,008,131,383)	1,008,131,383	1,008,131,383

	Principal Amount (000)
U.S. Treasury Bill - 0.3%
U.S. Treasury Bill
0.01%, 6/07/12
(cost $4,999,939)	5,000	4,999,939

Total Short-Term Investments (cost $1,013,131,322)		1,013,131,322

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $1,673,295,706)		$1,647,986,982

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves - Class I, 0.20% (e) (cost $7,275,744)	7,275,744	7,275,744

Total Investments - 99.0% (cost $1,680,571,450) (f)		1,655,262,726
Other assets less liabilities - 1.0%		15,951,909

Net Assets - 100.0%		$1,671,214,635

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	276	June 2012	$28,762,449	$27,375,805	$(1,386,644)
Euro STOXX 50 Index Futures	2,653	June 2012	80,998,601	69,053,174	(11,945,427)
FTSE 100 Index Futures	794	June 2012	72,056,121	64,716,057	(7,340,064)
Hang Seng Index Futures	94	June 2012	11,131,751	11,220,826	89,075
S&P 500 E Mini Index Futures	2,010	June 2012	137,383,495	131,574,600	(5,808,895)
S&P Mid Cap 400 E Mini Index Futures	728	June 2012	71,554,577	67,325,440	(4,229,137)
S&P TSE 60 Index Futures	272	June 2012	37,288,178	34,530,319	(2,757,859)
Topix Index Futures	666	June 2012	70,232,540	60,939,510	(9,293,030)

					$(42,671,981)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Australian Dollar settling 6/15/12	33,185	$34,674,177	$32,292,584	$(2,381,593)
Canadian Dollar settling 6/15/12	1,856	1,853,481	1,796,422	(57,059)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 6/15/12	3,516	$5,577,276	$5,418,628	$(158,648)
Japanese Yen settling 6/15/12	899,651	11,136,624	11,482,256	345,632
Citibank NA:
Japanese Yen settling 6/15/12	6,674,585	82,864,381	85,187,806	2,323,425
Deutsche Bank AG London:
Australian Dollar settling 6/15/12	1,978	2,038,329	1,924,807	(113,522)
Canadian Dollar settling 6/15/12	50,869	50,647,670	49,236,086	(1,411,584)
Japanese Yen settling 6/15/12	352,312	4,353,046	4,496,562	143,516
Goldman Sachs International:
Canadian Dollar settling 6/15/12	20,707	20,804,781	20,042,297	(762,484)
Great British Pound settling 6/15/12	10,398	16,541,970	16,024,713	(517,257)
HSBC BankUSA:
Australian Dollar settling 6/15/12	9,550	10,179,727	9,293,180	(886,547)
Euro settling 6/15/12	50,107	65,646,684	61,960,353	(3,686,331)
Great British Pound settling 6/15/12	14,535	23,071,260	22,400,385	(670,875)
Royal Bank of Scotland PLC:
Euro settling 6/15/12	30,687	40,277,915	37,946,342	(2,331,573)
Great British Pound settling 6/15/12	58,302	91,566,206	89,851,202	(1,715,004)
Japanese Yen settling 6/15/12	3,383,556	43,127,665	43,184,365	56,700
State Street Bank and Trust Co.:
Euro settling 9/14/12	1,947	2,446,717	2,409,740	(36,977)
Great British Pound settling 9/14/12	1,434	2,246,146	2,209,074	(37,072)
UBS AG:
Australian Dollar settling 6/15/12	5,527	5,860,610	5,378,367	(482,243)
Euro settling 6/15/12	1,485	1,974,174	1,836,293	(137,881)
Great British Pound settling 6/15/12	2,173	3,466,298	3,348,884	(117,414)
Japanese Yen settling 6/15/12	463,634	5,582,468	5,917,366	334,898
Swiss Franc settling 6/15/12	27,033	29,391,549	27,835,321	(1,556,228)
Sale Contracts
Bank of America NA:
Euro settling 6/15/12	1,680	2,227,174	2,077,423	149,751
Barclays Bank PLC Wholesale:
Japanese Yen settling 6/15/12	610,090	7,688,934	7,786,586	(97,652)
Citibank NA:
Australian Dollar settling 6/15/12	9,796	9,592,272	9,532,564	59,708
Euro settling 6/15/12	23,391	29,535,920	28,924,394	611,526
Great British Pound settling 6/15/12	23,433	36,778,945	36,113,396	665,549
Credit Suisse London Branch (GFX):
Swiss Franc settling 6/15/12	20,061	21,215,566	20,656,397	559,169
Deutsche Bank AG London:
Euro settling 6/15/12	3,874	5,068,354	4,790,437	277,917
Great British Pound settling 6/15/12	1,785	2,837,400	2,750,924	86,476
Japanese Yen settling 6/15/12	157,613	1,948,727	2,011,617	(62,890)
Swiss Franc settling 6/15/12	2,035	2,219,677	2,095,397	124,280
Goldman Sachs International:
Australian Dollar settling 6/15/12	11,345	11,237,336	11,039,908	197,428
Canadian Dollar settling 6/15/12	18,078	18,214,243	17,497,689	716,554
Great British Pound settling 6/15/12	3,576	5,601,303	5,511,096	90,207
Royal Bank of Canada:
Canadian Dollar settling 6/15/12	12,737	12,527,817	12,328,137	199,680
Royal Bank of Scotland PLC:
Canadian Dollar settling 6/15/12	13,101	12,823,751	12,680,453	143,298
Euro settling 6/15/12	5,791	7,595,128	7,160,924	434,204

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 6/15/12	21,396	$33,529,030	$32,974,106	$554,924
Japanese Yen settling 6/15/12	3,089,521	37,459,158	39,431,593	(1,972,435)
Standard Chartered Bank:
Japanese Yen settling 6/15/12	2,504,663	31,663,953	31,967,044	(303,091)
UBS AG:
Canadian Dollar settling 6/15/12	4,269	4,272,972	4,131,963	141,009
Euro settling 6/15/12	28,441	36,720,951	35,169,026	1,551,925
Great British Pound settling 6/15/12	2,510	4,017,792	3,868,247	149,545
Japanese Yen settling 6/15/12	747,574	9,145,196	9,541,296	(396,100)
Swiss Franc settling 6/15/12	4,937	5,233,554	5,083,527	150,027
Swiss Franc settling 9/14/12	1,544	1,639,506	1,593,130	46,376
Westpac Banking Corp.:
Australian Dollar settling 6/15/12	14,848	15,526,260	14,448,705	1,077,555

				$(8,701,181)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
DAX Index (c)	2,021	$5,100.00	September 2012	$(1,328,201)
S&P 500 Index (d)	1,033	1,075.00	July 2012	(433,860)
S&P 500 Index (d)	1,208	1,075.00	September 2012	(1,950,920)

(premium received $3,698,985)				$(3,712,981)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Russell 2000 Total Return Index	528	0.24%	$1,867	10/15/12	Citibank, NA	$(36,356)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	107	0.52%	327	2/15/13	Deutsche Bank AG	(12,446)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	2,846	0.52%	8,687	3/15/13	Deutsche Bank AG	(259,655)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	89	0.52%	272	3/15/13	Deutsche Bank AG	(8,120)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	827	0.52%	2,524	4/15/13	Deutsche Bank AG	(75,452)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Russell 2000 Total Return Index	25	0.24%	$88	3/15/13	Deutsche Bank AG	$(1,721)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	3,460	1.00%	10,562	12/17/12	JPMorgan Chase Bank, NA	(315,551)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	341	0.49%	1,041	1/15/13	JPMorgan Chase Bank, NA	(31,099)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	2,264	0.49%	6,911	1/15/13	JPMorgan Chase Bank, NA	(206,476)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	6,411	0.49%	19,569	1/15/13	JPMorgan Chase Bank, NA	(584,681)
Receive	Russell 2000 Total Return Index	3,533	0.24%	12,491	3/15/13	JPMorgan Chase Bank, NA	(243,271)
Receive	Russell 2000 Total Return Index	244	0.24%	863	6/15/12	Morgan Stanley Capital Services Inc.	(16,801)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	2,407	0.44%	7,347	10/15/12	UBS AG	(219,375)
Receive	Russell 2000 Total Return Index	5,766	0.24%	20,385	2/15/13	UBS AG	(397,807)
Receive	Russell 2000 Total Return Index	5,069	0.24%	17,921	2/15/13	UBS AG	(349,035)

							$(2,757,846)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 5 shares.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,957,967 and gross unrealized depreciation of investments was $(41,266,691), resulting in net unrealized depreciation of $(25,308,724).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Pooling Portfolios

Volatility Management

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$87,095,776		$	– 0	–	$	– 0	–	$87,095,776
Financials	54,063,847			1,531,309			– 0	–	55,595,156
Health Care	51,921,534			– 0	–		– 0	–	51,921,534
Industrials	48,323,276			1,853,836			– 0	–	50,177,112
Consumer Staples	50,075,618			– 0	–		– 0	–	50,075,618
Consumer Discretionary	49,233,880			– 0	–		– 0	–	49,233,880
Energy	46,601,659			– 0	–		– 0	–	46,601,659
Equity:Other	16,116,730			18,180,173			– 0	–	34,296,903
Retail	14,105,043			7,266,948			– 0	–	21,371,991
Utilities	16,233,323			– 0	–		– 0	–	16,233,323
Materials	14,813,489			– 0	–		– 0	–	14,813,489
Residential	12,480,431			2,282,787			– 0	–	14,763,218
Telecommunication Services	13,413,852			– 0	–		– 0	–	13,413,852
Office	6,543,766			5,875,774			– 0	–	12,419,540
Lodging	3,327,707			104,171			– 0	–	3,431,878
Investment Companies	99,406,396			63,368			– 0	–	99,469,764
Options Purchased - Puts	– 0	–		13,898,773			– 0	–	13,898,773
Warrants	41,441			– 0	–		0	^	41,441
Rights	753			– 0	–		0	^	753
Short-Term Investments:
Investment Companies	1,008,131,383			– 0	–		– 0	–	1,008,131,383
U.S. Treasury Bills	– 0	–		4,999,939			– 0	–	4,999,939
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	7,275,744			– 0	–		– 0	–	7,275,744

Total Investments in Securities	1,599,205,648			56,057,078	+		– 0	–	1,655,262,726
Other Financial Instruments* :
Assets:
Futures Contracts	89,075			– 0	–		– 0	–	89,075
Forward Currency Exchange Contracts	– 0	–		11,191,279			– 0	–	11,191,279
Liabilities:
Futures Contracts	(42,761,056)			– 0	–		– 0	–	(42,761,056)
Forward Currency Exchange Contracts	– 0	–		(19,892,460)			– 0	–	(19,892,460)
Put Options Written	– 0	–		(3,712,981)			– 0	–	(3,712,981)
Total Return Swap Contracts	– 0	–		(2,757,846)			– 0	–	(2,757,846)

Total	$1,556,533,667			$40,885,070		$	– 0	–	$1,597,418,737

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

+	A significant portion of the Portfolio's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Warrants^			Rights^			Total
Balance as of 8/31/11	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–		– 0	–
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 5/31/12	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$	– 0	–	$	– 0	–	$	– 0	–

^	The Portfolio held securities with zero market value at period end.

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

May 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 66.2%
Industrial - 53.5%
Basic - 3.6%
Aleris International, Inc.
7.625%, 2/15/18	U.S.	$1,100	$1,119,250
Arch Coal, Inc.
7.25%, 6/15/21 (a)		1,184	1,009,360
Calcipar SA
6.875%, 5/01/18 (a)		479	480,198
Commercial Metals Co.
6.50%, 7/15/17		1,366	1,379,660
Consol Energy, Inc.
8.25%, 4/01/20		525	525,000
Huntsman International LLC
5.50%, 6/30/16		400	400,000
8.625%, 3/15/21		891	997,920
Ineos Finance PLC
7.50%, 5/01/20 (a)		376	372,240
8.375%, 2/15/19 (a)		425	436,688
JMC Steel Group
8.25%, 3/15/18 (a)		736	743,360
LyondellBasell Industries NV
5.75%, 4/15/24 (a)		1,075	1,115,216
6.00%, 11/15/21 (a)		339	362,730
NewPage Corp.
10.00%, 5/01/12 (b)		397	17,865
Nova Chemicals Corp.
8.625%, 11/01/19		501	559,867
Peabody Energy Corp.
6.00%, 11/15/18 (a)		275	274,313
6.25%, 11/15/21 (a)		659	657,352
7.375%, 11/01/16		545	603,587
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		501	524,797
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	500	649,163
Steel Dynamics, Inc.
7.75%, 4/15/16	U.S.$	625	643,750
TPC Group LLC
8.25%, 10/01/17		1,047	1,099,350
Verso Paper Holdings LLC/Verso Paper, Inc.
11.75%, 1/15/19 (a)		50	38,000
Series B
11.375%, 8/01/16		62	30,070
Weyerhaeuser Co.
7.375%, 3/15/32		685	774,481

			14,814,217

Capital Goods - 6.3%
Alliant Techsystems, Inc.
6.875%, 9/15/20		320	339,200
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)		620	660,300

	Principal Amount (000)		U.S. $ Value
Berry Plastics Corp.
9.75%, 1/15/21	U.S.$	1,205	$1,253,200
Building Materials Corp. of America
7.00%, 2/15/20 (a)		689	723,450
7.50%, 3/15/20 (a)		499	526,445
Cemex Espana Luxembourg
9.875%, 4/30/19 (a)		600	501,000
Cemex Finance LLC
9.50%, 12/14/16 (a)		500	458,750
CNH America LLC
7.25%, 1/15/16		935	1,021,488
CNH Capital LLC
6.25%, 11/01/16 (a)		262	273,135
Graphic Packaging International, Inc.
7.875%, 10/01/18		500	551,250
Griffon Corp.
7.125%, 4/01/18		287	288,435
HD Supply, Inc.
8.125%, 4/15/19 (a)		645	672,413
11.00%, 4/15/20 (a)		477	492,503
KUKA AG
8.75%, 11/15/17 (a)	EUR	361	472,601
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	922	988,845
Masco Corp.
5.95%, 3/15/22		1,170	1,199,500
7.125%, 3/15/20		900	990,839
Mohawk Industries, Inc.
6.375%, 1/15/16		627	692,051
Nordenia International AG
9.75%, 7/15/17 (a)	EUR	517	700,001
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	U.S.$	1,180	1,215,400
Polymer Group, Inc.
7.75%, 2/01/19		1,300	1,352,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19 (a)		712	731,580
7.75%, 10/15/16 (a)		118	124,490
7.875%, 8/15/19 (a)		1,190	1,258,425
8.50%, 2/15/21 (a)		2,714	2,517,235
9.00%, 4/15/19 (a)		638	612,480
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.25%, 2/01/21		750	793,125
Sealed Air Corp.
6.875%, 7/15/33 (a)		1,320	1,280,400
8.125%, 9/15/19 (a)		411	445,935
8.375%, 9/15/21 (a)		241	265,100
TransDigm, Inc.
7.75%, 12/15/18		1,200	1,275,000
United Rentals North America, Inc.
8.375%, 9/15/20		267	272,340
9.25%, 12/15/19		650	716,625

			25,665,541

	Principal Amount (000)		U.S. $ Value
Communications - Media - 6.7%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	510	$527,850
Cablevision Systems Corp.
8.00%, 4/15/20		785	818,363
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		2,250	2,368,125
7.375%, 6/01/20		750	802,500
7.875%, 4/30/18		664	712,140
8.125%, 4/30/20		219	240,900
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (a)		1,015	1,069,556
Clear Channel Worldwide Holdings, Inc.
7.625%, 3/15/20 (a)		600	573,000
Series A
7.625%, 3/15/20 (a)		100	94,000
Series B
9.25%, 12/15/17		1,440	1,548,000
Crown Media Holdings, Inc.
10.50%, 7/15/19		470	508,775
CSC Holdings LLC
7.625%, 7/15/18		535	577,800
DISH DBS Corp.
6.625%, 10/01/14		970	1,025,775
6.75%, 6/01/21		1,100	1,135,750
Hughes Satellite Systems Corp.
7.625%, 6/15/21		965	998,775
Intelsat Jackson Holdings SA
7.25%, 10/15/20		1,900	1,890,500
11.25%, 6/15/16		123	128,381
Intelsat Luxembourg SA
11.25%, 2/04/17		1,725	1,694,812
11.50%, 2/04/17 (c)		1,598	1,570,170
Lamar Media Corp.
5.875%, 2/01/22 (a)		459	461,869
6.625%, 8/15/15		940	951,750
Quebecor Media, Inc.
7.75%, 3/15/16		1,178	1,210,395
RR Donnelley & Sons Co.
7.25%, 5/15/18		824	762,200
Sinclair Television Group, Inc.
8.375%, 10/15/18		600	643,500
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)		332	340,300
Unitymedia Hessen GmbH & Co.
KG/Unitymedia NRW GmbH
7.50%, 3/15/19 (a)		402	424,382
Univision Communications, Inc.
6.875%, 5/15/19 (a)		1,000	976,250
8.50%, 5/15/21 (a)		950	916,750

	Principal Amount (000)		U.S. $ Value
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	550	$541,750
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)		665	671,650
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		975	1,037,156

			27,223,124

Communications - Telecommunications - 3.8%
Crown Castle International Corp.
7.125%, 11/01/19		1,000	1,073,750
eAccess Ltd.
8.25%, 4/01/18 (a)		646	592,705
Fairpoint Communications, Inc./Old
Series 1
13.125%, 4/02/18 (b)		1,966	19,661
Frontier Communications Corp.
9.00%, 8/15/31		545	498,675
Level 3 Communications, Inc.
11.875%, 2/01/19		743	796,867
Level 3 Financing, Inc.
8.625%, 7/15/20 (a)		314	320,280
8.75%, 2/15/17		685	707,262
9.375%, 4/01/19		550	584,375
PAETEC Holding Corp.
9.875%, 12/01/18		495	543,263
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	345	462,591
Portugal Telecom International Finance BV
5.625%, 2/08/16	EUR	725	792,222
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	1,740	1,291,950
8.75%, 3/15/32		1,180	994,150
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	350	442,513
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)		420	510,242
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	1,039	1,127,315
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		1,850	1,591,000
Windstream Corp.
7.50%, 4/01/23		1,465	1,406,400
7.875%, 11/01/17		675	718,875
8.125%, 9/01/18		900	933,750

			15,407,846

Consumer Cyclical - Automotive - 1.5%
Affinia Group, Inc.
9.00%, 11/30/14		380	381,900
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		975	1,018,875
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		427	427,000

	Principal Amount (000)		U.S. $ Value
Dana Holding Corp.
6.50%, 2/15/19	U.S.$	140	$147,000
6.75%, 2/15/21		111	118,770
Delphi Corp.
5.875%, 5/15/19		433	453,568
6.125%, 5/15/21		325	346,125
Goodyear Tire & Rubber Co. (The)
8.75%, 8/15/20		857	914,847
Navistar International Corp.
8.25%, 11/01/21		909	954,450
Schaeffler Finance BV
8.50%, 2/15/19 (a)		800	841,000
UCI International, Inc.
8.625%, 2/15/19		402	410,040

			6,013,575

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment, Inc.
9.75%, 12/01/20		425	456,875
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		385	403,288
Greektown Holdings LLC
10.75%, 12/01/13 (d)(e)(f)		525	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		930	1,013,700
Regal Entertainment Group
9.125%, 8/15/18		1,020	1,109,250

			2,983,113

Consumer Cyclical - Other - 4.5%
Beazer Homes USA, Inc.
12.00%, 10/15/17		425	457,938
Boyd Gaming Corp.
9.125%, 12/01/18		525	538,125
Broder Brothers Co.
12.00%, 10/15/13 (a)(c)		354	350,917
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		825	556,875
Chester Downs & Marina LLC
9.25%, 2/01/20 (a)		456	469,680
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		1,111	1,149,885
DR Horton, Inc.
6.50%, 4/15/16		1,180	1,280,300
Host Hotels & Resorts LP
Series Q
6.75%, 6/01/16		935	958,375
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		545	551,131
Lennar Corp.
Series B
6.50%, 4/15/16		1,260	1,323,000
M/I Homes, Inc.
8.625%, 11/15/18		790	799,875

	Principal Amount (000)		U.S. $ Value
Marina District Finance Co., Inc.
9.875%, 8/15/18	U.S.$	745	$695,644
MGM Resorts International
6.625%, 7/15/15		1,222	1,254,841
NCL Corp. Ltd.
9.50%, 11/15/18		293	319,370
NCL Corp., Ltd.
11.75%, 11/15/16		500	575,000
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		1,885	1,950,975
Ryland Group, Inc. (The)
6.625%, 5/01/20		335	336,675
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)		94	94,218
7.75%, 10/01/17 (a)		631	678,325
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		703	732,877
Standard Pacific Corp.
8.375%, 5/15/18		500	536,875
Station Casinos, Inc.
6.625%, 3/15/18 (b)(f)		3,610	0
Toll Brothers Finance Corp.
5.875%, 2/15/22		525	542,844
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		1,900	2,063,875

			18,217,620

Consumer Cyclical - Restaurants - 0.2%
CKE Restaurants, Inc.
11.375%, 7/15/18		675	766,125

Consumer Cyclical - Retailers - 2.1%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		357	383,775
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		815	841,487
J Crew Group, Inc.
8.125%, 3/01/19		840	843,150
JC Penney Corp., Inc.
6.375%, 10/15/36		250	193,125
7.40%, 4/01/37		275	229,625
Limited Brands, Inc.
5.625%, 2/15/22		503	506,773
6.625%, 4/01/21		400	429,000
6.90%, 7/15/17		1,063	1,182,587
Michaels Stores, Inc.
7.75%, 11/01/18		500	521,250
Rite Aid Corp.
8.00%, 8/15/20		1,000	1,093,750
10.25%, 10/15/19		648	732,240
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		606	612,818
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)		805	802,987

			8,372,567

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 9.5%
Alere, Inc.
8.625%, 10/01/18	U.S.$	800	$797,000
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)		720	729,000
ARAMARK Corp.
8.50%, 2/01/15		1,710	1,750,630
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18		775	759,500
Biomet, Inc.
11.625%, 10/15/17		520	551,200
Capsugel FinanceCo SCA
9.875%, 8/01/19 (a)	EUR	740	960,761
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	510	776,187
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (c)	U.S.$	372	380,370
CHS/Community Health Systems, Inc.
8.00%, 11/15/19		309	315,566
8.875%, 7/15/15		264	270,765
Constellation Brands, Inc.
6.00%, 5/01/22		1,107	1,176,187
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		386	380,210
Del Monte Corp.
7.625%, 2/15/19		1,555	1,508,350
DJO Finance LLC/DJO Finance Corp.
10.875%, 11/15/14		320	325,600
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		500	523,125
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		500	543,750
Elizabeth Arden, Inc.
7.375%, 3/15/21		445	485,606
Emergency Medical Services Corp.
8.125%, 6/01/19		1,123	1,145,460
Endo Health Solutions, Inc.
7.00%, 7/15/19		195	203,775
7.25%, 1/15/22		255	266,475
Fresenius Medical Care US Finance, Inc.
6.50%, 9/15/18 (a)		385	401,363
Grifols, Inc.
8.25%, 2/01/18		700	744,625
HCA Holdings, Inc.
7.75%, 5/15/21		700	719,250
HCA, Inc.
6.375%, 1/15/15		2,748	2,912,880
6.50%, 2/15/20		3,125	3,300,781
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		375	352,500
Jarden Corp.
7.50%, 1/15/20		280	303,100
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (a)		215	193,500

	Principal Amount (000)		U.S. $ Value
8.25%, 2/01/20 (a)	U.S.$	764	$735,350
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		1,015	1,025,150
Mead Products LLC/ACCO Brands Corp.
6.75%, 4/30/20 (a)		401	412,028
Minerva Luxembourg SA
12.25%, 2/10/22 (a)		325	318,500
Mylan, Inc./PA
7.875%, 7/15/20 (a)		750	825,000
New Albertsons, Inc.
7.45%, 8/01/29		1,870	1,365,100
Pharmaceutical Product Development, Inc.
9.50%, 12/01/19 (a)		995	1,059,675
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/01/17		825	862,125
Post Holdings, Inc.
7.375%, 2/15/22 (a)		319	324,583
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	415	609,217
PSS World Medical, Inc.
6.375%, 3/01/22 (a)	U.S.$	500	505,000
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	600	727,062
Select Medical Holdings Corp.
6.494%, 9/15/15 (g)	U.S.$	500	473,750
Spectrum Brands, Inc.
6.75%, 3/15/20 (a)		900	911,250
Stater Bros Holdings, Inc.
7.375%, 11/15/18		390	421,688
STHI Holding Corp.
8.00%, 3/15/18 (a)		175	183,750
Tenet Healthcare Corp.
8.875%, 7/01/19		900	1,001,250
United Surgical Partners International, Inc.
9.00%, 4/01/20 (a)		382	396,325
Universal Hospital Services, Inc.
4.111%, 6/01/15 (g)		895	834,587
Valeant Pharmaceuticals International
6.875%, 12/01/18 (a)		825	814,688
7.00%, 10/01/20 (a)		1,215	1,175,512
7.25%, 7/15/22 (a)		210	197,400
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19		600	588,000
Voyager Learning Exchange
8.375%, 12/01/14 (b)(e)(f)		982	1

			38,544,507

Energy - 6.9%
Antero Resources Finance Corp.
7.25%, 8/01/19		384	390,720

	Principal Amount (000)		U.S. $ Value
9.375%, 12/01/17	U.S.$	495	$534,600
ATP Oil & Gas Corp./United States
11.875%, 5/01/15		410	218,325
Atwood Oceanics, Inc.
6.50%, 2/01/20		180	186,300
Basic Energy Services, Inc.
7.75%, 2/15/19		500	487,500
Berry Petroleum Co.
6.375%, 9/15/22		607	619,140
Bill Barrett Corp.
7.625%, 10/01/19		400	399,000
Chaparral Energy, Inc.
7.625%, 11/15/22 (a)		835	853,787
Chesapeake Energy Corp.
2.50%, 5/15/37		1,225	1,006,031
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21		800	784,000
Cimarex Energy Co.
5.875%, 5/01/22		863	884,575
Continental Resources, Inc./OK
7.125%, 4/01/21		150	165,000
Denbury Resources, Inc.
6.375%, 8/15/21		1,202	1,247,075
Edgen Murray Corp.
12.25%, 1/15/15		300	306,750
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		489	493,890
9.25%, 12/15/17		800	860,000
Everest Acquisition LLC/Everest
Acquisition Finance, Inc.
6.875%, 5/01/19 (a)		823	843,575
Forest Oil Corp.
7.25%, 6/15/19		1,494	1,359,540
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20 (a)		543	532,140
Key Energy Services, Inc.
6.75%, 3/01/21 (a)		435	434,456
6.75%, 3/01/21		466	467,747
Laredo Petroleum, Inc.
7.375%, 5/01/22 (a)		369	372,690
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (a)		369	351,473
McJunkin Red Man Corp.
9.50%, 12/15/16		1,000	1,070,000
Newfield Exploration Co.
7.125%, 5/15/18		1,135	1,203,100
Offshore Group Investments Ltd.
11.50%, 8/01/15 (a)		720	766,800
11.50%, 8/01/15		1,100	1,171,500
Oil States International, Inc.
6.50%, 6/01/19		722	745,465
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		348	360,180
PHI, Inc.
8.625%, 10/15/18		400	410,000

	Principal Amount (000)		U.S. $ Value
Pioneer Drilling Co.
9.875%, 3/15/18 (a)	U.S.$	716	$751,800
Plains Exploration & Production Co.
6.625%, 5/01/21		500	492,500
6.75%, 2/01/22		1,485	1,470,150
Precision Drilling Corp.
6.50%, 12/15/21		299	301,243
QEP Resources, Inc.
5.375%, 10/01/22		1,100	1,075,250
Range Resources Corp.
5.75%, 6/01/21		1,060	1,091,800
SandRidge Energy, Inc.
7.50%, 3/15/21		361	350,170
8.125%, 10/15/22 (a)		435	428,475
8.75%, 1/15/20		775	794,375
SESI LLC
7.125%, 12/15/21 (a)		563	613,670
Tesoro Corp.
6.25%, 11/01/12		680	686,800
W&T Offshore, Inc.
8.50%, 6/15/19		550	569,250

			28,150,842

Other Industrial - 1.1%
A123 Systems, Inc.
3.75%, 4/15/16		650	176,313
Briggs & Stratton Corp.
6.875%, 12/15/20		152	162,260
Brightstar Corp.
9.50%, 12/01/16 (a)		883	909,490
Interline Brands, Inc.
7.00%, 11/15/18		704	725,120
Neenah Foundry Co.
15.00%, 7/29/15 (c)(f)		347	347,284
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		950	733,875
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	439	666,438
Rexel SA
6.125%, 12/15/19 (a)	U.S.$	645	641,775

			4,362,555

Services - 1.7%
Lottomatica SpA
8.25%, 3/31/66 (a)	EUR	730	735,656
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	309	324,450
Realogy Corp.
7.625%, 1/15/20 (a)		449	461,347
Sabre, Inc.
8.50%, 5/15/19 (a)		794	788,045
Service Corp. International/US
6.75%, 4/01/16		1,560	1,688,700
ServiceMaster Co.
8.00%, 2/15/20		342	358,672

	Principal Amount (000)		U.S. $ Value
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16	U.S.$	440	$466,400
Travelport LLC
10.875%, 9/01/16	EUR	349	151,039
11.875%, 9/01/16	U.S.$	399	142,643
West Corp.
7.875%, 1/15/19		1,750	1,754,375

			6,871,327

Technology - 3.8%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		121	129,773
8.125%, 12/15/17		202	216,645
Avaya, Inc.
7.00%, 4/01/19 (a)		102	91,290
9.75%, 11/01/15		490	404,250
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		671	711,260
8.50%, 4/01/19		1,049	1,077,847
CommScope, Inc.
8.25%, 1/15/19 (a)		1,500	1,543,125
CPI International, Inc.
8.00%, 2/15/18		704	631,840
First Data Corp.
7.375%, 6/15/19 (a)		3,600	3,600,000
Freescale Semiconductor, Inc.
8.875%, 12/15/14		460	471,500
10.125%, 12/15/16		212	223,130
Interactive Data Corp.
10.25%, 8/01/18		750	830,625
Iron Mountain, Inc.
6.625%, 1/01/16		860	860,000
Lawson Software, Inc.
9.375%, 4/01/19 (a)		318	326,745
10.00%, 4/01/19 (a)	EUR	251	307,258
NXP BV/NXP Funding LLC
3.217%, 10/15/13 (g)	U.S.$	118	118,000
Sanmina-SCI Corp.
7.00%, 5/15/19 (a)		603	583,403
8.125%, 3/01/16		115	118,306
Seagate HDD Cayman
7.00%, 11/01/21		769	807,450
Sensata Technologies BV
6.50%, 5/15/19 (a)		800	820,000
Serena Software, Inc.
10.375%, 3/15/16		875	902,344
SunGard Data Systems, Inc.
7.625%, 11/15/20		800	820,000

			15,594,791

Transportation - Airlines - 0.3%
Air Canada
12.00%, 2/01/16 (a)		500	431,250

	Principal Amount (000)		U.S. $ Value
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)	U.S.$	345	$363,112
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		465	460,350

			1,254,712

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17		164	168,100

Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.75%, 5/15/16		1,000	1,027,500
Hapag-Lloyd AG
9.75%, 10/15/17 (a)		500	451,250
Hertz Corp. (The)
6.75%, 4/15/19		1,236	1,263,810
Swift Services Holdings, Inc.
10.00%, 11/15/18		638	685,850

			3,428,410

			217,838,972

Financial Institutions - 6.8%
Banking - 1.0%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	980	803,646
BBVA International Preferred SAU
5.919%, 4/18/17	U.S.$	400	256,214
HBOS Capital Funding No2 LP
6.071%, 6/30/14 (a)		665	412,300
HT1 Funding GmbH
6.352%, 6/30/17	EUR	825	612,986
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,150	910,053
Regions Financing Trust II
6.625%, 5/15/47		650	603,688
Swedbank AB
5.75%, 3/17/16	GBP	340	476,847

			4,075,734

Brokerage - 0.5%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	329	333,935
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (d)		5,500	1,271,875
Nuveen Investments, Inc.
10.50%, 11/15/15		430	434,300

			2,040,110

Finance - 3.7%
Air Lease Corp.
5.625%, 4/01/17 (a)		294	287,385
Ally Financial, Inc.

	Principal Amount (000)		U.S. $ Value
6.75%, 12/01/14	U.S.$	760	$790,651
Series 8
6.75%, 12/01/14		1,657	1,723,280
Capmark Financial Group, Inc.
7.875%, 5/10/12		1,666	0
Series B
9.00%, 9/30/15 (g)		80	79,852
CIT Group, Inc.
5.25%, 3/15/18		2,125	2,093,125
7.00%, 5/02/16-5/02/17 (a)		5,350	5,342,847
International Lease Finance Corp.
5.875%, 4/01/19		2,150	2,111,904
6.375%, 3/25/13		1,715	1,749,300
Residential Capital LLC
9.625%, 5/15/15 (b)		375	348,750
Sistema International Funding SA
6.95%, 5/17/19 (a)		850	816,952

			15,344,046

Insurance - 0.6%
Genworth Financial, Inc.
6.15%, 11/15/66		1,445	824,040
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		410	399,750
MBIA Insurance Corp.
14.00%, 1/15/33 (a)		702	358,020
XL Group PLC
Series E
6.50%, 4/15/17		1,020	785,400

			2,367,210

Other Finance - 0.7%
FTI Consulting, Inc.
6.75%, 10/01/20		500	526,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		1,140	1,206,975
iPayment Holdings, Inc.
15.00%, 11/15/18		293	266,913
iPayment, Inc.
10.25%, 5/15/18		860	769,700

			2,769,838

REITS - 0.3%
DDR Corp.
7.875%, 9/01/20		1,000	1,197,320

			27,794,258

Utility - 5.9%
Electric - 3.9%
AES Corp. (The)
7.375%, 7/01/21 (a)		489	528,120
7.75%, 3/01/14		630	677,250
8.00%, 10/15/17		1,240	1,376,400
Calpine Corp.

	Principal Amount (000)		U.S. $ Value
7.25%, 10/15/17 (a)	U.S.$	2,250	$2,373,750
7.875%, 1/15/23 (a)		500	528,750
CMS Energy Corp.
6.25%, 2/01/20		1,000	1,103,352
DPL Inc
7.25%, 10/15/21 (a)		850	924,375
EDP Finance BV
4.90%, 10/01/19 (a)		105	86,711
5.875%, 2/01/16 (a)	EUR	430	471,700
6.00%, 2/02/18 (a)	U.S.$	705	620,668
Energy Future Holdings Corp.
10.00%, 1/15/20 (h)		694	737,375
Series Q
6.50%, 11/15/24		481	223,665
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20		792	853,380
GenOn Americas Generation LLC
8.50%, 10/01/21		725	619,875
GenOn Energy, Inc.
7.875%, 6/15/17		840	743,400
NRG Energy, Inc.
7.375%, 1/15/17		570	588,525
7.875%, 5/15/21		901	867,212
8.25%, 9/01/20		975	960,375
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		800	794,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)		761	509,870

			15,588,753

Natural Gas - 2.0%
Chesapeake Midstream Partners LP/CHKM Finance Corp.
6.125%, 7/15/22		216	205,200
El Paso Corp.
Series G
7.375%, 12/15/12		385	395,489
7.75%, 1/15/32		855	975,846
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,620	1,749,600
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21		1,000	1,000,000
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		1,765	1,848,837
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		1,600	1,652,000

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21	U.S.$	330	$339,900

			8,166,872

			23,755,625

Total Corporates - Non-Investment Grades (cost $266,085,701)			269,388,855

CORPORATES - INVESTMENT GRADES - 6.0%
Financial Institutions - 3.0%
Banking - 1.4%
Barclays Bank PLC
4.75%, 3/15/20	EUR	520	339,494
BNP Paribas SA
8.667%, 9/11/13		650	755,502
Citigroup, Inc.
4.45%, 1/10/17	U.S.$	630	649,787
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16		410	405,900
Countrywide Financial Corp.
6.25%, 5/15/16		731	752,259
HSBC Capital Funding LP/Jersey
4.61%, 6/27/13 (a)		880	810,983
Lloyds TSB Bank PLC
11.875%, 12/16/21 (a)	EUR	580	744,994
National Capital Trust II
5.486%, 3/23/15 (a)	U.S.$	647	614,992
UBS AG/Jersey
4.28%, 4/15/15	EUR	820	786,721

			5,860,632

Finance - 0.2%
SLM Corp.
8.00%, 3/25/20	U.S.$	525	537,350
Series A
5.00%, 10/01/13		400	408,500

			945,850

Insurance - 1.0%
American International Group, Inc.
6.82%, 11/15/37 (a)		722	868,973
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		352	264,440
Metlife Capital Trust IV
7.875%, 12/15/37 (a)		750	821,250
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		489	508,950
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		575	755,799

	Principal Amount (000)		U.S. $ Value
Swiss Re Capital I LP
6.854%, 5/25/16 (a)	U.S.$	700	$644,477

			3,863,889

REITS - 0.4%
Entertainment Properties Trust
7.75%, 7/15/20		842	919,646
Senior Housing Properties Trust
6.75%, 12/15/21		600	658,295

			1,577,941

			12,248,312

Industrial - 2.7%
Basic - 0.5%
ArcelorMittal
6.25%, 2/25/22		865	858,698
Basell Finance Co. BV
8.10%, 3/15/27 (a)		569	671,420
Domtar Corp.
7.125%, 8/15/15		626	709,152

			2,239,270

Capital Goods - 0.1%
Tyco International Finance SA
8.50%, 1/15/19		375	495,716

Communications - Media - 0.4%
Virgin Media Secured Finance PLC
6.50%, 1/15/18		1,500	1,635,000

Communications - Telecommunications - 0.2%
Qwest Corp.
6.875%, 9/15/33		720	707,400

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
7.00%, 10/01/13		949	1,013,110

Consumer Cyclical - Other - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13		1,232	1,272,541

Consumer Cyclical - Retailers - 0.3%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		945	1,092,797

Energy - 0.7%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15		856	872,688
Petrohawk Energy Corp.
7.25%, 8/15/18		450	512,874
Pioneer Natural Resources Co.
5.875%, 7/15/16		995	1,108,091

	Principal Amount (000)		U.S. $ Value
TNK-BP Finance SA
7.25%, 2/02/20 (a)	U.S.$	204	$226,656

			2,720,309

			11,176,143

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		1,050	1,120,558

Total Corporates - Investment Grades (cost $21,963,716)			24,545,013

GOVERNMENTS - TREASURIES - 5.1%
Canada - 0.7%
Canadian Government Bond
2.00%, 6/01/16	CAD	550	548,711
2.75%, 9/01/16		2,400	2,466,829

			3,015,540

United Kingdom - 0.7%
United Kingdom Gilt
2.00%, 1/22/16	GBP	1,725	2,807,025

United States - 3.7%
U.S. Treasury Bonds
3.125%, 11/15/41-2/15/42	U.S.$	12,625	13,804,655
U.S. Treasury Notes
2.125%, 8/15/21		1,195	1,262,978

			15,067,633

Total Governments - Treasuries (cost $19,740,636)			20,890,198

BANK LOANS - 2.6%
Industrial - 2.1%
Basic - 0.2%
Newpage Corporation
8.00%, 3/08/13 (g)		750	755,940

Consumer Cyclical - Automotive - 0.3%
Schaeffler AG
6.00%, 1/27/17 (g)		450	447,750
TI Group Automotive Systems, L.L.C.
6.75%, 3/14/18 (g)		800	791,336

			1,239,086

Consumer Cyclical - Entertainment - 0.5%
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (g)		543	544,934
Las Vegas Sands, LLC
2.85%, 11/23/16 (g)		1,568	1,517,822

			2,062,756

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.3%
Harrah’s Las Vegas Propco, LLC
3.23%, 2/13/13 (g)	U.S.$	1,500	$1,135,005

Consumer Non-Cyclical - 0.1%
Immucor, Inc.
7.25%, 8/19/18 (g)		597	595,884

Other Industrial - 0.2%
Harbor Freight Tools USA, Inc.
5.50%, 11/14/17 (g)		500	495,250
Kinetic Concepts, Inc.
7.00%, 5/04/18 (g)		399	401,246

			896,496

Services - 0.1%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (g)		222	219,226

Technology - 0.4%
Blackboard Inc.
11.50%, 4/04/19 (g)		1,100	1,013,375
Eastman Kodak Company
8.50%, 7/20/13 (g)		191	190,627
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (g)		695	555,800

			1,759,802

			8,664,195

Financial Institutions - 0.5%
Finance - 0.5%
iStar Financial, Inc.
5.25%, 3/19/16 (g)		658	649,655
7.00%, 6/30/14 (g)		1,100	1,097,250

			1,746,905

Total Bank Loans (cost $10,589,159)			10,411,100

EMERGING MARKETS - CORPORATE BONDS - 2.5%
Financial Institutions - 0.1%
Banking - 0.1%
Turkiye Vakiflar Bankasi Tao
5.75%, 4/24/17 (a)		425	420,063

Industrial - 2.4%
Basic - 1.0%
Evraz Group SA
9.50%, 4/24/18 (a)		720	753,480
Novelis, Inc./GA
8.75%, 12/15/20		1,976	2,089,620
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (a)		508	548,640

	Principal Amount (000)		U.S. $ Value
Vedanta Resources PLC
8.75%, 1/15/14 (a)	U.S.$	900	$915,750

			4,307,490

Communications - Media - 0.2%
Columbus International, Inc.
11.50%, 11/20/14 (a)		698	718,940

Communications - Telecommunications - 0.2%
VimpelCom Holdings BV
7.504%, 3/01/22 (a)		800	725,488

Consumer Cyclical - Other - 0.3%
Corp. GEO SAB de CV
8.875%, 3/27/22 (a)		855	822,938
MCE Finance Ltd.
10.25%, 5/15/18		460	520,950

			1,343,888

Consumer Non-Cyclical - 0.1%
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	282	334,745

Energy - 0.1%
Golden Close Maritime Corp,. Ltd
11.00%, 12/09/15	U.S.$	400	426,100

Other Industrial - 0.2%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		397	281,870
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	459	380,359

			662,229

Technology - 0.1%
MMI International Ltd.
8.00%, 3/01/17 (a)	U.S.$	475	484,500

Transportation - Services - 0.2%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)		772	740,409

			9,743,789

Total Emerging Markets - Corporate Bonds (cost $10,331,016)			10,163,852

EMERGING MARKETS - SOVEREIGNS - 1.8%
Argentina - 0.4%
Argentina Bonos
7.00%, 10/03/15		2,100	1,590,750

Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21		1,130	1,031,125

	Principal Amount (000)		U.S. $ Value
Turkey - 0.3%
Turkey Government International Bond
6.25%, 9/26/22	U.S.$	1,051	$1,124,570

Ukraine - 0.2%
Ukraine Government International Bond
6.75%, 11/14/17 (a)		930	804,515

			804,515

Venezuela - 0.7%
Republic of Venezuela
7.00%, 3/31/38 (a)		4,675	2,945,250

Total Emerging Markets - Sovereigns (cost $6,957,346)			7,496,210

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Non-Agency Fixed Rate CMBS - 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.213%, 7/15/44		2,500	2,395,197
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40		1,000	989,262
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM
6.053%, 2/15/51		285	276,922
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		537	471,190
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24 (a)		1,300	1,332,889

			5,465,460

Non-Agency Floating Rate CMBS - 0.4%
Morgan Stanley Capital I, Inc.
Series 2007-T27, Class AJ
5.658%, 6/11/42		970	837,289
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.639%, 9/15/21 (a)(g)		510	336,983
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.249%, 6/15/44 (a)(h)		390	350,830

			1,525,102

Total Commercial Mortgage-Backed Securities (cost $6,877,966)			6,990,562

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
Kazakhstan - 0.6%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
6.25%, 5/20/15 (a)	U.S.$	875	$912,188
KazMunayGas National Co.
8.375%, 7/02/13 (a)		400	418,888
9.125%, 7/02/18 (a)		950	1,137,625

			2,468,701

Russia - 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)		955	1,002,874

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		750	916,875

United States - 0.3%
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		891	1,006,830

Venezuela - 0.1%
Petroleos de Venezuela SA
5.25%, 4/12/17 (a)		800	544,000

Total Quasi-Sovereigns (cost $4,976,082)			5,939,280

	Shares
PREFERRED STOCKS - 1.1%
Financial Institutions - 1.1%
Banking - 0.7%
Citigroup Capital XIII
7.875% (h)		5,000	132,500
Royal Bank of Scotland Group PLC
6.40%		60,000	1,006,200
US Bancorp
6.50%		35,000	935,900
Zions Bancorporation
9.50%		27,300	704,340

			2,778,940

Finance - 0.1%
Citigroup Capital XII
8.50%		19,000	491,530

REITS - 0.3%
Health Care REIT, Inc.
6.50%		13,825	361,372

Company	Shares		U.S. $ Value
Sovereign Real Estate Investment Trust
12.00% (a)		624	$670,400

			1,031,772

			4,302,242

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		36,525	61,362

Total Preferred Stocks (cost $5,280,295)			4,363,604

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.0%
Home Equity Loans - Fixed Rate - 0.6%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	737	444,728
Series 2006-15, Class A6
5.826%, 10/25/46		1,399	990,264
Lehman XS Trust
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,429	1,033,310

			2,468,302

Home Equity Loans - Floating Rate - 0.4%
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, 2/25/37 (g)		1,750	987,077
GSAA Trust
Series 2006-6, Class AF5
5.523%, 3/25/36 (g)		1,482	796,915

			1,783,992

Total Asset-Backed Securities (cost $4,612,773)			4,252,294

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Croatia - 0.3%
Croatia Government International Bond
6.25%, 4/27/17 (a)		1,060	1,024,993

Lithuania - 0.2%
Lithuania Government International Bond
6.625%, 2/01/22 (a)		752	815,920

Total Governments - Sovereign Bonds (cost $1,809,152)			1,840,913

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Non-Agency Floating Rate - 0.4%
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.459%, 6/25/37 (g)	U.S.$	668	$403,630
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.46%, 7/19/47 (g)		1,013	642,722
Lehman XS Trust
Series 2007-4N, Class 3A2A
0.908%, 3/25/47 (g)		314	181,317
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.652%, 8/25/47 (g)		1,018	565,843

Total Collateralized Mortgage Obligations (cost $2,025,412)			1,793,512

	Contracts
OPTIONS PURCHASED - PUTS - 0.4%
Options on Funds and Investment Trusts - 0.4%
SPDR S&P 500 ETF Trust
Expiration: Jun 2012, Exercise Price: $ 127.00 (d)(i)		447	49,841
SPDR S&P 500 ETF Trust
Expiration: Jun 2012, Exercise Price: $ 136.00 (d)(i)		447	256,354
SPDR S&P 500 ETF Trust
Expiration: Jul 2012, Exercise Price: $ 142.00 (d)(i)		541	635,404
SPDR S&P 500 ETF Trust
Expiration: Sep 2012, Exercise Price: $ 135.00 (d)(i)
		640	560,960

			1,502,559

Option on Futures Contracts - 0.0%
10 Year US Treasury Note Futures
Expiration: Aug 2012, Exercise Price: $ 132.50 (d)(i)
		109	88,563

Swaptions - 0.0%
IRS USD RTP Swaption
Expiration: Aug 2012, Exercise Rate: 2.00 (d)		6,400	59,843

Options on Forward Contracts - 0.0%
CNY/USD
Expiration: Aug 2012, Exercise Price: CNY 7.00 (d)
		235,000,000	37

Total Options Purchased - Puts (cost $1,450,956)			1,651,002

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.60%, 11/01/40	U.S.$	325	$424,453
7.95%, 3/01/36		700	828,422

Total Local Governments - Municipal Bonds (cost $1,030,622)			1,252,875

	Shares
COMMON STOCKS - 0.3%
Fairpoint Communications, Inc. (d)		7,175	39,032
Greektown Superholdings, Inc. (d)(e)(f)		397	27,790
Keystone Automotive Operations, Inc. (e)(f)		61,065	732,777
Neenah Enterprises, Inc. (d)(e)(f)		58,199	378,294

Total Common Stocks (cost $2,940,099)			1,177,893

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Norway - 0.1%
Eksportfinans ASA 2.375%, 5/25/16 (cost $459,768)	U.S.$	539	477,849

	Shares
WARRANTS - 0.0%
Fairpoint Communications, Inc., expiring 1/24/18 (d)(e)(f)		12,231	0
Ipayment Holdings, Inc., expiring 11/15/18 (d)		272	0
Talon Equity Co., expiring 11/24/24 (d)(f)		671	0

Total Warrants (cost $0)			0

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Option on Equity Indices - 0.0%
SX7P OTC
Expiration: Jul 2012, Exercise Price: EUR 140.00 (d)(j) (cost $62,640)		168	5,193

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.1%
Investment Companies - 6.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (k) (cost $24,913,744)	24,913,744	$24,913,744

Total Investments - 97.6% (cost $392,107,083) (l)		397,553,949
Other assets less liabilities - 2.4%		9,617,091

Net Assets - 100.0%		$407,171,040

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Euro settling 6/21/12	923	$1,172,696	$1,142,245	$(30,451)
Great British Pound settling 6/21/12	452	726,240	696,380	(29,860)
Indian Rupee settling 6/15/12 (1)	104,998	1,976,579	1,863,492	(113,087)
Japanese Yen settling 6/22/12	1,630	20,493	20,803	310
Norwegian Krone settling 7/12/12	7,186	1,204,299	1,173,480	(30,819)
South African Rand settling 6/15/12	9,752	1,211,160	1,146,755	(64,405)
Turkish Lira settling 6/15/12	2,254	1,251,420	1,204,769	(46,651)
Sale Contracts
State Street Bank and Trust Co.:
Canadian Dollar settling 6/28/12	3,228	3,238,190	3,123,705	114,485
Euro settling 6/21/12	12,828	16,657,557	15,862,362	795,195
Great British Pound settling 6/21/12	4,185	6,761,809	6,450,041	311,768
Indian Rupee settling 6/15/12 (1)	104,044	1,926,737	1,846,559	80,178

				$986,663

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Price	Expiration Date	Notional Amount (000)	Premiums	Market Value
CDX-NAHYS18V1-5 Year Index	Bank of America, NA	Sell	97.00%	7/18/2012	$10,700	$261,080	$(526,489)
CDX-NAHYS18V1-5 Year Index	Bank of America, NA	Sell	98.00	9/19/2012	11,900	476,000	(499,214)
CDX-NAHYS17V4-5 Year Index	Morgan Stanley Capital Services Inc.	Sell	96.00	6/20/2012	8,600	150,990	(200,834)

Description	Counter- party	Buy/Sell Protection	Strike Price	Expiration Date	Notional Amount (000)	Premiums	Market Value
ITRAXX-FINSENS17V1-5Year Index	Bank of America, NA	Sell	220.00%	7/18/2012	$8,100	$60,723	$(14,036)
CDX-NAHYS17V3-5 Year Index	Bank of America, NA	Sell	93.00	6/20/2012	8,450	257,539	(86,178)

							$(1,326,751)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.:	$23,000	2/17/22	2.01%	3 Month LIBOR	$(654,064)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Fiat SpA, 6.625% 2/15/13, 3/20/2017*	(5.00)%	9.10%	EUR	380	$63,022	$41,005	$22,017
Barclays Bank PLC:
Bolivarian Republic of Venezuela, 9.25% 9/15/27, 6/20/16*	(5.00)	9.10		$2,800	328,157	451,747	(123,590)
Liz Claiborne Inc., 5% 7/8/13, 12/20/13*	(5.00)	1.54		180	(11,075)	2,204	(13,279)
The McClatchy Co., 5.75% 9/1/17, 12/20/13*	(5.00)	5.86		180	1,569	4,133	(2,564)
Citibank, N.A.:
CDX-NAHYS17V3-5 Year Index, 12/20/2016*	(5.00)	6.67		2,910	143,277	78,516	64,761

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA:
CDX NAHYS11V1 7-5 Year Index, 12/20/13*	(1.00)%	148.40%	$909 $	790,481	$309,824	$480,657
JPMorgan Chase Bank, NA:
CDX-NAIGS17V1-5 Year, 12/20/16*	(1.00)	1.16	8,300	39,551	142,368	(102,817)
MBIA, Inc.,
6.625% 10/1/28, 12/20/13*	(5.00)	12.78	370	34,572	23,840	10,732
Morgan Stanley Capital Services Inc.:
CDX-EMS17V1-5 Year Index, 6/20/2017*	(5.00)	3.28	9,800	(836,811)	(1,226,150)	389,339
CDX-NAHYS18V1-5 Year Index, 6/20/2017*	(5.00)	6.91	4,000	249,444	257,082	(7,638)
UBS AG:
Bausch & Lomb, Inc.,
9.875%, 11/01/15, 3/20/17*	(5.00)	2.55	870	(103,166)	(69,172)	(33,994)
Sale Contracts
Bank of America, NA:
Amkor Technology, Inc.,
7.375%, 5/1/18, 6/20/17*	5.00	6.95	640	(43,333)	(23,893)	(19,440)
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	8.38	860	(82,759)	(43,719)	(39,040)
Sanmina-SCI Corp.,
8.125% 3/1/16, 6/20/17*	5.00	6.17	640	(24,364)	(36,763)	12,399
Barclays Bank PLC:
AK Steel Corp.,
7.625%, 5/15/20, 6/20/17*	5.00	9.79	340	(54,773)	(43,194)	(11,579)
Alcatel-Lucent USA Inc.,
6.5% 1/15/28, 6/20/16*	5.00	10.70	1,100	(178,123)	48,662	(226,785)
CDX NAIG- S15V1- 5 Year Index, 12/20/15*	1.00	5.14	500	(71,464)	(52,603)	(18,861)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Community Health Systems,
8.875% 7/15/15, 6/20/16*	5.00%	5.75%	$800	$(12,892)	$(20,306)	$7,414
Freescale Semiconductor Inc.,
8.875% 12/15/14, 6/20/16*	5.00	8.63	1,850	(199,417)	(41,080)	(158,337)
Health Management Associates, Inc.,
6.15%,4/15/1 6, 6/2/17*	5.00	5.99	640	(19,690)	(3,881)	(15,809)
MGM Resorts International,
7.625% 1/15/17, 6/20/2017	5.00	7.62	470	(43,744)	(26,508)	(17,236)
NXP BV/NXP Funding LLC,
8.625% 10/15/15, 3/20/16*	5.00	5.49	550	(4,184)	24,645	(28,829)
Owens- Illinois, Inc.,
7.8% 5/15/18, 6/20/17*	5.00	3.89	430	25,759	30,854	(5,095)
Univision Communications Inc.
8.5%, 5/15/21, 6/20/16*	5.00	6.42	550	(21,177)	(13,742)	(7,435)
Virgin Media Finance PLC,
9.50%, 8/15/16, 6/20/17*	5.00	4.62	650	17,595	19,040	(1,445)
Credit Suisse International:
CDX NAHYS15V1- 5 Year Index, 12/20/15*	5.00	9.89	2,800	(353,597)	(215,496)	(138,101)
CDX NAHYS15V1- 5 Year Index, 12/20/15*	5.00	9.89	2,500	(315,711)	(193,916)	(121,795)
Ford Motor Company
6.5%, 8/01/18, 6/20/16*	5.00	2.13	1,100	132,712	82,141	50,571
MGM Resorts International,
5.875% 2/27/14, 3/20/16*	5.00	6.63	1,700	(76,262)	(41,385)	(34,877)
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	2.35	800	30,444	9,624	20,820

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Wind Acquisition Finance S.A.,
11.00% 12/1/15, 6/20/16*	5.00%	12.48%		$1,320	$(269,043)	$48,355	$(317,398)
Goldman Sachs Bank USA:
CDX NAHY-S15V1-3 Year Index, 12/20/13*	5.00	9.89		4,747	(1,464,208)	(658,030)	(806,178)
CDX NAIG-S15V1-5 Year Index, 12/20/15*	1.00	5.14		900	(128,634)	(95,924)	(32,710)
Chesapeake Energy Corp.,
6.625% 8/15/20, 6/20/17*	5.00	7.86		1,250	(117,671)	(89,270)	(28,401)
ConvaTec Healthcare E S.A.,
10.875% 12/15/18, 6/20/17*	5.00	10.98	EUR	590	(139,306)	(119,992)	(19,314)
KB Home,
6.25% 6/15/15, 6/20/17*	5.00	7.83		$650	(64,249)	(70,095)	5,846
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00	4.66		1,070	21,554	(34,341)	55,895
Tenet Healthcare Corporation,
6.875% 11/15/31, 9/20/16*	5.00	6.32		1,050	(40,698)	(25,858)	(14,840)
JPMorgan Chase Bank, NA:
Ford Motor Co.,
6.5% 8/1/18, 6/20/2017*	5.00	2.41		820	107,345	92,567	14,778
Sabre Holdings Corp.,
6.35% 3/15/16, 6/20/16*	5.00	8.76		277	(30,777)	(24,419)	(6,358)
Morgan Stanley Capital Services Inc.:
AK Steel Corp.,
7.625% 5/15/20, 3/20/16*	5.00	8.88		550	(61,857)	6,742	(68,599)
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	3.37		550	14,919	5,955	8,964
NXP BV
8.625%, 10/15/15, 6/20/17*	5.00	6.42	EUR	230	(13,274)	(14,885)	1,611
UBS AG:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co.,
7.00% 3/15/28, 6/20/17*	5.00%	7.33%	$1,050	$(86,137)	$(90,021)	$3,884
HCA Inc.,
6.375% 1/15/15, 6/20/2017*	5.00	5.57	1,720	(23,387)	(3,485)	(19,902)
Levi Strauss & Co.,
8.875%, 4/1/16, 6/20/17*	5.00	6.41	850	(40,226)	(51,751)	11,525
Tenet Healthcare Corp.,
6.875% 11/15/31, 6/20/2017*	5.00	7.61	950	(84,175)	(53,212)	(30,963)

				$(3,015,783)	$(1,703,787)	$(1,311,996)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at May 31, 2012
Credit Suisse Securities (USA) LLC+	(3.50	)%*	– 0	–	$653,507
Credit Suisse Securities (USA) LLC+	(1.50	)%*	– 0	–	969,385
Credit Suisse Securities (USA) LLC+	(0.50	)%*	– 0	–	806,345
Credit Suisse Securities (USA) LLC+	0.00%		– 0	–	877,200

					$3,306,437

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2012
*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of May 31, 2012, the Fund had the following unfunded loan commitment of $1,275,000, which may be drawn at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost			Value
General Motors Holding, LLC Revolver
LIBOR+2.75%, 10/27/15	$1,275,000	$	– 0	–	$(134,933)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the aggregate market value of these securities amounted to $113,152,959 or 27.8% of net assets.
(b)	Security is in default and is non-income producing.
(c)	Pay-In-Kind Payments (PIK).
(d)	Non-income producing security.
(e)	Fair valued.
(f)	Illiquid security.
(g)	Floating Rate Security. Stated interest rate was in effect at May 31, 2012.
(h)	Variable rate coupon, rate shown as of May 31, 2012.
(i)	One contract relates to 100 shares.
(j)	One contract relates to 50 shares.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,558,400 and gross unrealized depreciation of investments was $(15,111,534), resulting in net unrealized appreciation of $5,446,866.

Currency Abbreviations:

CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound

Glossary:

CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three - level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three - tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$268,127,442		$1,261,413		$269,388,855
Corporates - Investment Grades		– 0	–	23,873,593		671,420		24,545,013
Governments - Treasuries		– 0	–	20,890,198		– 0	–	20,890,198
Bank Loans		– 0	–	– 0	–	10,411,100		10,411,100
Emerging Markets - Corporate Bonds		– 0	–	9,737,752		426,100		10,163,852
Emerging Markets - Sovereigns		– 0	–	7,496,210		– 0	–	7,496,210
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	6,990,562		6,990,562
Quasi-Sovereigns		– 0	–	5,939,280		– 0	–	5,939,280
Preferred Stocks		3,693,204		670,400		– 0	–	4,363,604
Asset-Backed Securities		– 0	–	– 0	–	4,252,294		4,252,294
Governments - Sovereign Bonds		– 0	–	1,840,913		– 0	–	1,840,913
Collateralized Mortgage Obligations		– 0	–	– 0	–	1,793,512		1,793,512
Options Purchased - Puts		88,563		1,502,559		59,880		1,651,002
Local Governments - Municipal Bonds		– 0	–	1,252,875		– 0	–	1,252,875
Common Stocks		39,032		– 0	–	1,138,861		1,177,893
Governments - Sovereign Agencies		– 0	–	477,849		– 0	–	477,849
Warrants		– 0	–	– 0	–	– 0	– ^	– 0	–
Options Purchased - Calls		– 0	–	5,193		– 0	–	5,193
Short-Term Investments		24,913,744		– 0	–	– 0	–	24,913,744

Total Investments in Securities		28,734,543		341,814,264+		27,005,142		397,553,949
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	1,301,936		– 0	–	1,301,936
Credit Default Swap Contracts		– 0	–	1,161,213		– 0	–	1,161,213
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(315,273)		– 0	–	(315,273)
Interest Rate Swap Contracts		– 0	–	(654,064)		– 0	–	(654,064)
Credit Default Swaptions Written		– 0	–	(1,326,751)		– 0	–	(1,326,751)
Credit Default Swap Contracts		– 0	–	(2,473,209)		– 0	–	(2,473,209)
Unfunded Loan Commitments		– 0	–	– 0	–	(134,933)		(134,933)

Total		$28,734,543		$339,508,116		$26,870,209		$395,112,868

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

High-Yield Portfolio	Corporates - Non-Investment Grades		Corporates Investment Grade		Bank Loans
Balance as of 8/31/11	$ – 0	–	$ – 0	–	$10,343,363
Accrued discounts/(premiums)	(29,519)		(1,515)		135,458
Realized gain (loss)	186		– 0	–	(222,944)
Change in unrealized appreciation/depreciation	(46,580)		38,500		195,727
Purchases	692,393		– 0	–	8,391,442
Sales	(39,613)		– 0	–	(8,431,946)
Transfers in to Level 3	684,546		634,435		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/12	$1,261,413		$671,420		$10,411,100

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$(46,219)		$38,500		$(140,592)

	Emerging Markets - Corporate Bonds		Commercial Mortgage- Backed Securities		Asset-Backed Securities
Balance as of 8/31/11	$ – 0	–	$8,359,213		$4,150,561
Accrued discounts/(premiums)	(629)		79,426		65,466
Realized gain (loss)	– 0	–	443,338		872
Change in unrealized appreciation/depreciation	15,259		(166,360)		163,840
Purchases	204,500		2,586,389		– 0	–
Sales	– 0	–	(4,311,444)		(128,445)
Transfers in to Level 3	206,970		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/12	$426,100		$6,990,562		$4,252,294

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$15,259		$154,754		$163,840

	Collateralized Mortgage Obligations		Option Purchased - Puts		Common Stocks
Balance as of 8/31/11	$3,199,181		$70,508		$1,177,497
Accrued discounts/(premiums)	35,028		– 0	–	– 0	–
Realized gain (loss)	(55,881)		(88,740)		– 0	–
Change in unrealized appreciation/depreciation	12,225		(5,728)		(38,636)
Purchases	– 0	–	83,840		– 0	–
Sales	(1,397,041)		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/12	$1,793,512		$59,880		$1,138,861

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$(58,291)		$(70,458)		$(38,636)

	Warrants^			Option Purchased - Calls			Credit Default Swaptions Written
Balance as of 8/31/11	$	– 0	–		$42,334			$(23,659)
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		(234,050)			220,100
Change in unrealized appreciation/depreciation		– 0	–		191,716			(196,441)
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 5/31/12	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$	– 0	–	$	– 0	–	$	– 0	–

	Credit Default Swap Contracts			Unfunded Loan Commitments			Total
Balance as of 8/31/11		$409,234			$(141,844)			$27,586,388
Accrued discounts/(premiums)		– 0	–		18,887			302,602
Realized gain (loss)		697,000			– 0	–		759,881
Change in unrealized appreciation/depreciation		(409,234)			(11,976)			(257,688)
Purchases					– 0	–		11,958,564
Sales		(697,000)			– 0	–		(15,005,489)
Transfers in to Level 3		– 0	–		– 0	–		1,525,951
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 5/31/12	$	– 0	–		$(134,933)			$26,870,209

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/12	$	– 0	–		$(11,976)			$6,181

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at May 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 5/31/2012	Valuation Technique	Unobservable Input	Range
Bank Loans	$10,411,100	Consensus Pricing	Composite of Quotes	75.667-100.792

Bank Loans

The significant unobservable inputs used in the fair value measurement of the Fund’s Bank Loans are the market quotes that are received by the vendor and aggregated into the consensus price.

The significant unobservable inputs used in the fair value measurement of the Fund’s Private Corporate and Asset Backed Securities are the spread over the public curve as well as the spreads or yields on the non-rated instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2012